UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of

            Master Bond LLC

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund

            of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street,

            New York, NY 10055

Registrants’ telephone number, including area code:   (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 09/30/2015

Item 1 –	Report to Stockholders

SEPTEMBER 30, 2015

ANNUAL REPORT	BLACKROCK®

BlackRock Total Return Fund	of BlackRock Bond Fund, Inc.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions were the overarching themes driving financial markets during the 12-month period ended September 30, 2015. U.S. economic growth was picking up considerably in the fourth quarter of 2014, while the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite expectations that the Federal Reserve (the “Fed”) would eventually be inclined to raise short-term interest rates. International markets struggled even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, fueling a sell-off in energy-related assets and emerging markets. Investors piled into U.S. Treasury bonds as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks temporarily abated and the U.S. economy hit a soft patch amid a harsh winter and a west coast port strike. High valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia began to improve, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar posed another significant headwind for the asset class.

U.S. economic growth regained momentum in the second quarter, helping U.S. stocks resume an upward path; however, the improving data underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse. These concerns abated when the Greek parliament passed a series of austerity and reform measures in July. But the market’s calm was short-lived. Signs of weakness in China’s economy sparked extreme levels of volatility in Chinese equities despite policymakers’ attempts to stabilize the market.

Higher volatility spread through markets globally in the third quarter as further evidence of deceleration in China stoked worries about overall global growth. Weakening demand caused oil prices to slide once again, igniting another steep sell-off in emerging markets. Global volatility spiked higher as investors speculated whether the Fed would raise rates at its September meeting. News that the rate hike had been postponed brought little relief in the markets as the central bank’s decision reinforced investors’ concerns about the state of the global economy. Global equities and high yield bonds broadly declined, while higher quality assets, including U.S. Treasury bonds, municipal bonds and investment grade credit benefited from investors seeking shelter amid global uncertainty.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.18)%	(0.61)%
U.S. small cap equities (Russell 2000® Index)	(11.55)	1.25
International equities (MSCI Europe, Australasia, Far East Index)	(9.68)	(8.66)
Emerging market equities (MSCI Emerging Markets Index)	(17.33)	(19.28)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.21)	6.03
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.47)	2.94
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.70	3.00
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(4.82)	(3.40)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of September 30, 2015

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Barclays U.S. Aggregate Bond Index.

Portfolio Management Commentary

On June 23, 2015, the Fund’s Investor B1 Shares converted to Investor A1 Shares. In addition, on September 1, 2015, the Fund’s BlackRock Shares were redesignated to Class K Shares.

How did the Fund perform?

•

For the 12-month period ended September 30, 2015, the Fund, through its investment in Master Total Return Portfolio (the “Master Portfolio”), underperformed its benchmark, the Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

•

The main detractors from performance were the Master Portfolio’s underweight U.S. duration (sensitivity to interest rate movements) positioning along with its exposure to U.S. Treasury Inflation Protected Securities (“TIPS”) in breakeven form. (“Breakeven” refers to the spread between real and nominal yields.)

•

The most significant contributors to performance were the Master Portfolio’s overweight allocation to securitized assets such as commercial mortgage-backed securities and asset-backed securities, and the Master Portfolio’s tactical shifts with respect to its weighting in U.S. investment grade credits. The Master Portfolio’s allocations in municipal securities and high yield securities and its active currency positioning also added to relative return.

•

The Master Portfolio held derivatives during the period as a part of its investment strategy. Derivatives are used by the Master Portfolio as a means to manage risk and/or take outright views on interest rates, credit risk and/or foreign exchange positions in the Master Portfolio. During the period, the Master Portfolio’s derivative holdings had a positive impact on performance.

Describe recent portfolio activity.

•

During the period, the Master Portfolio tactically adjusted the duration of its U.S. holdings, maintaining a modest underweight there for almost the entire period. The Master Portfolio also kept an underweight in U.S. investment grade credit given low yields in early 2015, but began to reduce the underweight as yields rose in the second quarter. The Master Portfolio also reduced its allocation in municipal bonds and tactically traded its high yield bond exposure. In addition, given the strong performance experienced by securitized assets and increasing macroeconomic concerns, the Master Portfolio’s allocation in securitized assets was slightly reduced near period end. In terms of currency allocation, the Master Portfolio maintained a strong U.S. dollar bias early in the period, but gradually scaled this back beginning in March 2015 on uncertainty surrounding U.S. Federal Reserve policy.

Describe portfolio positioning at period end.

•

Relative to the Barclays U.S. Aggregate Bond Index, the Master Portfolio ended the period modestly underweight U.S. duration and U.S. investment grade credit. The Master Portfolio remained overweight securitized assets, despite some trimming late in the period. The Fund also held modest exposures in U.S. high yield securities, municipal securities, non-U.S. securities and TIPS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including investment advisory and administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed income securities.

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

Performance Summary for the Period Ended September 30, 2015
				Average Annual Total Returns[4]
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.83%	2.55%	(1.31)%	2.77%	N/A	4.46%	N/A	4.57%	N/A
Service	2.52	2.14	(1.42)	2.55	N/A	4.21	N/A	4.31	N/A
Investor A	2.39	2.24	(1.47)	2.44	(1.66)%	4.13	3.28%	4.25	3.82%
Investor A1	2.66	2.60	(1.38)	2.63	1.60	4.32	4.11	4.42	4.31
Investor B	2.11	2.05	(1.71)	1.92	(2.07)	3.43	3.07	3.58	3.58
Investor C	1.83	1.62	(1.80)	1.76	0.77	3.47	3.47	3.58	3.58
Investor C1	1.92	1.85	(1.76)	1.85	0.85	3.53	3.53	3.66	3.66
Investor C2	2.24	2.14	(1.60)	2.17	1.18	3.78	3.78	3.91	3.91
Class K	2.88	2.76	(1.20)	2.84	N/A	4.56	N/A	4.70	N/A
Class R	2.24	2.01	(1.59)	2.18	N/A	3.87	N/A	3.99	N/A
Barclays U.S. Aggregate Bond Index	—	—	(0.47)	2.94	N/A	3.10	N/A	4.64	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	5

About Fund Performance

•

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to September 24, 2007, Institutional Share performance results are those of BlackRock Shares of BlackRock Total Return Portfolio (the “Predecessor Fund”) restated to reflect Institutional Share fees.

•

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to certain eligible investors. Prior to September 24, 2007, Service Share performance results are those of Investor A Shares of the Predecessor Fund restated to reflect Service Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Prior to September 24, 2007, Investor A Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor A Share fees. Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor A1 Shares are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). Prior to September 24, 2007, Investor A1 Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor A1 Share fees. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at time of purchase. On June 23, 2015, all of the issued and outstanding Investor B1 Shares were converted into Investor A1 Shares with the same relative aggregated net asset value (“NAV”).

•

Investor B Shares are subject to a maximum CDSC of 4.00% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.) Prior to September 24, 2007, Investor B Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor B Share fees.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C Share performance results are those of Investor C Shares of the Predecessor Fund with no adjustments. These shares are generally available through financial intermediaries.

•

Investor C1 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C1 Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor C1 Share fees.

•

Investor C2 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor C2 Share performance results are those of BlackRock Shares of the Predecessor Fund restated to reflect Investor C2 Share fees.

•

Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. On September 1, 2015, all of the issued and outstanding BlackRock Shares were redesignated as Class K Shares. Prior to September 24, 2007, Class K Shares performance results are those of BlackRock Shares of the Predecessor Fund with no adjustments.

•

Class R Shares are not subject to a maximum initial sales charge (front-end load) or CDSC. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain employer-sponsored retirement plans. Prior to October 2, 2006, Class R Share performance results are those of the Class R Shares of the Predecessor Fund. Prior to the Predecessor Fund Class R Shares inception date, the Class R Share performance is based on the performance of the BlackRock Shares of the Predecessor Fund restated to reflect Class R Share fees.

Investor A1, B, C1 and C2 Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at NAV on the ex-dividend/ payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving or reimbursing its fees after the applicable termination date. See Note 4 of the Notes to Financial Statements for additional information on waivers and reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

6	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown below (which is based on a hypothetical investment of $1,000 invested on April 1, 2015 and held through September 30, 2015) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example
	Actual				Hypothetical[3]
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Expenses Paid During the Period[2]	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Ending Account Value September 30, 2015	Expenses Paid During the Period[2]
Institutional	$1,000.00	$986.90	$2.54	$2.24	$1,000.00	$1,022.51	$2.59	$1,022.81	$2.28
Service	$1,000.00	$985.80	$3.68	$3.39	$1,000.00	$1,021.36	$3.75	$1,021.66	$3.45
Investor A	$1,000.00	$985.30	$4.23	$3.88	$1,000.00	$1,020.81	$4.31	$1,021.16	$3.95
Investor A1	$1,000.00	$986.20	$3.29	$2.99	$1,000.00	$1,021.76	$3.35	$1,022.06	$3.04
Investor B	$1,000.00	$982.90	$6.61	$6.31	$1,000.00	$1,018.40	$6.73	$1,018.70	$6.43
Investor C	$1,000.00	$982.00	$7.50	$7.20	$1,000.00	$1,017.50	$7.64	$1,017.80	$7.33
Investor C1	$1,000.00	$982.40	$7.11	$6.81	$1,000.00	$1,017.90	$7.23	$1,018.20	$6.93
Investor C2	$1,000.00	$984.00	$5.47	$5.17	$1,000.00	$1,019.55	$5.57	$1,019.85	$5.27
Class K4	$1,000.00	$988.00	$2.29	$1.99	$1,000.00	$1,022.76	$2.33	$1,023.06	$2.03
Class R	$1,000.00	$984.10	$5.37	$5.07	$1,000.00	$1,019.65	$5.47	$1,019.95	$5.16

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.51% for Institutional, 0.74% for Service, 0.85% for Investor A, 0.66% for Investor A1, 1.33% for Investor B, 1.51% for Investor C, 1.43% for Investor C1, 1.10% for Investor C2, 0.46% for Class K and 1.08% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[2]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.45% for Institutional, 0.68% for Service, 0.78% for Investor A, 0.60% for Investor A1, 1.27% for Investor B, 1.45% for Investor C, 1.37% for Investor C1, 1.04% for Investor C2, 0.40% for Class K and 1.02% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

[3]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

[4]	On September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	7

The Benefits and Risks of Leveraging

The Master Portfolio may utilize leverage to seek to enhance yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Master Portfolio may utilize leverage by entering into reverse repurchase agreements and/or treasury roll transactions. In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Master Portfolio on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Master Portfolio (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Master Portfolio’s investors will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the shareholders, and the value of these portfolio holdings is reflected in the Master Portfolio’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Master Portfolio’s return on assets purchased with leverage proceeds, income to shareholders will be lower than if the Master Portfolio had not used leverage.

Furthermore, the value of the Master Portfolio’s investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. As a result, changes in interest rates can influence the Master Portfolio’s NAV positively or negatively in addition to the impact on the Master Portfolio’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Master Portfolio’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Master Portfolio’s NAV and dividend rates than it would in a comparable fund that does not use leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Master Portfolio’s shares than if the Master Portfolio were not leveraged. In addition, the Master Portfolio may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Master Portfolio to incur losses. The use of leverage may limit the Master Portfolio’s ability to invest in certain types of securities or use certain types of hedging strategies. The Master Portfolio incurs expenses in connection with the use of leverage, all of which are borne by Master Portfolio investors and may reduce income.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Master Portfolio’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments are discussed in detail in the Master Portfolio’s Notes to Consolidated Financial Statements.

8	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Statement of Assets and Liabilities	BlackRock Total Return Fund

September 30, 2015

Assets
Investments at value — Master Portfolio (cost — $7,065,543,105)	$6,980,191,089
Capital shares sold receivable	30,623,950
Receivable from the Manager	726,837
Prepaid expenses	323,159

Total assets	7,011,865,035

Liabilities
Payables:
Capital shares redeemed	20,190,561
Contributions to the Master Portfolio	10,433,389
Income dividends	5,639,515
Investment advisory fees	1,383,088
Officer’s fees	2,309
Other accrued expenses	107,253
Other affiliates	56,966
Service and distribution fees	899,366
Transfer agent fees	1,217,012

Total liabilities	39,929,459

Net Assets	$6,971,935,576

Net Assets Consist of
Paid-in capital	$7,041,432,196
Undistributed net investment income	33,614,787
Accumulated net realized loss	(17,759,391)
Net unrealized appreciation (depreciation)	(85,352,016)

Net Assets	$6,971,935,576

Net Asset Value
Institutional — Based on net assets of $1,547,790,941 and 132,188,944 shares outstanding, 500 million shares authorized, $0.10 par value	$11.71

Service — Based on net assets of $45,616,267 and 3,895,202 shares outstanding, 50 million shares authorized, $0.10 par value	$11.71

Investor A — Based on net assets of $2,267,386,326 and 193,557,493 shares outstanding, 450 million shares authorized, $0.10 par value	$11.71

Investor A1 — Based on net assets of $38,412,495 and 3,281,945 shares outstanding, 50 million shares authorized, $0.10 par value	$11.70

Investor B — Based on net assets of $4,578,089 and 391,124 shares outstanding, 250 million shares authorized, $0.10 par value	$11.70

Investor C — Based on net assets of $421,097,086 and 35,978,455 shares outstanding, 100 million shares authorized, $0.10 par value	$11.70

Investor C1 — Based on net assets of $88,550,801 and 7,562,410 shares outstanding, 100 million shares authorized, $0.10 par value	$11.71

Investor C2 — Based on net assets of $4,729,141 and 404,163 shares outstanding, 50 million shares authorized, $0.10 par value	$11.70

Class K1 — Based on net assets of $2,500,152,426 and 213,551,508 shares outstanding, 450 million shares authorized, $0.10 par value	$11.71

Class R — Based on net assets of $53,622,004 and 4,577,939 shares outstanding, 250 million shares authorized, $0.10 par value	$11.71

[1]	On September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	9

Statement of Operations	BlackRock Total Return Fund

Year Ended September 30, 2015

Investment Income
Net investment income allocated from the Master Portfolios:
Interest — unaffiliated	$184,978,282
Interest — affiliated	14
Dividends — affiliated	370,504
Dividends — unaffiliated	1,668,163
Foreign taxes withheld	(38,878)
Total expenses excluding interest expense	(5,238,932)
Interest expense	(2,940,358)
Fees waived	43,289

Total income	178,842,084

Fund Expenses
Investment advisory	17,447,153
Service — Service	60,045
Service — Investor A	4,053,314
Service — Investor A1	39,974
Service and distribution — Investor B	54,061
Service and distribution — Investor B1	1,960
Service and distribution — Investor C	3,785,023
Service and distribution — Investor C1	800,003
Service and distribution — Investor C2	25,698
Service and distribution — Class R	187,971
Transfer agent — Institutional	1,516,951
Transfer agent — Service	20,032
Transfer agent — Investor A	2,507,221
Transfer agent — Investor A1	45,662
Transfer agent — Investor B	25,633
Transfer agent — Investor B1	610
Transfer agent — Investor C	556,507
Transfer agent — Investor C1	185,752
Transfer agent — Investor C2	10,534
Transfer agent — Class K1	162,815
Transfer agent — Class R	65,873
Registration	338,072
Printing	240,384
Professional	203,188
Officer	2,980
Miscellaneous	43,430

Total expenses	32,380,846
Less:
Fees waived by Manager	(785,363)
Transfer agent fees waived and/or reimbursed — class specific	(1,355,896)

Total expenses after fees waived and/or reimbursed	30,239,587

Net investment income	148,602,497

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized gain from investments, financial futures contracts, options written, structured options, swaps, foreign currency transactions, borrowed bonds, interest rate floors and capital gain distributions received from affiliated investment companies	77,459,248
Net change in unrealized appreciation (depreciation) on investments, financial futures contracts, options written, structured options, short sales, swaps, foreign currency translations, unfunded floating rate loan interests and borrowed bonds	(127,078,676)

Total realized and unrealized loss	(49,619,428)

Net Increase in Net Assets Resulting from Operations	$98,983,069

[1]	On September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

10	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Statements of Changes in Net Assets	BlackRock Total Return Fund

	Year Ended September 30,
Increase (Decrease) in Net Assets:	2015	2014

Operations
Net investment income	$148,602,497	$99,656,658
Net realized gain	77,459,248	68,743,991
Net change in unrealized appreciation (depreciation)	(127,078,676)	16,053,580

Net increase in net assets resulting from operations	98,983,069	184,454,229

Distributions to Shareholders From[1]
Net investment income:
Institutional	(43,495,788)	(34,226,797)
Service	(665,020)	(18,325)
Investor A	(45,048,774)	(34,561,380)
Investor A1	(1,210,683)	(1,452,348)
Investor B	(171,681)	(348,290)
Investor B1	(11,267)	(25,847)
Investor C	(8,141,624)	(7,925,155)
Investor C1	(2,271,323)	(3,154,041)
Investor C2	(133,230)	(178,392)
Class K2	(70,203,009)	(18,562,380)
Class R	(958,378)	(878,345)

Decrease in net assets resulting from distributions to shareholders	(172,310,777)	(101,331,300)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	4,071,945,043	(40,168,966)

Net Assets
Total increase in net assets	3,998,617,335	42,953,963
Beginning of year	2,973,318,241	2,930,364,278

End of year	$6,971,935,576	$2,973,318,241

Undistributed (distributions in excess of) net investment income, end of year	$33,614,787	$(16,066,676)

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

[2]	On September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	11

Financial Highlights	BlackRock Total Return Fund

	Institutional
	Year Ended September 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.76	$11.43	$11.75	$11.14	$11.31

Net investment income[1]	0.32	0.42	0.38	0.43	0.48
Net realized and unrealized gain (loss)	0.01	0.34	(0.27)	0.62	(0.20)

Net increase from investment operations	0.33	0.76	0.11	1.05	0.28

Distributions from net investment income[2]	(0.38)	(0.43)	(0.43)	(0.44)	(0.45)

Net asset value, end of year	$11.71	$11.76	$11.43	$11.75	$11.14

Total Return[3]
Based on net asset value	2.77%	6.72%	0.89%	9.63%	2.54%

Ratios to Average Net Assets[4]
Total expenses	0.56%[5]	0.77%[5]	0.83%[5]	0.82%[5]	1.08%[5]

Total expenses after fees waived and/or reimbursed	0.50%[5]	0.67%[5]	0.73%[5]	0.69%[5]	0.98%[5]

Total expenses after fees waived and/or reimbursed excluding interest expense	0.45%[5]	0.53%[5]	0.52%[5,6]	0.52%[5,6]	0.54%[5,6]

Net investment income	2.72%[5]	3.62%[5]	3.22%[5]	3.81%[5]	4.26%[5]

Supplemental Data
Net assets, end of year (000)	$1,547,791	$859,415	$871,868	$879,843	$1,039,894

Portfolio turnover rate of the Master Portfolio[7]	1,015%	750%	777%	1,346%	1,771%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Ratio presented to conform to current year presentation.

[7]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding mortgage dollar roll transactions)	725%	529%	450%	752%	1,379%

See Notes to Financial Statements.

12	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Financial Highlights (continued)	BlackRock Total Return Fund

	Service
	Year Ended September 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.76	$11.43	$11.75	$11.15	$11.32

Net investment income[1]	0.29	0.39	0.35	0.41	0.44
Net realized and unrealized gain (loss)	0.01	0.34	(0.28)	0.61	(0.19)

Net increase from investment operations	0.30	0.73	0.07	1.02	0.25

Distributions from net investment income[2]	(0.35)	(0.40)	(0.39)	(0.42)	(0.42)

Net asset value, end of year	$11.71	$11.76	$11.43	$11.75	$11.15

Total Return[3]
Based on net asset value	2.55%	6.48%	0.65%	9.28%	2.31%

Ratios to Average Net Assets[4]
Total expenses	0.80%[5]	1.07%[5]	1.21%[5]	1.18%[5]	1.37%[5]

Total expenses after fees waived and/or reimbursed	0.74%[5]	0.89%[5]	0.94%[5]	0.92%[5]	1.18%[5]

Total expenses after fees waived and/or reimbursed excluding interest expense	0.67%[5]	0.76%[5]	0.76%[5,6]	0.76%[5,6]	0.76%[5,6]

Net investment income	2.46%[5]	3.37%[5]	3.01%[5]	3.57%[5]	4.00%[5]

Supplemental Data
Net assets, end of year (000)	$45,616	$720	$454	$672	$610

Portfolio turnover rate of the Master Portfolio[7]	1,015%	750%	777%	1,346%	1,771%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Ratio presented to conform to current year presentation.

[7]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding mortgage dollar roll transactions)	725%	529%	450%	752%	1,379%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	13

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor A
	Year Ended September 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.76	$11.43	$11.75	$11.15	$11.32

Net investment income[1]	0.28	0.39	0.34	0.40	0.44
Net realized and unrealized gain (loss)	0.01	0.33	(0.26)	0.61	(0.16)

Net increase from investment operations	0.29	0.72	0.08	1.01	0.28

Distributions from net investment income[2]	(0.34)	(0.39)	(0.40)	(0.41)	(0.45)

Net asset value, end of year	$11.71	$11.76	$11.43	$11.75	$11.15

Total Return[3]
Based on net asset value	2.44%	6.42%	0.58%	9.20%	2.23%

Ratios to Average Net Assets[4]
Total expenses	0.87%[5]	1.05%[5]	1.14%[5]	1.12%[5]	1.38%[5]

Total expenses after fees waived and/or reimbursed	0.84%[5]	0.95%[5]	1.04%[5]	1.00%[5]	1.29%[5]

Total expenses after fees waived and/or reimbursed excluding interest expense	0.78%[5]	0.82%[5]	0.82%[5,6]	0.83%[5,6]	0.84%[5,6]

Net investment income	2.40%[5]	3.33%[5]	2.89%[5]	3.50%[5]	3.95%[5]

Supplemental Data
Net assets, end of year (000)	$2,267,386	$1,084,239	$1,138,151	$1,070,124	$939,439

Portfolio turnover rate of the Master Portfolio[7]	1,015%	750%	777%	1,346%	1,771%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Ratio presented to conform to current year presentation.

[7]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding mortgage dollar roll transactions)	725%	529%	450%	752%	1,379%

See Notes to Financial Statements.

14	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor A1
	Year Ended September 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.75	$11.42	$11.75	$11.14	$11.31

Net investment income[1]	0.31	0.41	0.37	0.42	0.46
Net realized and unrealized gain (loss)	0.00 [2]	0.34	(0.29)	0.62	(0.20)

Net increase from investment operations	0.31	0.75	0.08	1.04	0.26

Distributions from net investment income[3]	(0.36)	(0.42)	(0.41)	(0.43)	(0.43)

Net asset value, end of year	$11.70	$11.75	$11.42	$11.75	$11.14

Total Return[4]
Based on net asset value	2.63%	6.63%	0.70%	9.50%	2.41%

Ratios to Average Net Assets[5]
Total expenses	0.67%[6]	0.86%[6]	0.92%[6]	0.94%[6]	1.20%[6]

Total expenses after fees waived and/or reimbursed	0.64%[6]	0.76%[6]	0.81%[6]	0.82%[6]	1.10%[6]

Total expenses after fees waived and/or reimbursed excluding interest expense	0.60%[6]	0.62%[6]	0.62%[6,7]	0.65%[6,7]	0.67%[6,7]

Net investment income	2.59%[6]	3.53%[6]	3.13%[6]	3.69%[6]	4.11%[6]

Supplemental Data
Net assets, end of year (000)	$38,412	$40,402	$40,014	$46,438	$49,333

Portfolio turnover rate of the Master Portfolio[8]	1,015%	750%	777%	1,346%	1,771%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Ratio presented to conform to current year presentation.

[8]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding mortgage dollar roll transactions)	725%	529%	450%	752%	1,379%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	15

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor B
	Year Ended September 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.75	$11.42	$11.74	$11.14	$11.31

Net investment income[1]	0.22	0.31	0.26	0.31	0.36
Net realized and unrealized gain (loss)	0.01	0.34	(0.28)	0.61	(0.19)

Net increase (decrease) from investment operations	0.23	0.65	(0.02)	0.92	0.17

Distributions from net investment income[2]	(0.28)	(0.32)	(0.30)	(0.32)	(0.34)

Net asset value, end of year	$11.70	$11.75	$11.42	$11.74	$11.14

Total Return[3]
Based on net asset value	1.92%	5.71%	(0.22)%	8.42%	1.54%

Ratios to Average Net Assets[4]
Total expenses	1.55%[5]	1.76%[5]	1.90%[5]	1.86%[5]	2.03%[5]

Total expenses after fees waived and/or reimbursed	1.35%[5]	1.65%[5]	1.79%[5]	1.74%[5]	1.94%[5]

Total expenses after fees waived and/or reimbursed excluding interest expense	1.31%[5]	1.51%[5]	1.63%[5,6]	1.58%[5,6]	1.52%[5,6]

Net investment income	1.89%[5]	2.64%[5]	2.20%[5]	2.76%[5]	3.25%[5]

Supplemental Data
Net assets, end of year (000)	$4,578	$10,234	$15,601	$31,005	$49,275

Portfolio turnover rate of the Master Portfolio[7]	1,015%	750%	777%	1,346%	1,771%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Ratio presented to conform to current year presentation.

[7]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding mortgage dollar roll transactions)	725%	529%	450%	752%	1,379%

See Notes to Financial Statements.

16	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C
	Year Ended September 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.75	$11.42	$11.75	$11.14	$11.31

Net investment income[1]	0.20	0.31	0.26	0.33	0.37
Net realized and unrealized gain (loss)	0.01	0.34	(0.27)	0.62	(0.19)

Net increase (decrease) from investment operations	0.21	0.65	(0.01)	0.95	0.18

Distributions from net investment income[2]	(0.26)	(0.32)	(0.32)	(0.34)	(0.35)

Net asset value, end of year	$11.70	$11.75	$11.42	$11.75	$11.14

Total Return[3]
Based on net asset value	1.76%	5.75%	(0.13)%	8.63%	1.61%

Ratios to Average Net Assets[4]
Total expenses	1.60%[5]	1.80%[5]	1.89%[5]	1.88%[5]	2.18%[5]

Total expenses after fees waived and/or reimbursed	1.50%[5]	1.58%[5]	1.67%[5]	1.62%[5]	1.91%[5]

Total expenses after fees waived and/or reimbursed excluding interest expense	1.45%[5]	1.45%[5]	1.45%[5,6]	1.45%[5,6]	1.46%[5,6]

Net investment income	1.73%[5]	2.70%[5]	2.25%[5]	2.89%[5]	3.35%[5]

Supplemental Data
Net assets, end of year (000)	$421,097	$316,553	$262,458	$241,628	$220,431

Portfolio turnover rate of the Master Portfolio[7]	1,015%	750%	777%	1,346%	1,771%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Ratio presented to conform to current year presentation.

[7]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding mortgage dollar roll transactions)	725%	529%	450%	752%	1,379%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	17

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C1
	Year Ended September 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.76	$11.43	$11.75	$11.14	$11.32

Net investment income[1]	0.22	0.32	0.28	0.33	0.38
Net realized and unrealized gain (loss)	0.00 [2]	0.34	(0.28)	0.62	(0.21)

Net increase from investment operations	0.22	0.66	—	0.95	0.17

Distributions from net investment income[3]	(0.27)	(0.33)	(0.32)	(0.34)	(0.35)

Net asset value, end of year	$11.71	$11.76	$11.43	$11.75	$11.14

Total Return[4]
Based on net asset value	1.85%	5.82%	0.01%	8.67%	1.56%

Ratios to Average Net Assets[5]
Total expenses	1.44%[6]	1.63%[6]	1.70%[6]	1.70%[6]	1.94%[6]

Total expenses after fees waived and/or reimbursed	1.41%[6]	1.53%[6]	1.59%[6]	1.58%[6]	1.85%[6]

Total expenses after fees waived and/or reimbursed excluding interest expense	1.37%[6]	1.39%[6]	1.40%[6,7]	1.41%[6,7]	1.42%[6,7]

Net investment income	1.83%[6]	2.76%[6]	2.36%[6]	2.92%[6]	3.37%[6]

Supplemental Data
Net assets, end of year (000)	$88,551	$105,604	$118,061	$144,824	$161,362

Portfolio turnover rate of the Master Portfolio[8]	1,015%	750%	777%	1,346%	1,771%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Ratio presented to conform to current year presentation.

[8]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding mortgage dollar roll transactions)	725%	529%	450%	752%	1,379%

See Notes to Financial Statements.

18	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C2
	Year Ended September 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.75	$11.42	$11.74	$11.13	$11.31

Net investment income[1]	0.25	0.35	0.31	0.36	0.39
Net realized and unrealized gain (loss)	0.01	0.34	(0.29)	0.62	(0.20)

Net increase from investment operations	0.26	0.69	0.02	0.98	0.19

Distributions from net investment income[2]	(0.31)	(0.36)	(0.34)	(0.37)	(0.37)

Net asset value, end of year	$11.70	$11.75	$11.42	$11.74	$11.13

Total Return[3]
Based on net asset value	2.17%	6.09%	0.25%	8.91%	1.73%

Ratios to Average Net Assets[4]
Total expenses	1.16%[5]	1.37%[5]	1.45%[5]	1.48%[5]	1.77%[5]

Total expenses after fees waived and/or reimbursed	1.09%[5]	1.27%[5]	1.34%[5]	1.36%[5]	1.68%[5]

Total expenses after fees waived and/or reimbursed excluding interest expense	1.05%[5]	1.13%[5]	1.16%[5,6]	1.19%[5,6]	1.24%[5,6]

Net investment income	2.15%[5]	3.01%[5]	2.61%[5]	3.14%[5]	3.54%[5]

Supplemental Data
Net assets, end of year (000)	$4,729	$5,530	$6,316	$8,455	$9,419

Portfolio turnover rate of the Master Portfolio[7]	1,015%	750%	777%	1,346%	1,771%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[6]	Ratio presented to conform to current year presentation.

[7]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding mortgage dollar roll transactions)	725%	529%	450%	752%	1,379%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	19

Financial Highlights (continued)	BlackRock Total Return Fund

	Class K1
	Year Ended September 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.76	$11.43	$11.75	$11.14	$11.32

Net investment income[2]	0.33	0.44	0.40	0.45	0.49
Net realized and unrealized gain (loss)	0.00 [3]	0.33	(0.27)	0.62	(0.21)

Net increase from investment operations	0.33	0.77	0.13	1.07	0.28

Distributions from net investment income[4]	(0.38)	(0.44)	(0.45)	(0.46)	(0.46)

Net asset value, end of year	$11.71	$11.76	$11.43	$11.75	$11.14

Total Return[5]
Based on net asset value	2.84%	6.86%	1.01%	9.77%	2.58%

Ratios to Average Net Assets[6]
Total expenses	0.46%[7]	0.64%[7]	0.72%[7]	0.68%[7]	0.94%[7]

Total expenses after fees waived and/or reimbursed	0.44%[7]	0.54%[7]	0.61%[7]	0.55%[7]	0.85%[7]

Total expenses after fees waived and/or reimbursed excluding interest expense	0.39%[7]	0.40%[7]	0.40%[7,8]	0.40%[7,8]	0.41%[7,8]

Net investment income	2.76%[7]	3.75%[7]	3.33%[7]	3.92%[7]	4.39%[7]

Supplemental Data
Net assets, end of year (000)	$2,500,152	$521,495	$447,165	$524,235	$745,536

Portfolio turnover rate of the Master Portfolio[9]	1,015%	750%	777%	1,346%	1,771%

[1]	On September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[8]	Ratio presented to conform to current year presentation.

[9]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding mortgage dollar roll transactions)	725%	529%	450%	752%	1,379%

See Notes to Financial Statements.

20	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Financial Highlights (concluded)	BlackRock Total Return Fund

	Class R
	Year Ended September 30,
	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of year	$11.76	$11.43	$11.75	$11.15	$11.32

Net investment income[1]	0.26	0.36	0.31	0.37	0.41
Net realized and unrealized gain (loss)	0.00 [2]	0.33	(0.27)	0.61	(0.19)

Net increase from investment operations	0.26	0.69	0.04	0.98	0.22

Distributions from net investment income[3]	(0.31)	(0.36)	(0.36)	(0.38)	(0.39)

Net asset value, end of year	$11.71	$11.76	$11.43	$11.75	$11.15

Total Return[4]
Based on net asset value	2.18%	6.14%	0.33%	8.94%	1.99%

Ratios to Average Net Assets[5]
Total expenses	1.14%[6]	1.34%[6]	1.43%[6]	1.46%[6]	1.74%[6]

Total expenses after fees waived and/or reimbursed	1.08%[6]	1.22%[6]	1.27%[6]	1.24%[6]	1.50%[6]

Total expenses after fees waived and/or reimbursed excluding interest expense	1.03%[6]	1.08%[6]	1.07%[6,7]	1.07%[6,7]	1.09%[6,7]

Net investment income	2.15%[6]	3.07%[6]	2.66%[6]	3.27%[6]	3.68%[6]

Supplemental Data
Net assets, end of year (000)	$53,622	$28,457	$29,056	$34,891	$29,175

Portfolio turnover rate of the Master Portfolio[8]	1,015%	750%	777%	1,346%	1,771%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.

[7]	Ratio presented to conform to current year presentation.

[8]	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Year Ended September 30,
	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding mortgage dollar roll transactions)	725%	529%	450%	752%	1,379%

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	21

Notes to Financial Statements	BlackRock Total Return Fund

1. Organization:

BlackRock Total Return Fund (the “Fund”) is a series of BlackRock Bond Fund, Inc. (the “Corporation”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Corporation is organized as a Maryland corporation. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At September 30, 2015, the percentage of the Master Portfolio owned by the Fund was 94.1%. The consolidated financial statements of the Master Portfolio, including the Consolidated Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A1, B, C1 and C2 Shares are only available through exchanges and distribution reinvestments by current holders and for purchase by certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Class K1 and Class R Shares	No	No	None
Investor A and Investor A1 Shares	Yes	No2	None
To Investor A Shares after
Investor B Shares	No	Yes	approximately 10 years
Investor C, Investor C1 and Investor C2 Shares	No	Yes	None

[1]	On September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.

[2]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

On June 23, 2015, the Fund’s Investor B1 Shares converted into Investor A1 Shares, with the same relative aggregate net asset value as the original shares held immediately prior to such conversion.

The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Master Portfolio’s investment in BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

22	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)	BlackRock Total Return Fund

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”), for 1940 Act purposes.

The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the combined average daily net assets of the Fund and the Master Portfolio at the following annual rates for the periods indicated:

Average daily net assets	Investment Advisory Fee
	Period October 1, 2014 to November 20, 2014	Period November 21, 2014 to September 30, 2015[1]
First $250 million	0.50%	0.32%
$250 million - $500 million	0.45%	0.31%
$500 million - $750 million	0.40%	0.30%
Greater than $750 million	0.35%	0.29%

[1]

This investment advisory fee applies to the Fund for as long as the Fund invests in the Master Portfolio or another master fund advised by the Manager or an affiliate thereof in a master-feeder structure. If the Fund ceases to operate as a feeder fund in a master/feeder structure, the maximum actual investment advisory fees payable to the Manager (as a percentage of average daily net assets) by the Fund are as follows: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

Prior to November 21, 2014, the Manager contractually agreed to waive its investment advisory fees by the amount of the Fund’s share of the investment advisor’s fee paid to the Master Portfolio. For the year ended September 30, 2015, the Manager waived $420,532, which is included in fees waived by the Manager in the Statement of Operations.

The Manager, on behalf of the Fund, entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	23

Notes to Financial Statements (continued)	BlackRock Total Return Fund

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor A1	0.10%	—
Investor B	0.25%	0.50%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%
Investor C2	0.25%	0.25%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor C, Investor C1, Investor C2 and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2015, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$560,900
Investor A	$149
Investor C	$53

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended September 30, 2015, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$13,276
Service	$81
Investor A	$8,274
Investor A1	$368
Investor B	$52
Investor B1[1]	$2
Investor C	$2,467
Investor C1	$356
Investor C2	$10
Class K2	$1,420
Class R	$54

[1]	On June 23, 2015, the Fund’s Investor B1 Shares converted into Investor A1 Shares.

[2]	On September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.

24	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)	BlackRock Total Return Fund

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The contractual expense limitations as a percentage of average daily net assets are as follows for the periods indicated:

	Contractual Waivers
	Period October 1, 2014 to November 20, 2014	Period November 21, 2014 to September 30, 2015[1]
Institutional	0.55%	0.45%
Service	0.85%	0.76%
Investor A	0.90%	0.79%
Investor A1	—	0.60%
Investor B	—	1.29%
Investor B1[2]	—	1.04%
Investor C	1.65%	1.45%
Investor C1	—	1.37%
Investor C2	—	1.04%
Class K3	0.40%	0.40%
Class R	1.10%	1.04%

[1]	The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement unless approved by the Board, including a majority of the Independent Directors until January 31, 2017.

[2]	On June 23, 2015, the Fund’s Investor B1 Shares converted into Investor A1 Shares.

[3]	On September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.

In addition to the contractual waivers described above, the Manager voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, income tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The voluntary expense limitations as a percentage of average daily net assets are as follows for the periods indicated:

	Voluntary Waivers[1]
	Period October 1, 2014 to October 26, 2014	Period October 27, 2014 to November 20, 2014
Institutional	—	0.45%
Service	0.76%	0.76%
Investor A	—	0.79%
Investor A1	—	0.60%
Investor B	—	1.29%
Investor B1[2]	—	1.04%
Investor C	1.45%	1.45%
Investor C1	—	1.37%
Investor C2	—	1.04%
Class K3	—	—
Class R	1.08%	1.04%

[1]	Voluntary waivers may be reduced or discontinued at any time.

[2]	On June 23, 2015, the Fund’s Investor B1 Shares converted into Investor A1 Shares.

[3]	On September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	25

Notes to Financial Statements (continued)	BlackRock Total Return Fund

As a result of the Fund’s expense limitations for the year ended September 30, 2015, the Manager waived its investment advisory fees in the amount of $364,831, which is included in fees waived by the Manager in the Statement of Operations.

For the year ended September 30, 2015, the Manager waived the following amounts, which are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations:

Institutional	$635,815
Service	12,061
Investor A	219,991
Investor A1	3,270
Investor B	13,349
Investor B1[1]	364
Investor C	325,447
Investor C1	11,829
Investor C2	2,629
Class K2	117,419
Class R	13,722
Total	$1,355,896

[1]	On June 23, 2015, the Fund’s Investor B1 Shares converted to Investor A1 Shares.

[2]	On September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.

For the year ended September 30, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $217,305.

For the year ended September 30, 2015, affiliates received CDSCs as follows:

Investor A	$50,188
Investor B	$324
Investor C	$99,432
Investor C1	$124
Investor C2	$150

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in officer in the Statement of Operations.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended September 30, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions and the timing and recognition of partnership income were reclassified to the following accounts:

Paid-in capital	$1,657,697
Undistributed net investment income	$73,389,743
Accumulated net realized loss	$(75,047,440)

The tax character of distributions paid was as follows:

	9/30/15	9/30/14
Ordinary income	$172,310,777	$101,331,300

26	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)	BlackRock Total Return Fund

As of period end, the tax components of accumulated net losses were as follows:

Undistributed ordinary income	$33,614,787
Capital loss carryforward	(8,923,840)
Net unrealized losses[1]	(94,187,567)

Total	$(69,496,620)

[1]	The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the timing and recognition of partnership income.

As of period end, the Fund had a capital loss carryforward available to offset future realized capital gains of $8,923,840, all of which is due to expire September 30, 2018.

During the year ended September 30, 2015, the Fund utilized $10,083,759 of its capital loss carryforward.

6. Bank Borrowings:

The Master LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Prior to November 25, 2014, the aggregate commitment amount was $1.1 billion, of which the Participating Funds, including the Master Portfolio, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2015, the Master Portfolio did not borrow under the credit agreement.

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended September 30, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Institutional
Shares sold	118,158,138	$1,402,830,770	28,397,432	$330,529,576
Shares issued to shareholders in reinvestment of distributions	2,884,543	34,250,110	2,467,293	28,771,002
Shares redeemed	(61,948,249)	(734,063,253)	(34,066,615)	(398,796,943)

Net increase (decrease)	59,094,432	$703,017,627	(3,201,890)	$(39,496,365)

Service
Shares sold	4,178,816	$49,670,629	25,428	$299,030
Shares issued to shareholders in reinvestment of distributions	55,928	662,075	1,522	17,790
Shares redeemed	(400,737)	(4,726,930)	(5,477)	(63,634)

Net increase	3,834,007	$45,605,774	21,473	$253,186

Investor A
Shares sold and automatic conversion of shares	128,964,682	$1,528,431,888	30,080,816	$351,585,002
Shares issued to shareholders in reinvestment of distributions	3,606,305	42,744,192	2,715,479	31,697,692
Shares redeemed	(31,202,926)	(369,057,742)	(40,172,009)	(464,988,391)

Net increase (decrease)	101,368,061	$1,202,118,338	(7,375,714)	$(81,705,697)

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	27

Notes to Financial Statements (continued)	BlackRock Total Return Fund

	Year Ended September 30, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Investor A1
Shares sold and automatic conversion of shares	449,277	$5,345,334	637,347	$7,396,896
Shares issued to shareholders in reinvestment of distributions	84,368	1,001,443	101,945	1,188,908
Shares converted[2]	994	11,635	—	—
Shares redeemed	(690,532)	(8,186,893)	(804,429)	(9,357,916)

Net decrease	(155,893)	$(1,828,481)	(65,137)	$(772,112)

Investor B
Shares sold	62,571	$741,773	45,436	$529,536
Shares issued to shareholders in reinvestment of distributions	9,863	117,250	19,675	229,429
Shares redeemed and automatic conversion of shares	(552,138)	(6,564,190)	(560,112)	(6,512,341)

Net decrease	(479,704)	$(5,705,167)	(495,001)	$(5,753,376)

Investor B1
Shares sold	1,191	$14,177	9,114	$105,784
Shares issued to shareholders in reinvestment of distributions	917	10,961	2,140	24,953
Shares converted[1]	(992)	(11,635)	—	—
Shares redeemed and automatic conversion of shares	(58,013)	(691,232)	(61,014)	(705,679)

Net decrease	(56,897)	$(677,729)	(49,760)	$(574,942)

Investor C
Shares sold	15,467,222	$183,571,086	9,235,683	$107,391,621
Shares issued to shareholders in reinvestment of distributions	594,506	7,052,182	572,284	6,676,919
Shares redeemed	(7,018,798)	(83,177,991)	(5,849,471)	(67,978,262)

Net increase	9,042,930	$107,445,277	3,958,496	$46,090,278

Investor C1
Shares sold	339,133	$4,033,860	440,640	$5,095,338
Shares issued to shareholders in reinvestment of distributions	148,551	1,764,208	208,504	2,431,925
Shares redeemed	(1,907,349)	(22,593,066)	(1,998,577)	(23,224,313)

Net decrease	(1,419,665)	$(16,794,998)	(1,349,433)	$(15,697,050)

Investor C2
Shares sold	43,454	$515,310	46,116	$538,628
Shares issued to shareholders in reinvestment of distributions	9,341	110,852	12,508	145,758
Shares redeemed	(119,305)	(1,416,671)	(141,081)	(1,635,703)

Net decrease	(66,510)	$(790,509)	(82,457)	$(951,317)

Class K2
Shares sold	219,751,156	$2,611,075,267	16,665,741	$193,599,480
Shares issued to shareholders in reinvestment of distributions	5,314,011	63,081,110	1,591,205	18,556,483
Shares redeemed	(55,875,286)	(660,159,467)	(13,028,676)	(152,323,106)

Net increase	169,189,881	$2,013,996,910	5,228,270	$59,832,857

28	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Financial Statements (concluded)	BlackRock Total Return Fund

	Year Ended September 30, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Class R
Shares sold	3,225,863	$38,206,579	883,384	$10,269,238
Shares issued to shareholders in reinvestment of distributions	80,678	957,035	75,194	877,463
Shares redeemed	(1,148,146)	(13,605,613)	(1,080,800)	(12,541,129)

Net increase (decrease)	2,158,395	$25,558,001	(122,222)	$(1,394,428)

Total Net Increase (Decrease)	342,509,037	$4,071,945,043	(3,533,375)	$(40,168,966)

[1]	On June 23, 2015, the Fund’s Investor B1 Shares converted into Investor A1 Shares.

[2]	On September 1, 2015, the Fund’s BlackRock Shares were redesignated as Class K Shares.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	29

Report of Independent Registered Public Accounting Firm

To the Board of Directors of BlackRock Bond Fund, Inc.

and Shareholders of BlackRock Total Return Fund:

We have audited the accompanying statement of assets and liabilities of BlackRock Total Return Fund (the “Fund”), a series of BlackRock Bond Fund, Inc., as of September 30, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Total Return Fund as of September 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

November 25, 2015

Important Tax Information (Unaudited)

During the fiscal year ended September 30, 2015, the following information is provided with respect to the ordinary income distribution paid by the Fund:

	Months Paid
	October 2014 - December 2014	66.20%
Interest-Related Dividends for Non-U.S. Residents[1]	January 2015 - September 2015	70.25%

Federal Obligation Interest[2]		10.93%

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

30	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Master Portfolio Information	Master Total Return Portfolio

As of September 30, 2015

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	47%
U.S. Treasury Obligations	18
Corporate Bonds	18
Asset-Backed Securities	7
Non-Agency Mortgage-Backed Securities	4
Foreign Government Obligations	2
Taxable Municipal Bonds	2
Preferred Securities	1
Floating Rate Loan Interests	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	70%
AA/Aa	4
A	8
BBB/Baa	8
BB/Ba	2
B	2
CCC/Caa	1
N/R	5

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	31

Consolidated Schedule of Investments September 30, 2015	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2012-1AR, Class BR, 2.60%, 9/20/23 (a)(b)	USD	4,020	$4,012,804
Series 2015-2A, Class B, 2.55%, 10/28/27 (a)(b)		3,250	3,229,947
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 0.91%, 12/25/33 (b)		581	526,193
Series 2006-CW1, Class A2C, 0.33%, 7/25/36 (b)		1,214	848,636
Series 2006-CW1, Class A2D, 0.46%, 7/25/36 (b)		13,114	7,254,773
ALM V Ltd., Series 2012-5A, Class A2R, 2.41%, 10/18/27 (a)(b)		1,600	1,595,200
ALM VII R Ltd., Series 2013-7RA, Class A2, 2.14%, 4/24/24 (a)(b)		2,253	2,224,895
ALM VII R-2 Ltd., Series 2013-7R2A, Class A2, 2.14%, 4/24/24 (a)(b)		1,197	1,186,238
ALM XIV Ltd., Series 2014-14A, Class A1, 1.72%, 7/28/26 (a)(b)		5,225	5,183,872
ALME Loan Funding II Ltd.:
Series 2X, Class A, 1.40%, 8/15/27 (b)	EUR	870	970,057
Series 2X, Class E, 5.10%, 8/15/27 (b)		395	417,849
Series 2X, Class F, 5.85%, 8/15/27 (b)		250	252,107
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.25%, 6/17/31 (a)(b)	USD	2,151	2,109,750
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class A1, 1.82%, 4/15/27 (a)(b)		2,020	2,011,314
Series 2015-6A, Class B, 2.33%, 4/15/27 (a)(b)		250	243,325
Apidos CLO IX, Series 2012-9AR, Class BR, 2.14%, 7/15/23 (a)(b)		3,035	3,021,646
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.07%, 6/16/27 (b)	EUR	338	355,244
Series 2014-1X, Class F, 5.75%, 6/16/27 (b)		336	333,176
Arianna SPV Srl, Series 1, Class A, 3.60%, 10/20/30		1,520	1,760,502
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25		140	156,541
AVANT Loans Funding Trust, Series 2015-A, Class A, 4.00%, 8/16/21 (a)	USD	4,391	4,391,107

Asset-Backed Securities		Par (000)	Value
Avoca CLO XI Ltd., Series 11X, Class A, 1.38%, 7/15/27 (b)	EUR	1,300	$1,452,618
Avoca CLO XIII Ltd., Series 13X, Class E, 5.46%, 1/21/28 (b)		430	470,875
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.81%, 7/12/28		300	316,785
Series 14X, Class F, 5.81%, 7/12/28		300	294,995
Series 14X, Class SUB, 2.63%, 7/12/28		1,100	1,124,669
Avoca CLO XV Ltd., Series 15X, Class E, 2.63%, 9/11/28-11/28/28		2,735	2,716,163
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	USD	1,029	1,026,033
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.70%, 10/22/25 (a)(b)		4,715	4,666,409
Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.19%, 5/28/39 (a)(b)		8,880	6,996,557
Bayview Opportunity Master Fund IIA Trust, Series 2012-4NR3, Class A, 3.72%, 2/28/35 (a)(b)		1,096	1,097,717
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		1,679	1,684,765
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		1,327	1,327,138
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		1,698	899,444
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		1,576	862,115
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		2,698	1,560,760
Bear Stearns Asset Backed Securities I Trust, Series 2007-FS1, Class 1A3, 0.36%, 5/25/35 (b)		1,282	1,037,742
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE10, Class 22A, 0.34%, 12/25/36-3/25/37 (b)		5,367	4,190,235
Series 2006-HE7, Class 1A2, 0.37%, 9/25/36-1/25/37 (b)		7,813	6,405,460
Series 2007-HE1, Class 21A2, 0.36%, 1/25/37 (b)		1,241	1,117,609
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 1.40%, 12/25/36 (a)(b)		1,200	1,116,292

Portfolio Abbreviations

ABS	Asset-Backed Security	ETF	Exchange-Traded Fund	MYR	Malaysian Ringgit
AKA	Also Known As	EUR	Euro	NOK	Norwegian Krone
AMBAC	American Municipal Bond Assurance Corporation	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
AGM	Assured Guaranty Municipal Corp.	FKA	Formerly Known As	PIK	Payment-in-kind
AUD	Australian Dollar	GBP	British Pound	PLN	Polish Zloty
BRL	Brazilian Real	GO	General Obligation	RB	Revenue Bonds
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	HKD	Hong Kong Dollar	RUB	Russian Ruble
CAD	Canadian Dollar	IDR	Indonesian Rupiah	S&P	Standard & Poor’s
CDO	Collateralized Debt Obligation	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KLIBOR	Kuala Lumpur Interbank Offered Rate	TBA	To-be-announced
CLO	Collateralized Loan Obligation	KRW	South Korean Won	TRY	Turkish Lira
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	TWD	Taiwan New Dollar
CNH	Chinese Yuan Offshore	MXIBTIIE	Mexico Interbank TIIE 28-Day Rate	USD	U.S. Dollar
CNY	Chinese Yuan	MXN	Mexican Peso	ZAR	South African Rand
COP	Columbian Peso

See Consolidated Notes to Financial Statements.

32	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.49%, 7/15/24 (a)(b)	USD	2,090	$2,059,214
BlueMountain CLO Ltd.:
Series 2012-2A, Class B1, 2.39%, 11/20/24 (a)(b)		3,150	3,150,040
Series 2013-1A, Class A1, 1.52%, 5/15/25 (a)(b)		1,025	1,010,813
Series 2015-3A, Class A1, 1.81%, 10/20/27 (a)(b)		2,000	1,992,800
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.68%, 1/20/25 (a)(b)		6,630	6,600,828
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.44%, 8/25/36 (b)		2,003	1,250,287
Series 2006-NC5, Class A3, 0.35%, 1/25/37 (b)		7,250	4,279,762
Series 2006-NC5, Class A4, 0.42%, 1/25/37 (b)		803	479,329
Series 2007-FRE1, Class A2, 0.40%, 2/25/37 (b)		3,950	3,695,891
Carrington Mortgage Loan Trust Series, Series 2006-NC2, Class A3, 0.34%, 6/25/36 (b)		4,730	3,944,394
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		2,468	2,468,462
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		1,240	1,246,659
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		1,285	1,293,331
Series 2014-AA, Class B, 1.76%, 8/15/19 (a)		1,435	1,438,067
Series 2014-AA, Class C, 2.28%, 11/15/19 (a)		1,850	1,861,381
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.59%, 1/19/23 (a)(b)		13,699	13,685,747
Series 2012-2A, Class A1R, 1.68%, 12/05/24 (a)(b)		4,000	3,995,638
Series 2012-3A, Class A1L, 1.67%, 1/29/25 (a)(b)		5,000	4,988,451
Series 2012-3A, Class A2L, 2.54%, 1/29/25 (a)(b)		4,480	4,480,169
Series 2014-2A, Class A1L, 1.81%, 5/24/26 (a)(b)		2,365	2,344,131
Series 2014-5A, Class A1, 1.87%, 1/17/27 (a)(b)		4,565	4,550,296
Series 2015-3A, Class B, 2.38%, 10/19/27 (a)(b)		2,610	2,601,648
Citigroup Mortgage Loan Trust, Series 2006-WFH3, Class M2, 0.49%, 10/25/36 (b)		5,000	3,927,560
Colombo Srl, Series 1, Class B, 0.49%, 8/28/26 (b)	EUR	252	276,845
Colony American Homes, Series 2015-1A, Class A, 1.41%, 7/17/32 (a)(b)	USD	8,466	8,361,200
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.81%, 9/25/33 (b)		672	620,212
Series 2004-5, Class A, 1.09%, 10/25/34 (b)		752	737,725
Series 2006-12, Class 2A2, 0.34%, 12/25/36-3/25/47 (b)		2,314	2,151,394
Series 2006-8, Class 2A3, 0.35%, 1/25/46 (b)		2,127	1,917,771
Series 2006-S10, Class A3, 0.51%, 10/25/36 (b)		14,119	11,496,024

Asset-Backed Securities		Par (000)	Value
Series 2006-S3, Class A4, 6.27%, 1/25/29 (c)	USD	888	$865,065
Series 2006-SPS1, Class A, 0.41%, 12/25/25 (b)		402	1,256,007
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.53%, 10/20/43 (a)(b)		1,397	1,393,764
CVC Cordatus Loan Fund III Ltd., Series 3X, Class A1, 1.40%, 7/08/27 (b)	EUR	1,640	1,828,603
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35	USD	1,151	1,117,097
Series 2006-S5, Class A5, 6.16%, 6/25/35		713	647,084
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.51%, 12/15/33 (a)(b)		2,063	1,677,620
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		8,208	8,359,727
Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.67%, 1/15/25 (a)(b)		8,820	8,786,622
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.42%, 8/15/25 (a)(b)		2,090	2,059,249
ECP CLO Ltd., Series 2012-4A, Class A1, 1.64%, 6/19/24 (a)(b)		4,910	4,897,346
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.42%, 7/30/28 (b)	EUR	270	288,726
Series 2015-4X, Class E, 4.57%, 7/30/28 (b)		365	375,225
Series 2015-4X, Class F, 6.32%, 7/30/28 (b)		380	387,460
Fannie Mae REMIC Trust, Series 2003-W5, Class A, 0.42%, 4/25/33 (b)	USD	4	4,171
Flatiron CLO Ltd., Series 2011-1A, Class A, 1.84%, 1/15/23 (a)(b)		12,880	12,892,208
Fraser Sullivan CLO VII Ltd.:
Series 2012-7A, Class A1R, 1.36%, 4/20/23 (a)(b)		7,961	7,935,566
Series 2012-7A, Class A2R, 2.09%, 4/20/23 (a)(b)		3,500	3,494,365
Series 2012-7A, Class BR, 2.79%, 4/20/23 (a)(b)		2,870	2,842,993
GFT Mortgage Loan Trust:
Series 2015-GFT1, Class A, 3.72%, 1/25/55 (a)(c)		2,193	2,170,112
Series 2015-GFT2, Class A, 4.34%, 9/25/18 (a)(c)		1,580	1,580,000
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.26%, 3/25/36 (b)		24	14,470
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.56%, 10/28/24 (a)(b)		5,105	5,055,371
Harvest CLO:
Series 11X, Class E, 5.21%, 3/26/29 (b)	EUR	970	1,016,482
Series 11X, Class SUB, 2.63%, 3/26/29 (b)		4,040	3,904,886
Harvest CLO XI Ltd., Series 11X, Class A1, 1.34%, 3/26/29 (b)		1,730	1,914,636
Highbridge Loan Management Ltd., Series 2012-1AR, Class A2R, 2.53%, 9/20/22 (a)(b)	USD	3,010	3,009,829
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.57%, 4/15/36 (b)		2,146	1,895,248
ING IM CLO Ltd., Series 2012-1 2.19%, 3/14/22 (a)(b)		1,300	1,277,192
ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 1.45%, 4/25/25 (a)(b)		1,815	1,786,870

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	33

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.40%, 12/17/30 (a)(b)	USD	2,761	$2,731,866
Series 2014-SFR1, Class A, 1.21%, 6/17/31 (a)(b)		1,010	991,791
Series 2014-SFR2, Class A, 1.31%, 9/17/31 (a)(b)		3,079	3,014,242
Series 2015-SFR3, Class A, 1.51%, 8/17/32 (a)(b)		9,442	9,306,537
Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, 6.24%, 2/25/36 (a)(c)		1,668	1,737,963
Jubilee BV, Series 2014-11X, Class A, 1.38%, 4/15/27 (b)	EUR	1,330	1,484,409
Jubilee CDO BV, Series VIII-X, Class Sub, 5.05%, 1/15/24		880	542,252
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.44%, 7/15/25 (a)(b)	USD	4,515	4,425,152
Lehman XS Trust, Series 2007-1, Class 2A1, 5.47%, 2/25/37 (b)		5,054	4,692,690
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 3.50%, 10/01/27 (a)		6,851	6,833,873
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.42%, 2/25/36-11/25/36 (b)		6,073	4,613,021
Series 2006-10, Class 2A3, 0.36%, 11/25/36-12/25/36 (b)		9,430	5,163,140
Series 2006-3, Class 2A3, 0.38%, 5/25/46 (b)		2,098	899,815
Series 2006-3, Class 2A4, 0.47%, 5/25/46 (b)		1,264	551,504
Madison Park Funding IX Ltd., Series 2012-9AR, Class AR, 1.61%, 8/15/22 (a)(d)		2,366	2,364,825
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.79%, 12/25/34 (b)		820	779,711
MSCC Heloc Trust, Series 2007-1, Class A, 0.29%, 12/25/31 (b)		311	299,199
Muir Woods CLO Ltd., Series 2012-1A, Class B, 2.94%, 9/14/23 (a)(b)		500	500,151
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (a)		8,210	8,284,153
Series 2014-AA, Class A2B, 1.46%, 2/15/29 (a)(b)		8,100	8,124,332
Series 2014-AA, Class A3, 1.81%, 10/15/31 (a)(b)		8,500	8,369,593
Series 2014-AA, Class B, 3.50%, 8/15/44 (a)		6,000	5,646,072
Series 2014-CTA, Class B, 1.96%, 10/17/44 (a)(b)		8,550	8,171,885
Series 2015-AA, Class A2A, 2.65%, 12/15/28 (a)		18,636	18,869,938
Series 2015-AA, Class A2B, 1.41%, 12/15/28 (a)(b)		18,203	18,312,455
Series 2015-AA, Class A3, 1.91%, 11/15/30 (a)(b)		4,476	4,438,066
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 1.95%, 7/15/19 (a)(b)		1,150	1,150,462
North Westerly CLO BV, Series IV-X, Class A-1, 1.79%, 1/15/26 (b)	EUR	2,500	2,796,111
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 1.71%, 1/18/24 (a)(b)	USD	4,300	4,256,589
Oaktree EIF II Ltd., Series 2014-A2, Class B, 2.57%, 11/15/25 (a)(b)		1,640	1,626,490
OCP CLO Ltd.:
Series 2015-8A, Class A1, 1.80%, 4/17/27 (a)(b)		420	417,257

Asset-Backed Securities		Par (000)	Value
Series 2015-8A, Class A2A, 2.37%, 4/17/27 (a)(b)	USD	540	$533,395
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class A, 1.81%, 4/15/26 (a)(b)		1,500	1,492,262
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.41%, 7/17/25 (a)(b)		5,195	5,115,517
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.60%, 8/23/24 (a)(b)		5,315	5,283,180
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		8,825	8,824,965
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		1,340	1,348,254
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		7,417	7,416,421
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		1,030	1,033,667
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		12,400	12,253,717
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		7,054	7,125,090
Series 2015-1A, Class C, 5.12%, 3/18/26 (a)		1,536	1,572,849
Series 2015-1A, Class D, 6.63%, 3/18/26 (a)		2,135	2,194,289
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		7,810	7,792,303
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		9,619	9,602,936
Series 2015-2A, Class C, 4.32%, 7/18/25 (a)		4,590	4,590,964
Series 2015-2A, Class D, 5.64%, 7/18/25 (a)		2,270	2,254,814
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.83%, 7/25/33 (b)		1,225	1,143,782
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 1/25/37 (c)		2,530	2,369,669
OZLM Funding III Ltd., Series 2013-3A, Class A1, 1.63%, 1/22/25 (a)(b)		1,000	992,900
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.45%, 7/22/25 (a)(b)		8,895	8,762,465
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.78%, 10/30/23 (a)(b)		7,530	7,512,104
OZLM XI Ltd., Series 2015-11A, Class A1A, 1.85%, 1/30/27 (a)(b)		9,258	9,211,425
OZLM XII Ltd., Series 2015-12A, Class A1, 1.74%, 4/30/27 (a)(b)		570	566,519
PFS Financing Corp.:
Series 2013-AA, Class B, 1.31%, 2/16/18 (a)(b)		420	419,735
Series 2014-BA, Class A, 0.81%, 10/15/19 (a)(b)		18,000	17,918,622
Progress Residential Trust:
Series 2015-SFR1, Class A, 1.61%, 2/17/32 (a)(b)		3,011	2,981,905
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		1,750	1,730,510
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.58%, 2/20/25 (a)(b)		1,665	1,650,015
RASC Trust, Series 2003-KS5, Class AIIB, 0.77%, 7/25/33 (b)		498	439,219
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 5/26/20 (a)(c)		8,821	8,848,877
SACO I Trust, Series 2006-9, Class A1, 0.50%, 8/25/36 (b)		1,327	1,724,003

See Consolidated Notes to Financial Statements.

34	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Santander Drive Auto Receivables Trust:
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)	USD	198	$198,251
Series 2014-S2, Class R, 1.43%, 11/16/18-12/17/19 (a)		2,131	2,134,276
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		669	670,198
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.47%, 4/25/35 (b)		99	97,995
Scholar Funding Trust, Series 2011-A, Class A, 1.19%, 10/28/43 (a)(b)		2,804	2,790,497
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.77%, 5/15/26 (a)(b)		3,700	3,662,445
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 0.46%, 7/15/36 (b)		5,491	5,443,558
Series 2006-A, Class C, 0.74%, 7/15/36 (b)		2,010	1,730,025
Series 2010-B, Class A2, 3.71%, 7/15/42 (a)(b)		2,248	2,320,736
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.89%, 12/16/30 (b)		3,262	3,162,282
Series 2004-A, Class A3, 0.74%, 6/15/33 (b)		4,515	4,298,402
Series 2004-B, Class A2, 0.54%, 6/15/21 (b)		1,753	1,743,534
Series 2004-B, Class A3, 0.67%, 3/15/24 (b)		17,980	16,537,662
Series 2005-B, Class A2, 0.52%, 3/15/23 (b)		2,640	2,617,904
Series 2006-A, Class A4, 0.53%, 12/15/23 (b)		11,695	11,558,899
Series 2006-B, Class A5, 0.61%, 12/15/39 (b)		830	724,876
Series 2006-C, Class A4, 0.51%, 3/15/23 (b)		714	705,710
Series 2007-A, Class A2, 0.46%, 9/15/25 (b)		1,874	1,856,171
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.71%, 1/15/43 (a)(b)		4,425	4,677,632
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,420	1,490,634
Series 2011-B, Class A3, 2.46%, 6/16/42 (a)(b)		2,817	2,966,053
Series 2011-C, Class A2A, 3.46%, 10/17/44 (a)(b)		2,920	3,097,740
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		4,120	4,415,136
Series 2013-A, Class A2B, 1.26%, 5/17/27 (a)(b)		11,170	11,132,022
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		620	607,459
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		18,000	17,963,946
Series 2013-B, Class A2B, 1.31%, 6/17/30 (a)(b)		1,400	1,390,907
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		2,095	2,083,498
Series 2014-A, Class A2A, 2.59%, 1/15/26 (a)		500	505,702
SLM Student Loan Trust, Series 2013-C, Class A2B, 1.60%, 10/15/31 (a)(b)		500	503,129
SMB Private Education Loan Trust:
Series 2014-A, Class A2B, 1.36%, 5/15/26 (a)(b)		3,405	3,391,339
Series 2015-B, Class A2B, 1.41%, 7/15/27 (a)(b)		1,680	1,667,064
Series 2015-B, Class A3, 1.96%, 5/17/32 (a)(b)		6,400	6,375,424

Asset-Backed Securities		Par (000)	Value
Series 2015-B, Class B, 3.50%, 12/17/40 (a)	USD	3,830	$3,600,277
SoFi Professional Loan Program LLC:
Series 2014-A, Class A2, 3.02%, 10/25/27 (a)		2,627	2,674,108
Series 2014-B, Class A2, 2.55%, 8/25/29 (a)		1,122	1,127,058
Series 2015-A, Class A2, 2.42%, 3/25/30 (a)		7,029	7,021,414
Series 2015-B, Class A1, 1.24%, 4/25/35 (a)(b)		2,743	2,704,877
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)		5,238	5,238,830
Sorrento Park CLO Ltd., Series 1X, Class E, 6.24%, 11/16/27	EUR	340	351,820
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.66%, 1/21/26 (a)(b)	USD	1,865	1,844,485
Sound Point CLO Ltd., Series 2014-3A, Class A, 1.79%, 1/23/27 (a)(b)		6,225	6,198,855
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 1.65%, 10/20/26 (a)(b)		1,250	1,237,625
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		7,790	7,800,981
Series 2014-AA, Class B, 4.61%, 10/25/27 (a)		8,236	8,403,380
Springleaf Funding Trust:
Series 2014-AA, Class B, 3.45%, 12/15/22 (a)		2,335	2,349,594
Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		3,952	3,966,543
St. Pauls CLO, Series 4X, Class A1, 1.38%, 4/25/28 (b)	EUR	2,000	2,234,781
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31 (a)	USD	755	734,375
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.49%, 1/25/35 (b)		1,268	1,171,415
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (a)(c)		2,083	2,081,708
SWAY Residential Trust, Series 2014-1, Class A, 1.51%, 1/17/20 (a)(b)		9,913	9,798,360
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.59%, 10/15/25 (a)(b)		3,000	2,973,562
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.49%, 10/17/26 (a)(b)		6,230	6,229,877
Synchrony Credit Card Master Note Trust, Series 2015-4, Class A, 2.38%, 9/15/23		14,860	14,941,136
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables, Series 2, Class SNR, 2.98%, 2/16/18	EUR	1,545	1,728,121
TICP CLO I Ltd., Series 2015-1A, Class A, 1.88%, 7/20/27 (a)(b)	USD	1,000	992,068
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.83%, 1/20/27 (a)(b)		1,960	1,947,363
Series 2014-3A, Class B1, 2.64%, 1/20/27 (a)(b)		374	372,895
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.46%, 5/17/32 (a)(b)		1,170	1,152,919
U.S. Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 1/27/35- 2/27/35 (a)		9,893	9,878,193
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.89%, 1/15/26 (a)(b)		1,940	1,932,866
Venture XXI CLO Ltd., Series 2015-21A, Class A, 1.77%, 7/15/27 (a)(b)		2,630	2,618,165

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	35

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Voya CLO Ltd.:
Series 2012-2RA, Class BR, 2.24%, 10/15/22 (a)(b)	USD	2,470	$2,458,959
Series 2012-3AR, Class AR, 1.61%, 10/15/22 (a)(b)		1,700	1,696,745
Series 2012-4A, Class A1, 1.68%, 10/15/23 (a)(b)		1,210	1,209,659
Series 2013-3A, Class A1, 1.74%, 1/18/26 (a)(b)		2,685	2,656,699
Series 2014-4A, Class A1, 1.79%, 10/14/26 (a)(b)		4,740	4,715,207
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.32%, 7/25/37 (a)(b)		670	593,420
World Financial Network Credit Card Master Trust:
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,134,670
Series 2012-C, Class C, 4.55%, 8/15/22		5,030	5,282,078
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,696,350
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,822,086
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.87%, 10/17/26 (a)(b)		12,445	12,448,733
Total Asset-Backed Securities — 11.3%			836,734,900

Common Stocks		Shares
Airlines — 0.1%
Delta Air Lines, Inc.		53,901	2,418,538
United Continental Holdings, Inc. (e)		39,226	2,080,939

			4,499,477
Banks — 0.0%
Banco de Sabadell SA		414,064	762,113
Barclays PLC		257,053	951,296
Commerzbank AG (f)		10,828	114,364
Lloyds Banking Group PLC	1,050,543		1,195,998
Société Générale SA		10,160	454,063

			3,477,834
Building Products — 0.0%
Wienerberger AG		31,439	553,979
Chemicals — 0.0%
LyondellBasell Industries NV, Class A		34,894	2,908,764
Commercial Services & Supplies — 0.0%
AA PLC		50,050	214,746
Diversified Financial Services — 0.0%
Concrete Investment II SCA — Stapled (g)		12,471	—
Energy Equipment & Services — 0.0%
Vantage Drilling Co. (f)		311,000	7,968
Internet Software & Services — 0.0%
Alibaba Group Holding Ltd. — ADR		11,438	674,499
Metals & Mining — 0.0%
APERAM		6,799	183,852
Barrick Gold Corp.		91,262	580,426
Northern Graphite Corp.		99,612	20,900

			785,178
Oil, Gas & Consumable Fuels — 0.1%
Anadarko Petroleum Corp.		6,103	368,560
Concho Resources, Inc.		8,596	844,987
EOG Resources, Inc.		10,642	774,738
Matador Resources Co.		61,902	1,283,847

Common Stocks		Shares	Value
Pioneer Natural Resources Co.		7,526	$915,463
Repsol SA		8,200	95,638
RSP Permian, Inc. (f)		35,774	724,424
Whiting Petroleum Corp.		35,381	540,268

			5,547,925
Real Estate Investment Trusts (REITs) — 0.1%
American Capital Agency Corp.		12,736	238,163
Annaly Capital Management, Inc.		25,164	248,369
GEO Group, Inc.		20,614	613,060
National Retail Properties, Inc.		6,444	233,724
Realty Income Corp.		5,216	247,186
Two Harbors Investment Corp.		46,644	411,400
VEREIT, Inc.		248,763	1,920,450

			3,912,352
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc. (e)		34,869	3,846,051
Wireless Telecommunication Services — 0.0%
Tim Participacoes SA		29,977	283,283
Total Common Stocks — 0.4%			26,712,056

Corporate Bonds		Par (000)
Aerospace & Defense — 0.2%
Boeing Co., 2.35%, 10/30/21	USD	1,552	1,548,969
Lockheed Martin Corp.:
3.60%, 3/01/35		2,117	1,942,724
4.07%, 12/15/42		2,100	1,987,341
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (a)		1,254	1,338,670
7.38%, 7/15/39 (a)		150	158,250
6.25%, 1/15/40 (a)		1,890	1,814,400
Northrop Grumman Corp., 3.85%, 4/15/45		4,660	4,193,879
Raytheon Co., 3.15%, 12/15/24		1,143	1,155,319
TA MFG Ltd., 3.63%, 4/15/23	EUR	350	365,327
United Technologies Corp., 4.15%, 5/15/45	USD	2,411	2,339,396

			16,844,275
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		5,078	5,288,539
3.90%, 2/01/35		392	360,386
4.10%, 2/01/45		2,759	2,499,149
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	720	812,578
XPO Logistics, Inc.:
5.75%, 6/15/21		575	559,034
6.50%, 6/15/22 (a)	USD	775	655,359

			10,175,045
Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		3,144	3,065,400
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		9,031	8,854,895
Southwest Airlines Co., 2.75%, 11/06/19		1,486	1,514,216
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		1,974	1,924,536
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		528	528,000

			15,887,047

See Consolidated Notes to Financial Statements.

36	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Auto Components — 0.1%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	975	$1,391,269
BorgWarner, Inc., 3.38%, 3/15/25	USD	2,992	2,929,662
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		877	879,736
4.88%, 3/15/19		1,195	1,196,793
6.00%, 8/01/20		1,415	1,453,913
Mahle GmbH, 2.50%, 5/14/21	EUR	325	373,719
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21		433	434,565
Schaeffler Finance BV, 3.25%, 5/15/25		875	914,178
ZF North America Capital, Inc.:
2.25%, 4/26/19		100	106,712
2.75%, 4/27/23		1,300	1,307,365

			10,987,912
Automobiles — 0.3%
Daimler Finance North America LLC:
2.25%, 3/02/20 (a)	USD	10,348	10,041,140
2.45%, 5/18/20 (a)		6,605	6,456,685
Volkswagen International Finance NV:
5.50%, 11/09/15 (h)		3,800	2,824,958
5.50%, 11/09/15 (a)(h)	EUR	400	297,364

			19,620,147
Banks — 5.3%
Abbey National Treasury Services PLC, 2.38%, 3/16/20	USD	9,834	9,877,309
Allied Irish Banks PLC, 2.75%, 4/16/19	EUR	1,700	1,966,070
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19		1,570	1,763,306
Banco Popolare SC:
3.50%, 3/14/19		8,406	9,580,349
2.75%, 7/27/20		100	110,869
Bank of America Corp.:
2.25%, 4/21/20	USD	16,414	16,171,582
3.30%, 1/11/23		7,777	7,717,537
4.00%, 1/22/25		6,901	6,763,429
3.95%, 4/21/25		9,557	9,297,384
3.88%, 8/01/25		15,764	15,982,978
4.88%, 4/01/44		901	935,297
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	8,266	9,339,565
Bank of Nova Scotia:
1.30%, 7/21/17	USD	16,100	16,117,823
2.80%, 7/21/21		8,240	8,322,112
Bankia SA:
3.50%, 1/17/19	EUR	3,100	3,575,151
4.00%, 5/22/24 (b)		8,400	9,048,531
Barclays Bank PLC, 7.63%, 11/21/22	USD	226	253,261
Barclays PLC:
2.75%, 11/08/19		6,130	6,169,808
2.88%, 6/08/20		5,892	5,891,393
3.65%, 3/16/25		4,131	3,944,056
BB&T Corp., 2.45%, 1/15/20		4,200	4,239,791
Branch Banking & Trust Co., 2.30%, 10/15/18		1,855	1,880,768
CaixaBank SA:
4.50%, 11/22/16 (h)	EUR	1,000	664,745
5.00%, 11/14/23 (b)		500	574,845
Citigroup, Inc.:
1.80%, 2/05/18	USD	6,961	6,954,248
2.50%, 9/26/18		8,073	8,180,201
2.50%, 7/29/19		10,612	10,679,089
2.40%, 2/18/20		12,298	12,238,355
3.50%, 5/15/23		4,389	4,272,670
3.88%, 3/26/25		4,740	4,606,384
3.30%, 4/27/25		1,940	1,889,622

Corporate Bonds		Par (000)	Value
Banks (continued)
Commerzbank AG, 7.75%, 3/16/21	EUR	6,900	$9,067,078
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.38%, 8/04/25	USD	5,045	5,048,617
Danske Bank A/S, 2.75%, 9/17/20 (a)		7,490	7,548,504
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (a)		15,610	15,375,850
HSBC USA, Inc.:
2.35%, 3/05/20		18,380	18,127,440
2.75%, 8/07/20		6,250	6,272,650
Ibercaja Banco SA, 5.00%, 7/28/25 (b)	EUR	100	105,690
Intesa Sanpaolo SpA:
3.50%, 1/17/22	EUR	790	959,510
6.63%, 9/13/23		2,575	3,405,239
2.86%, 4/23/25		100	106,590
3.93%, 9/15/26		1,980	2,218,386
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	9,255	9,267,031
2.20%, 10/22/19		3,691	3,672,685
2.75%, 6/23/20		15,864	15,999,764
3.88%, 9/10/24		8,950	8,864,474
3.90%, 7/15/25		9,931	10,114,942
4.25%, 10/01/27		3,750	3,734,655
KeyBank N.A., 2.25%, 3/16/20		3,021	3,011,354
KeyCorp., 2.90%, 9/15/20		2,932	2,953,931
Nordea Bank AB, 2.50%, 9/17/20 (a)		4,282	4,312,561
Novo Banco SA:
2.63%, 5/08/17	EUR	400	413,680
4.75%, 1/15/18		1,400	1,481,904
4.00%, 1/21/19		3,300	3,414,226
Royal Bank of Canada, 2.15%, 3/06/20	USD	9,247	9,269,627
Santander UK Group Holdings PLC, 4.75%, 9/15/25 (a)		2,423	2,402,729
Swedbank AB, 2.20%, 3/04/20 (a)		13,437	13,404,563
U.S. Bancorp, 2.95%, 7/15/22		7,244	7,206,751
UniCredit SpA, 5.75%, 10/28/25 (b)	EUR	7,540	8,989,866
United Overseas Bank Ltd., 3.75%, 9/19/24 (b)	USD	600	611,034
Vietnam Joint Stock Commercial Bank for Industry and Trade, 8.00%, 5/17/17		200	204,000
Washington Mutual Bank, 5.50%, 12/31/49 (i)(j)		400	88,000
Wells Fargo & Co.:
2.60%, 7/22/20		8,468	8,553,417
3.55%, 9/29/25		4,220	4,221,587
3.90%, 5/01/45		4,985	4,581,135
Woori Bank, 4.75%, 4/30/24		1,800	1,858,900

			395,876,898
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		1,513	1,298,936
Molson Coors Brewing Co., 5.00%, 5/01/42		1,111	979,620

			2,278,556
Biotechnology — 0.6%
Amgen, Inc.:
2.13%, 5/01/20		4,058	4,005,039
3.13%, 5/01/25		4,783	4,579,723
5.65%, 6/15/42		4,010	4,489,175
4.40%, 5/01/45		2,374	2,179,717
Baxalta, Inc., 4.00%, 6/23/25 (a)		1,925	1,927,984
Biogen, Inc.:
2.90%, 9/15/20		1,721	1,738,417
3.63%, 9/15/22		2,939	2,962,159
4.05%, 9/15/25		2,474	2,499,193
5.20%, 9/15/45		1,945	1,962,598

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	37

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Biotechnology (continued)
Celgene Corp.:
2.25%, 5/15/19	USD	3,542	$3,580,084
3.25%, 8/15/22		4,371	4,377,889
Gilead Sciences, Inc.:
2.35%, 2/01/20		1,209	1,217,675
3.65%, 3/01/26		931	935,334
4.60%, 9/01/35		1,057	1,057,910
4.50%, 2/01/45		2,446	2,350,716
4.75%, 3/01/46		844	847,893

			40,711,506
Building Products — 0.1%
Building Materials Corp. of America, 6.00%, 10/15/25 (a)		8,866	8,954,660
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	1,413	1,594,841

			10,549,501
Capital Markets — 1.7%
Bank of New York Mellon Corp.:
2.10%, 1/15/19	USD	6,780	6,840,620
3.00%, 2/24/25		5,773	5,674,744
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	200	304,349
Credit Suisse, 3.00%, 10/29/21	USD	2,841	2,846,858
Credit Suisse AG, 5.75%, 9/18/25 (b)	EUR	315	389,622
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20 (a)	USD	7,681	7,659,539
4.88%, 5/15/45 (a)		5,270	5,164,326
Deutsche Bank AG:
1.88%, 2/13/18		4,427	4,414,781
2.75%, 2/17/25	EUR	1,250	1,289,954
4.50%, 4/01/25		4,325	4,190,376
Goldman Sachs Group, Inc.:
3.63%, 2/07/16	USD	4,147	4,186,712
2.63%, 1/31/19		10,208	10,334,385
2.60%, 4/23/20		5,099	5,112,874
2.75%, 9/15/20		2,492	2,504,694
3.50%, 1/23/25		3,983	3,919,901
3.75%, 5/22/25		20,403	20,445,336
4.80%, 7/08/44		1,798	1,822,643
Jefferies Group LLC, 6.50%, 1/20/43		1,239	1,176,274
Morgan Stanley:
2.80%, 6/16/20		8,614	8,662,747
3.75%, 2/25/23		5,956	6,100,338
3.70%, 10/23/24		6,314	6,344,118
4.00%, 7/23/25		11,093	11,336,968
4.30%, 1/27/45		4,645	4,414,506
UBS AG:
4.75%, 5/22/23 (b)		625	627,601
5.13%, 5/15/24		1,050	1,031,310
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (a)		2,534	2,520,732

			129,316,308
Chemicals — 0.3%
Agrium, Inc., 4.13%, 3/15/35		2,135	1,885,218
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (a)		630	663,863
Dow Chemical Co.:
4.38%, 11/15/42		1,370	1,195,428
4.63%, 10/01/44		2,072	1,874,257
Eastman Chemical Co., 4.80%, 9/01/42		2,205	2,129,898
Ecolab, Inc., 2.25%, 1/12/20		2,950	2,954,747
Formosa Group Cayman Ltd., 3.38%, 4/22/25		800	762,520
Fufeng Group Ltd., 3.00%, 11/27/18 (h)	CNY	2,000	325,620
Huntsman International LLC, 5.13%, 11/15/22 (a)	USD	2,440	2,092,300

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Monsanto Co., 3.60%, 7/15/42	USD	2,845	$2,280,791
PSPC Escrow Corp., 6.00%, 1/02/23	EUR	181	171,783
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	USD	2,875	2,975,869
Sherwin-Williams Co., 4.00%, 12/15/42		971	925,689
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	303	325,065

			20,563,048
Commercial Services & Supplies — 0.2%
ADT Corp., 4.88%, 7/15/42	USD	909	654,480
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		6,335	6,329,235
Bilbao Luxembourg SA, 10.69% (10.50% Cash or 11.25% PIK), 12/01/18 (k)	EUR	856	982,654
Republic Services, Inc., 3.20%, 3/15/25	USD	4,801	4,670,043
Transfield Services Ltd., 8.38%, 5/15/20 (a)		200	205,750
Verisure Holding AB, 8.75%, 12/01/18	EUR	300	350,307
Waste Management, Inc.:
3.13%, 3/01/25	USD	2,270	2,222,253
3.90%, 3/01/35		2,526	2,380,040

			17,794,762
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19		1,915	1,939,016
Harris Corp., 2.70%, 4/27/20		1,299	1,285,328
Juniper Networks, Inc., 3.30%, 6/15/20		2,728	2,769,160

			5,993,504
Construction & Engineering — 0.1%
Abengoa Finance SAU:
8.88%, 2/05/18	EUR	100	57,658
7.00%, 4/15/20		205	93,918
6.00%, 3/31/21		3,435	1,527,639
Abengoa Greenfield SA, 5.50%, 10/01/19		1,050	445,845
Abengoa SA, 5.38%, 3/31/16		250	237,868
Aguila 3 SA, 7.88%, 1/31/18 (a)	USD	150	151,125
Obrascon Huarte Lain SA, 5.50%, 3/30/23	EUR	1,315	1,243,838
Pratama Agung Pte. Ltd., 6.25%, 2/24/20	USD	800	756,704
Zhaohai Investment BVI Ltd., 4.00%, 7/23/20		600	584,160

			5,098,755
Construction Materials — 0.0%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	150	165,935
Cemex SAB de CV:
4.75%, 1/11/22		665	702,674
4.38%, 3/05/23		679	682,847
Xefin Lux SCA, 3.72%, 6/01/19 (b)		370	412,820

			1,964,276
Consumer Discretionary — 0.0%
MGM Resorts International, 6.00%, 3/15/23		2,900	2,816,625
Consumer Finance — 1.8%
Ally Financial, Inc.:
3.50%, 1/27/19	USD	2,300	2,264,787
4.13%, 2/13/22		7,180	6,919,725
5.13%, 9/30/24		4,205	4,152,437
American Express Credit Corp.:
1.13%, 6/05/17		10,032	9,981,158
2.25%, 8/15/19		6,261	6,282,913
2.38%, 5/26/20		10,044	10,038,868
Capital One Bank USA N.A., 2.30%, 6/05/19		1,000	992,095
Capital One N.A.:
2.40%, 9/05/19		650	645,737
2.95%, 7/23/21		12,169	12,045,083
Discover Bank, 3.10%, 6/04/20		7,022	7,089,973

See Consolidated Notes to Financial Statements.

38	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Discover Financial Services, 3.75%, 3/04/25	USD	2,633	$2,549,924
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		24,350	24,186,928
2.15%, 1/09/18		5,342	5,323,821
4.25%, 9/20/22		4,430	4,567,503
General Motors Financial Co., Inc.:
2.75%, 5/15/16		3,270	3,290,045
2.63%, 7/10/17		6,640	6,655,392
4.75%, 8/15/17		4,115	4,271,345
3.45%, 4/10/22		3,344	3,216,547
4.00%, 1/15/25		6,362	6,024,808
Synchrony Financial:
2.70%, 2/03/20		1,986	1,963,528
4.50%, 7/23/25		4,007	4,038,371
Toyota Motor Credit Corp., 2.75%, 5/17/21		6,048	6,158,388

			132,659,376
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC, 9.25%, 10/15/20	EUR	146	170,442
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22		456	499,346
Horizon Holdings I SASU, 7.25%, 8/01/23		100	112,000
ProGroup AG, 5.13%, 5/01/22		290	330,529
Reynolds Group Issuer, Inc., 6.88%, 2/15/21	USD	3,810	3,943,731
Sealed Air Corp., 4.50%, 9/15/23	EUR	150	169,706
SGD Group SAS, 5.63%, 5/15/19		526	576,000

			5,801,754
Distributors — 0.0%
Rhino Bondco SpA, 7.25%, 11/15/20		972	1,134,994
Diversified Consumer Services — 0.0%
Cognita Financing PLC, 7.75%, 8/15/21	GBP	200	307,087
Massachusetts Institute of Technology, 3.96%, 7/01/38	USD	1,385	1,431,235

			1,738,322
Diversified Financial Services — 0.9%
Altice Financing SA:
5.25%, 2/15/23	EUR	1,626	1,784,198
6.63%, 2/15/23 (a)	USD	350	336,656
Annington Finance No. 4 PLC, 1.55%, 1/10/23 (b)	GBP	221	331,035
BP Capital Markets PLC, 2.24%, 5/10/19	USD	8,103	8,162,897
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	9,900	10,858,771
FGA Capital Ireland PLC, 2.63%, 4/17/19		295	337,412
Fuqing Investment Management Ltd., 4.85%, 7/21/18	CNH	3,000	460,849
General Electric Capital Corp.:
3.15%, 9/07/22	USD	5,637	5,807,965
3.10%, 1/09/23		8,196	8,380,148
Moody’s Corp., 4.50%, 9/01/22		3,239	3,413,226
Santander Issuances SAU, 2.50%, 3/18/25	EUR	700	711,529
Shell International Finance BV:
2.13%, 5/11/20	USD	9,462	9,471,793
4.13%, 5/11/35		8,405	8,176,342
3.63%, 8/21/42		2,135	1,884,178
4.38%, 5/11/45		2,300	2,274,360
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		1,182	1,069,183

			63,460,542
Diversified Telecommunication Services — 1.6%
AT&T Inc.:
2.38%, 11/27/18		3,181	3,214,798
2.30%, 3/11/19		3,858	3,871,673
2.45%, 6/30/20		7,861	7,739,846

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
3.88%, 8/15/21	USD	4,529	$4,703,702
3.00%, 6/30/22		15,002	14,636,011
3.40%, 5/15/25		8,503	8,116,079
4.30%, 12/15/42		4,827	4,148,111
4.75%, 5/15/46		1,887	1,729,052
Billion Express Investments Ltd., 0.75%, 10/18/15 (h)		1,100	1,098,900
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		2,440	2,013,000
Level 3 Financing, Inc., 5.38%, 8/15/22		7,460	7,254,850
Orange SA, 5.50%, 2/06/44		2,305	2,510,878
Telecom Italia Capital SA:
6.38%, 11/15/33		709	678,868
6.00%, 9/30/34		595	550,375
7.72%, 6/04/38		400	434,000
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	785	1,121,324
Telecom Italia SpA, 3.25%, 1/16/23		1,440	1,563,515
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		100	118,166
6.75%, 8/15/24		200	240,131
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		1,048	1,074,255
Verizon Communications, Inc.:
2.63%, 2/21/20	USD	8,455	8,480,086
3.45%, 3/15/21		10,544	10,796,835
5.05%, 3/15/34		2,196	2,190,927
4.40%, 11/01/34		9,689	9,015,208
3.85%, 11/01/42		6,499	5,388,737
4.86%, 8/21/46		5,028	4,714,821
Virgin Media Finance PLC, 6.38%, 4/15/23 (a)		500	497,500
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	1,571	2,401,279
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	3,743	4,119,713
7.00%, 4/23/21		100	111,461
Ziggo Bond Finance BV, 4.63%, 1/15/25		2,725	2,748,050

			117,282,151
Electric Utilities — 1.0%
1MDB Energy Ltd., 5.99%, 5/11/22	USD	2,000	2,178,600
Alabama Power Co., 2.80%, 4/01/25		852	820,032
Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (d)(h)	JPY	20,000	174,217
0.00%, 3/25/20 (d)(h)		10,000	89,922
Commonwealth Edison Co., 4.70%, 1/15/44	USD	2,501	2,648,466
Duke Energy Carolinas LLC:
4.25%, 12/15/41		5,237	5,335,843
3.75%, 6/01/45		2,111	1,997,836
Duke Energy Corp.:
3.05%, 8/15/22		243	241,685
3.75%, 4/15/24		1,246	1,282,797
Duke Energy Florida LLC, 3.85%, 11/15/42		2,111	2,014,346
Entergy Arkansas, Inc., 3.70%, 6/01/24		6,698	6,884,151
Exelon Corp., 2.85%, 6/15/20		2,960	2,985,924
Florida Power & Light Co., 3.80%, 12/15/42		1,591	1,517,816
Georgia Power Co., 3.00%, 4/15/16		10,948	11,077,340
PacifiCorp.:
3.60%, 4/01/24		9,368	9,679,683
3.35%, 7/01/25		8,178	8,304,841
Progress Energy, Inc., 4.88%, 12/01/19		810	887,587
Public Service Co. of Colorado, 2.50%, 3/15/23		4,114	4,002,778
Puget Sound Energy, Inc., 4.30%, 5/20/45		4,431	4,531,074
Southern California Edison Co., 1.25%, 11/01/17		1,306	1,299,390

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	39

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)	EUR	6,547	$6,576,697
Viridian Group FundCo II Ltd., 7.50%, 3/01/20		716	780,141

			75,311,166
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18	USD	400	407,808
Rockwell Automation, Inc., 2.88%, 3/01/25		3,443	3,419,398
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	305	350,004

			4,177,210
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 4/15/23		676	725,152
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23	USD	2,430	2,447,715
TPK Holding Co. Ltd., 0.00%, 4/08/20 (d)(h)		500	422,500

			3,595,367
Energy Equipment & Services — 0.0%
CE Energy AS, 7.00%, 2/01/21	EUR	525	605,997
Ensco PLC, 5.75%, 10/01/44	USD	773	534,754
Transocean, Inc.:
6.50%, 11/15/20		800	612,000
6.80%, 3/15/38		673	417,260

			2,170,011
Food & Staples Retailing — 0.3%
Brakes Capital, 7.13%, 12/15/18	GBP	350	545,345
CVS Health Corp.:
4.00%, 12/05/23	USD	3,170	3,358,498
4.88%, 7/20/35		7,593	7,967,115
5.30%, 12/05/43		1,855	2,046,681
Sysco Corp., 2.60%, 10/01/20		2,178	2,179,862
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		2,800	2,766,114
4.00%, 4/11/43		2,020	1,963,282

			20,826,897
Food Products — 0.0%
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	173	271,263
Boparan Finance PLC:
4.38%, 7/15/21	EUR	124	121,585
5.50%, 7/15/21	GBP	208	275,477
CP Foods Holdings Ltd., 0.50%, 1/15/19 (h)	USD	200	205,000
Kraft Foods Group, Inc., 6.88%, 1/26/39		1,260	1,566,306

			2,439,631
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories, 2.55%, 3/15/22		6,678	6,596,956
Becton Dickinson and Co.:
1.45%, 5/15/17		3,756	3,749,123
1.80%, 12/15/17		1,530	1,536,706
2.68%, 12/15/19		5,222	5,280,408
3.13%, 11/08/21		2,674	2,692,338
4.69%, 12/15/44		703	703,583
Boston Scientific Corp.:
2.65%, 10/01/18		3,738	3,783,611
2.85%, 5/15/20		4,165	4,164,088
3.85%, 5/15/25		4,671	4,594,386
Medtronic, Inc.:
2.50%, 3/15/20		3,561	3,608,963
3.13%, 3/15/22		3,261	3,319,326
3.63%, 3/15/24		8,093	8,309,415
4.63%, 3/15/44		4,795	4,950,075
4.63%, 3/15/45		2,698	2,781,900
St. Jude Medical, Inc.:
2.80%, 9/15/20		2,980	2,997,266

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
3.88%, 9/15/25	USD	952	$965,583
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		1,625	1,591,236
4.25%, 8/15/35		3,827	3,582,263

			65,207,226
Health Care Providers & Services — 1.2%
Aetna, Inc.:
4.50%, 5/15/42		2,824	2,761,121
4.13%, 11/07/42		1,329	1,225,491
AmerisourceBergen Corp.:
1.15%, 5/15/17		5,031	5,011,299
3.25%, 3/01/25		1,185	1,152,525
4.25%, 3/01/45		1,185	1,106,916
Anthem, Inc.:
1.88%, 1/15/18 (l)		9,949	9,952,870
2.30%, 7/15/18		14,113	14,172,797
3.30%, 1/15/23		6,719	6,649,035
4.65%, 8/15/44		1,902	1,838,452
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (b)	GBP	300	418,425
Cigna Corp., 3.25%, 4/15/25	USD	7,074	6,849,266
Ephios Holdco II PLC, 8.25%, 7/01/23	EUR	100	109,573
Express Scripts Holding Co.:
1.25%, 6/02/17	USD	4,006	3,993,645
3.90%, 2/15/22		2,292	2,362,193
HCA, Inc.:
5.38%, 2/01/25		7,180	7,108,200
5.25%, 4/15/25		4,205	4,294,356
IDH Finance PLC, 6.00%, 12/01/18	GBP	309	473,047
Laboratory Corp. of America Holdings, 2.63%, 2/01/20	USD	2,946	2,955,085
Tenet Healthcare Corp., 4.75%, 6/01/20		1,977	1,996,770
UnitedHealth Group, Inc.:
2.70%, 7/15/20		1,721	1,760,979
2.88%, 12/15/21		3,138	3,185,434
3.35%, 7/15/22		1,701	1,755,600
4.63%, 7/15/35		689	726,991
3.95%, 10/15/42		4,264	4,017,409
Voyage Care Bondco PLC, 11.00%, 2/01/19	GBP	1,800	2,831,859

			88,709,338
Hotels, Restaurants & Leisure — 0.4%
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	2,014	1,991,878
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	252	398,747
International Game Technology PLC, 6.25%, 2/15/22 (a)	USD	900	837,000
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	2,800	2,732,951
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		365	420,089
Marriott International, Inc., 2.88%, 3/01/21	USD	4,850	4,870,758
McDonald’s Corp., 4.60%, 5/26/45		1,081	1,077,299
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	1,986	2,263,906
Punch Taverns Finance PLC, 0.58%, 7/15/21 (b)	GBP	821	1,128,457
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19		200	305,121
Unique Pub Finance Co. PLC:
Series M, 7.40%, 3/28/24		650	1,007,866
Series A4, 5.66%, 6/30/27		3,317	5,093,598
Series N, 6.46%, 3/30/32		1,173	1,570,441
Vougeot Bidco PLC, 7.88%, 7/15/20		1,700	2,684,254

			26,382,365

See Consolidated Notes to Financial Statements.

40	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Household Durables — 0.2%
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)	USD	4,285	$4,060,037
LSF9 Balta Issuer SA, 7.75%, 9/15/22	EUR	100	111,741
Newell Rubbermaid, Inc., 2.88%, 12/01/19	USD	6,986	7,047,526

			11,219,304
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		7,287	7,321,183
2.65%, 3/01/25		1,546	1,505,105
Unicharm Corp., 0.00%, 9/25/20 (d)(h)	JPY	40,000	373,025

			9,199,313
Independent Power and Renewable Electricity Producers — 0.0%
Abengoa Yield PLC, 7.00%, 11/15/19 (a)	USD	210	183,750
Greenko Dutch BV, 8.00%, 8/01/19		600	612,618

			796,368
Industrial Conglomerates — 0.2%
CITIC Ltd., 6.80%, 1/17/23		1,000	1,132,649
Eaton Corp., 2.75%, 11/02/22		5,673	5,521,111
General Electric Co., 4.50%, 3/11/44		6,027	6,245,762
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		750	739,100
Tong Jie Ltd., 3.00%, 2/18/18 (d)(h)	HKD	4,000	524,513

			14,163,135
Insurance — 1.2%
Achmea BV, 6.00%, 4/04/43 (b)	EUR	769	907,531
Aflac, Inc., 3.63%, 6/15/23	USD	2,069	2,123,061
Allstate Corp., 3.15%, 6/15/23		2,343	2,367,255
American International Group, Inc.:
3.38%, 8/15/20		4,216	4,399,725
3.75%, 7/10/25		2,831	2,874,971
3.88%, 1/15/35		2,099	1,930,818
4.50%, 7/16/44		2,823	2,771,901
4.38%, 1/15/55		1,911	1,739,379
Aon PLC, 4.75%, 5/15/45		807	790,296
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		1,940	1,868,845
Lincoln National Corp., 3.35%, 3/09/25		1,219	1,198,098
Loews Corp., 2.63%, 5/15/23		2,343	2,252,078
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		672	675,711
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		5,857	5,965,606
MetLife, Inc., 4.05%, 3/01/45		5,016	4,688,601
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		24,105	24,161,309
2.30%, 4/10/19 (a)		11,289	11,414,850
Nippon Life Insurance Co., 5.10%, 10/16/44 (b)		570	587,100
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	225	339,826
Prudential Financial, Inc., 4.60%, 5/15/44	USD	5,738	5,786,876
Travelers Cos., Inc., 4.60%, 8/01/43		3,289	3,431,769
UNIQA Insurance Group AG, 6.00%, 7/27/46 (b)	EUR	200	223,135
XLIT Ltd., 2.30%, 12/15/18	USD	3,195	3,224,560

			85,723,301
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		5,173	5,300,980
Internet Software & Services — 0.0%
United Group BV, 7.88%, 11/15/20	EUR	575	663,390

Corporate Bonds		Par (000)	Value
IT Services — 0.3%
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)	USD	7,345	$7,335,598
3.60%, 10/15/20		6,500	6,498,180
MasterCard, Inc., 3.38%, 4/01/24		4,708	4,812,762
Rolta Americas LLC, 8.88%, 7/24/19		200	85,000

			18,731,540
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		3,287	3,296,197
Machinery — 0.3%
Caterpillar, Inc., 4.75%, 5/15/64		4,668	4,692,465
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	730	786,181
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		1,300	1,155,464
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/01/20	USD	3,162	3,161,747
John Deere Capital Corp., 3.35%, 6/12/24		5,867	5,928,469
Schaeffler Holding Finance BV:
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (k)	EUR	655	779,767
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(k)	USD	6,740	7,245,500

			23,749,593
Media — 2.0%
21st Century Fox America, Inc.:
3.70%, 9/15/24		2,097	2,098,185
4.75%, 9/15/44		1,468	1,445,073
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	963	1,014,188
6.25%, 2/15/25		1,616	1,584,165
7.63%, 2/15/25 (a)	USD	2,700	2,384,437
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		3,850	3,696,000
CBS Corp., 2.30%, 8/15/19		4,291	4,256,217
CCO Safari II LLC:
3.58%, 7/23/20 (a)		2,000	1,985,268
4.46%, 7/23/22 (a)		9,859	9,864,206
4.91%, 7/23/25 (a)		4,120	4,100,236
6.38%, 10/23/35 (a)		4,126	4,174,468
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		5,914	5,936,177
Comcast Corp.:
3.38%, 8/15/25		10,863	10,946,547
4.40%, 8/15/35		5,694	5,730,351
4.60%, 8/15/45		1,887	1,928,891
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		10,051	10,749,163
6.38%, 3/01/41		1,994	2,136,388
Discovery Communications LLC, 3.45%, 3/15/25		2,326	2,154,930
DISH DBS Corp., 5.00%, 3/15/23		2,440	2,043,500
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		2,564	2,585,599
3.75%, 2/15/23		1,814	1,778,946
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	3,586	4,287,509
McClatchy Co., 9.00%, 12/15/22	USD	1,100	990,000
NBCUniversal Media LLC, 4.45%, 1/15/43		3,047	3,034,379
Numericable-SFR SAS:
5.38%, 5/15/22	EUR	2,444	2,736,729
5.63%, 5/15/24		1,933	2,138,346
Omnicom Group, Inc., 3.65%, 11/01/24	USD	1,543	1,515,204

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	41

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
Scripps Networks Interactive, Inc., 2.75%, 11/15/19	USD	2,774	$2,776,499
Time Warner Cable, Inc.:
5.00%, 2/01/20		2,900	3,111,535
4.13%, 2/15/21		8,314	8,545,304
4.00%, 9/01/21		2,399	2,446,980
5.50%, 9/01/41		2,025	1,813,614
Time Warner, Inc.:
2.10%, 6/01/19		9,144	9,151,690
3.60%, 7/15/25		4,338	4,247,770
4.65%, 6/01/44		3,643	3,475,896
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.13%, 1/21/23	EUR	90	104,237
5.63%, 4/15/23		90	105,092
4.00%, 1/15/25		2,974	3,138,762
6.25%, 1/15/29		370	436,179
UPCB Finance IV Ltd., 4.00%, 1/15/27		2,400	2,333,143
Viacom, Inc.:
2.75%, 12/15/19	USD	3,111	3,122,868
4.50%, 3/01/21		3,389	3,516,335

			145,621,006
Metals & Mining — 0.3%
APERAM, 0.63%, 7/08/21 (h)		1,000	999,900
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	200	215,682
Freeport-McMoRan, Inc.:
4.00%, 11/14/21	USD	5,083	3,964,740
5.40%, 11/14/34		2,447	1,712,141
Newmont Mining Corp., 3.50%, 3/15/22		3,651	3,276,940
Novelis, Inc., 8.75%, 12/15/20		8,380	8,067,426
Nucor Corp., 5.20%, 8/01/43		1,640	1,680,521
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		1,600	1,374,453
Steel Dynamics, Inc., 6.38%, 8/15/22		1,345	1,321,463
Vedanta Resources PLC, 8.25%, 6/07/21		470	329,197

			22,942,463
Multiline Retail — 0.1%
Debenhams PLC, 5.25%, 7/15/21	GBP	180	266,723
Hema Bondco I BV:
5.21%, 6/15/19 (b)	EUR	575	378,437
6.25%, 6/15/19		987	661,154
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34	USD	2,664	2,440,032
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	600	862,265
Target Corp.:
3.50%, 7/01/24	USD	1,756	1,833,187
4.00%, 7/01/42		2,364	2,325,278

			8,767,076
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		2,045	2,052,315
3.50%, 2/01/25		2,049	2,060,474
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		1,838	1,947,308
CMS Energy Corp., 3.88%, 3/01/24		6,478	6,634,670
Consumers Energy Co., 3.95%, 5/15/43		1,730	1,699,116
Dominion Resources, Inc.:
1.95%, 8/15/16		4,599	4,630,154
2.50%, 12/01/19		4,927	4,957,380
DTE Electric Co., 3.95%, 6/15/42		2,111	2,060,224
DTE Energy Co.:
2.40%, 12/01/19		1,502	1,511,318
3.50%, 6/01/24		5,649	5,734,486

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
NiSource Finance Corp., 3.85%, 2/15/23	USD	3,599	$3,733,732
Pacific Gas & Electric Co.:
4.75%, 2/15/44		2,305	2,426,725
4.30%, 3/15/45		1,509	1,496,490
PG&E Corp., 2.40%, 3/01/19		3,154	3,175,472
Sempra Energy, 2.88%, 10/01/22		1,766	1,731,846
Virginia Electric & Power Co.:
3.45%, 2/15/24		3,217	3,285,207
4.45%, 2/15/44		1,674	1,753,050
4.20%, 5/15/45		3,498	3,511,849

			54,401,816
Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		2,217	2,826,300
4.50%, 7/15/44		2,215	1,970,238
Apt Pipelines Ltd., 4.20%, 3/23/25		600	595,320
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15 (i)		1,800	648,000
California Resources Corp., 6.00%, 11/15/24		2,440	1,453,325
Chesapeake Energy Corp., 4.88%, 4/15/22		900	587,250
Chevron Corp.:
2.19%, 11/15/19		1,569	1,585,936
1.96%, 3/03/20		8,352	8,317,105
China Energy Reserve and Chemicals Group Overseas Co. Ltd., 5.25%, 5/11/18		292	285,415
CONSOL Energy, Inc., 5.88%, 4/15/22		2,440	1,640,900
Continental Resources, Inc.:
3.80%, 6/01/24		2,254	1,828,204
4.90%, 6/01/44		4,285	3,063,406
Devon Energy Corp., 5.60%, 7/15/41		2,315	2,236,670
Energy Transfer Partners LP:
4.15%, 10/01/20		2,754	2,785,712
4.65%, 6/01/21		4,044	4,038,173
4.90%, 3/15/35		2,472	1,996,803
6.63%, 10/15/36		1,698	1,615,492
5.15%, 2/01/43		2,126	1,674,144
Enterprise Products Operating LLC:
3.90%, 2/15/24		2,635	2,587,048
3.70%, 2/15/26		6,376	6,024,988
4.45%, 2/15/43		5,999	5,111,310
Exxon Mobil Corp., 1.82%, 3/15/19		7,393	7,454,665
Halcon Resources Corp., 8.63%, 2/01/20 (a)		2,440	2,028,250
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		16,850	16,112,829
3.95%, 9/01/22		2,176	2,043,388
5.63%, 9/01/41		2,150	1,768,627
4.70%, 11/01/42		3,488	2,627,639
Kinder Morgan, Inc., 3.05%, 12/01/19		1,411	1,385,358
Laredo Petroleum, Inc., 7.38%, 5/01/22		655	633,713
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		4,880	1,244,400
Marathon Petroleum Corp., 4.75%, 9/15/44		1,852	1,646,085
MEG Energy Corp.:
6.50%, 3/15/21 (a)		910	746,200
7.00%, 3/31/24 (a)		6,027	4,791,465
MIE Holdings Corp., 7.50%, 4/25/19		400	184,000
Peabody Energy Corp., 6.00%, 11/15/18		614	159,640
Phillips 66, 4.88%, 11/15/44		1,973	1,888,045
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/23		7,820	7,173,935
5.15%, 6/01/42		1,698	1,572,659
4.90%, 2/15/45		2,065	1,844,237

See Consolidated Notes to Financial Statements.

42	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	USD	4,281	$4,179,754
Reliance Holding USA, Inc., 5.40%, 2/14/22		500	545,591
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		4,890	4,535,475
5.63%, 4/15/23		1,053	934,538
Sabine Pass LNG LP, 7.50%, 11/30/16		6,105	6,242,363
Spectra Energy Partners LP, 3.50%, 3/15/25		4,895	4,570,202
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		4,383	3,810,322
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		2,030	2,039,190
2.50%, 8/01/22		2,481	2,331,619
4.63%, 3/01/34		4,744	4,541,208
Valero Energy Corp., 3.65%, 3/15/25		7,898	7,585,405
Western Gas Partners LP, 4.00%, 7/01/22		3,843	3,719,217
Williams Partners LP:
4.00%, 11/15/21		5,986	5,750,074
4.50%, 11/15/23		1,368	1,282,189
4.90%, 1/15/45		2,418	1,800,523

			162,044,544
Paper & Forest Products — 0.1%
International Paper Co.:
3.65%, 6/15/24		2,748	2,715,799
4.80%, 6/15/44		1,913	1,771,522

			4,487,321
Pharmaceuticals — 1.2%
AbbVie, Inc.:
2.50%, 5/14/20		6,302	6,267,188
2.90%, 11/06/22		5,173	5,040,131
4.50%, 5/14/35		2,860	2,760,772
4.40%, 11/06/42		4,490	4,102,814
Actavis Funding SCS:
2.35%, 3/12/18		9,237	9,273,754
3.00%, 3/12/20		26,388	26,411,116
Bristol-Myers Squibb Co., 4.50%, 3/01/44		2,433	2,575,009
Eli Lilly & Co.:
2.75%, 6/01/25		794	781,767
3.70%, 3/01/45		1,793	1,688,192
Endo Finance LLC/Endo Finco, Inc., 5.38%, 1/15/23 (a)		2,440	2,345,450
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		3,380	3,374,163
Mylan, Inc., 3.13%, 1/15/23 (a)		2,334	2,242,916
Novartis Capital Corp., 4.40%, 4/24/20		4,997	5,532,104
Pfizer, Inc.:
4.30%, 6/15/43		2,474	2,450,235
4.40%, 5/15/44		1,945	1,954,015
Roche Holdings, Inc., 2.88%, 9/29/21 (a)		3,372	3,450,015
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,237	1,252,016
Valeant Pharmaceuticals International, Inc.:
4.50%, 5/15/23	EUR	3,325	3,315,191
6.13%, 4/15/25 (a)	USD	5,294	5,042,535
Zoetis, Inc., 3.25%, 2/01/23		2,248	2,159,004

			92,018,387
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.:
3.45%, 9/15/21		2,787	2,799,583
3.50%, 1/31/23		783	754,346
5.00%, 2/15/24		785	824,760
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		2,440	2,086,200

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp., 5.25%, 1/15/23	USD	2,730	$2,887,521
ERP Operating LP, 3.38%, 6/01/25		2,090	2,061,202
HCP, Inc., 4.00%, 6/01/25		4,420	4,330,455
Omega Healthcare Investors, Inc., 4.50%, 4/01/27 (a)		1,662	1,581,740
Simon Property Group LP:
3.38%, 10/01/24		3,162	3,181,611
4.25%, 10/01/44		2,545	2,471,455
Ventas Realty LP:
3.75%, 5/01/24		3,817	3,795,480
4.13%, 1/15/26		2,762	2,784,102

			29,558,455
Real Estate Management & Development — 0.2%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (k)	GBP	381	674,343
Aroundtown Property Holdings PLC:
3.00%, 5/05/20 (h)	EUR	2,600	3,195,781
3.00%, 12/09/21		1,300	1,349,055
China New Town Finance I Ltd., 5.50%, 5/06/18	CNH	1,750	262,641
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20	USD	650	617,078
Double Rosy Ltd., 3.63%, 11/18/19		1,400	1,388,590
Fantasia Holdings Group Co. Ltd.:
13.75%, 9/27/17		400	416,000
10.63%, 1/23/19		500	468,749
Jababeka International BV, 7.50%, 9/24/19		200	175,524
Lodha Developers International Ltd., 12.00%, 3/13/20		550	508,750
Shui On Development Holding Ltd., 6.88%, 2/26/17		2,900	438,415
Trillion Chance Ltd., 8.50%, 1/10/19		800	771,959
Vingroup JSC, 11.63%, 5/07/18		1,210	1,274,475
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		900	959,667
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		200	204,535

			12,705,562
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		3,295	3,244,850
4.15%, 4/01/45		1,419	1,322,065
Canadian Pacific Railway Co.:
4.80%, 9/15/35		547	557,169
6.13%, 9/15/15		1,270	1,333,915
CSX Corp., 4.10%, 3/15/44		2,187	2,002,452
EC Finance PLC, 5.13%, 7/15/21	EUR	300	337,790
Norfolk Southern Corp., 4.45%, 6/15/45	USD	2,169	2,095,803
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		2,576	2,517,636
Ryder System, Inc., 2.45%, 9/03/19		3,080	3,089,406
Union Pacific Corp.:
3.38%, 2/01/35		1,864	1,696,093
3.88%, 2/01/55		5,096	4,580,005
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		3,240	3,219,801

			25,996,985
Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc.:
2.63%, 10/01/20		2,440	2,447,391
3.90%, 10/01/25		2,041	2,034,106
Global A&T Electronics Ltd., 10.00%, 2/01/19		905	705,900

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	43

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc., 5.63%, 1/15/26 (a)	USD	1,300	$1,170,000

			6,357,397
Software — 0.6%
Adobe Systems, Inc., 3.25%, 2/01/25		2,383	2,337,868
Audatex North America, Inc., 6.13%, 11/01/23 (a)		2,440	2,452,200
First Data Corp., 8.75%, 1/15/22 (a)		6,670	6,970,150
Microsoft Corp., 3.50%, 2/12/35		5,373	4,996,041
Oracle Corp.:
2.80%, 7/08/21		17,577	17,821,584
3.25%, 5/15/30		6,354	5,975,225
4.38%, 5/15/55		2,451	2,282,048

			42,835,116
Specialty Retail — 0.2%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	265	277,606
Home Depot, Inc.:
3.35%, 9/15/25	USD	781	795,343
5.40%, 9/15/40		1,262	1,468,375
4.40%, 3/15/45		1,162	1,201,098
Lion/Seneca France 2, 7.88%, 4/15/19	EUR	690	663,069
Lowe’s Cos., Inc.:
3.38%, 9/15/25	USD	860	868,898
4.25%, 9/15/44		2,007	1,989,001
4.38%, 9/15/45		644	651,438
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	1,092	1,618,846
Series A7, 5.27%, 3/30/24		829	1,153,849
Punch Taverns Finance PLC, 6.08%, 10/15/27 (a)(b)		1,055	1,452,311
QVC, Inc.:
3.13%, 4/01/19	USD	1,999	1,994,510
5.13%, 7/02/22		3,332	3,425,336
THOM Europe SAS, 7.38%, 7/15/19	EUR	603	705,637

			18,265,317
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
2.10%, 5/06/19 (e)	USD	12,160	12,348,200
2.00%, 5/06/20		22,854	22,949,484
3.45%, 2/09/45		1,934	1,637,284
Hewlett-Packard Co., 3.75%, 12/01/20		4,545	4,699,080

			41,634,048
Tobacco — 0.4%
Altria Group, Inc.:
2.63%, 1/14/20		3,443	3,479,599
2.85%, 8/09/22		2,241	2,189,509
4.25%, 8/09/42		1,312	1,212,810
Philip Morris International, Inc.:
1.13%, 8/21/17		6,573	6,570,903
4.13%, 3/04/43		2,099	1,986,403
4.88%, 11/15/43		3,354	3,551,987
Reynolds American, Inc.:
2.30%, 6/12/18		2,460	2,486,462
3.25%, 6/12/20		1,939	1,994,325
3.25%, 11/01/22		3,236	3,219,496
3.75%, 5/20/23 (a)		1,101	1,105,985
4.75%, 11/01/42		2,099	2,014,074

			29,811,553
Trading Companies & Distributors — 0.3%
Aircastle Ltd., 6.25%, 12/01/19		2,565	2,750,963
GATX Corp., 2.60%, 3/30/20		2,962	2,921,752
HD Supply, Inc., 5.25%, 12/15/21 (a)		2,440	2,452,200

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (continued)
Noble Group Ltd., 6.75%, 1/29/20	USD	600	$410,994
United Rentals North America, Inc.:
7.38%, 5/15/20		4,315	4,530,750
7.63%, 4/15/22		1,874	1,986,440
4.63%, 7/15/23		700	678,125
5.75%, 11/15/24		2,440	2,336,300
5.50%, 7/15/25		1,184	1,107,040

			19,174,564
Transportation Infrastructure — 0.0%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	214	249,177
Goodman HK Finance, 4.38%, 6/19/24	USD	400	402,440
Pelabuhan Indonesia II PT, 4.25%, 5/05/25		1,050	917,364
Silk Bidco AS, 7.50%, 2/01/22	EUR	1,675	1,923,125

			3,492,106
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 2.38%, 9/08/16	USD	8,225	8,306,592
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	280	277,675
Orange SA, 4.00%, 12/31/49 (b)		575	628,855
Play Finance 1 SA, 6.50%, 8/01/19		905	1,041,590
Play Finance 2 SA, 5.25%, 2/01/19		710	805,259
Sprint Communications, Inc., 9.00%, 11/15/18 (a)	USD	15,455	16,216,931
Sprint Corp., 7.88%, 9/15/23		3,895	3,152,516
T-Mobile USA, Inc.:
6.63%, 4/28/21		1,230	1,233,075
6.73%, 4/28/22		1,180	1,177,050
Vodafone Group PLC, 2.50%, 9/26/22		2,525	2,341,511

			35,181,054
Total Corporate Bonds — 30.3%			2,245,512,406

Floating Rate Loan Interests (b)
Airlines — 0.1%
Gol Luxco SA, Term Loan, 6.50%, 8/15/20		7,462	7,387,380
Capital Markets — 0.0%
Vistra Group Ltd.:
Term Loan (Second Lien), 8.00%, 7/31/23	EUR	90	100,567
Term Loan B, 3.75%, 7/31/22		225	251,602
Yellow Maple Holding BV:
Facility B3, 5.09%, 9/23/21	GBP	320	482,641
Term Loan B (First Lien), 4.00%, 9/17/21	EUR	560	624,752

			1,459,562
Chemicals — 0.0%
INEOS Finance PLC, 2020 Euro Term Loan, 4.00%, 12/15/20		2,478	2,672,815
Construction Materials — 0.0%
Xella International SA, Facility G, 3.75%, 3/31/19		1,280	1,427,061
Containers & Packaging — 0.1%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19	USD	502	499,683

See Consolidated Notes to Financial Statements.

44	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Containers & Packaging (continued)
Constantinople Luxembourg I S.à r.l.:
Facility B1 (EUR), 4.75%, 4/29/22	EUR	1,735	$1,946,034
Facility B2 (EUR), 4.75%, 4/30/22		259	290,505
Kleopatra Holdings 2 SCA:
Initial Erste Euro Term Loan, 5.00%, 6/30/20		479	536,648
Initial GmbH Euro Term Loan, 5.00%, 4/28/20		424	474,910
Verallia, Term Loan, 4.00%, 7/31/22		891	996,644

			4,744,424
Diversified Consumer Services — 0.0%
RAC Bidco Ltd. (formerly Nelson Bidco Ltd.):
Initial Term Loan (First Lien), 5.33%, 12/10/21	GBP	1,454	2,199,132
Initial Term Loan (Second Lien), 8.25%, 12/09/22		730	1,106,866

			3,305,998
Diversified Financial Services — 0.1%
Altice Financing SA, Euro Denominated Tranche Loan, 5.25%, 2/04/22	EUR	1,781	1,981,625
CD&R Firefly Bidco Ltd., Facility B, 6.00%, 8/05/22	GBP	1,260	1,888,733

			3,870,358
Diversified Telecommunication Services — 0.3%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	USD	12,002	11,663,373
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		8,090	8,059,663
Virgin Media Investment Holdings Ltd., E Facility, 4.25%, 6/30/23	GBP	810	1,208,095
Ziggo BV:
EUR B1 Facility, 3.75%, 1/15/22	EUR	437	478,417
EUR B2 Facility, 3.75%, 1/15/22		281	308,203
EUR B3 Facility, 3.75%, 1/15/22		790	865,943

			22,583,694
Electronic Equipment, Instruments & Components — 0.0%
Linxens France SA (FKA Microconnections):
Initial Term B-2 Loan (First Lien), 4.25%, 7/31/22		280	313,152
Initial Term B-2 Loan (Second Lien), 8.25%, 7/30/23		180	200,127

			513,279
Food & Staples Retailing — 0.0%
Bestway UK Holdco Ltd., Facility B, 5.26%, 10/06/21	GBP	500	755,586
Food Products — 0.0%
Charger OpCo BV, Term B-1 EUR Loan, 4.25%, 7/23/21	EUR	1,212	1,354,468
Health Care Equipment & Supplies — 0.0%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B3, 4.25%, 1/17/22		677	758,408
BSN Medical Luxembourg Finance Holding S.à r.l. (FKA Boston Luxembourg III S.à r.l.), Facility C, 4.00%, 8/28/19		830	927,864
ConvaTec, Inc., Euro Term Loan, 4.25%, 6/15/20		748	836,687

			2,522,959
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20	USD	5,684	5,285,899

Floating Rate Loan Interests (b)		Par (000)	Value
Household Products — 0.0%
Spectrum Brands, Inc., Euro Term Loan, 3.50%, 6/16/22	EUR	546	$608,263
Insurance — 0.0%
Saga Mid Co. Ltd., Facility A, 2.76%, 4/25/19	GBP	486	708,127
Internet Software & Services — 0.0%
Nassa Midco AS, Facility B (EUR), 3.75%, 7/09/21	EUR	1,300	1,446,149
Leisure Products — 0.0%
PAW Luxco II S.à r.l. (Jack Wolfskin), Facility B, 5.00%, 7/29/18		762	719,349
Machinery — 0.1%
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-EUR, 4.25%, 5/15/20		774	864,751
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Euro Term Loan, 4.25%, 3/11/22		3,617	4,040,497

			4,905,248
Media — 0.1%
Numericable Group SA, Euro Denominated Tranche B-1 Loan, 4.50%, 5/21/20		913	1,013,294
Springer SBM Two GmbH:
Initial Term B8 Loan, 4.75%, 8/14/20		3,055	3,416,390
Term Loan, 8.00%, 8/14/21		1,000	1,142,547

			5,572,231
Oil, Gas & Consumable Fuels — 0.0%
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15	USD	506	503,913
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 4.40%, 10/10/16		82	81,255
Road & Rail — 0.1%
Car Rentals Subsidiary, S.L.U. (aka Goldcar), Facility B, 6.50%, 6/18/20	EUR	3,580	3,902,825
Software — 0.1%
First Data Corp., 2018 New Dollar Term Loan, 3.70%, 3/23/18	USD	6,090	6,034,717
Specialty Retail — 0.1%
Action Holding BV (FKA Peer Holdings BV), Term B (A2), 4.50%, 1/13/21	EUR	1,029	1,151,977
Kirk Beauty One GmbH:
Facility B1, 5.00%, 6/15/22		399	445,746
Facility B2, 5.00%, 6/24/22		243	271,613
Facility B3, 5.00%, 8/13/22		417	465,678
Facility B4, 5.00%, 8/13/22		277	309,169
Facility B5, 5.00%, 8/13/22		61	68,704
Facility B6, 5.00%, 6/24/22		317	354,658
Facility B7, 5.00%, 8/13/22		176	196,330
Staples, Inc., Initial Loan, 2.75%, 4/15/21	USD	5,300	5,268,889

			8,532,764
Textiles, Apparel & Luxury Goods — 0.0%
Vivarte, Term Loan, 4.00% - 7.00%, 10/20/19	EUR	1,600	1,886,181
Trading Companies & Distributors — 0.1%
Antelope Bidco SA, Facility B (First Lein), 5.00%, 4/01/22		5,010	5,542,221
Total Floating Rate Loan Interests — 1.3%			98,326,726

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	45

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Foreign Agency Obligations		Par (000)	Value
Brazil — 0.1%
Petrobras Global Finance BV:
6.25%, 12/14/26	GBP	400	$384,082
5.38%, 10/01/29		185	170,253
6.63%, 1/16/34		530	500,765
7.25%, 3/17/44	USD	2,187	1,450,418

			2,505,518
British Virgin Islands — 0.0%
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		300	312,142
China — 0.1%
Bluestar Finance Holdings Ltd., 4.38%, 6/11/20		550	548,010
CCBL Cayman Corp. Ltd., 3.25%, 7/28/20		500	498,350
CDBL Funding 1, 4.25%, 12/02/24		1,400	1,375,454
China Construction Bank Corp., 3.88%, 5/13/25 (b)		800	788,640
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20		1,000	985,682
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		1,346	1,280,917
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		400	393,303
Industrial & Commercial Bank of China Ltd., 4.88%, 9/21/25		900	885,269
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		950	943,778
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 4/26/45		550	497,640

			8,197,043
Germany — 0.1%
HSH Nordbank AG:
0.78%, 2/14/17 (b)	EUR	4,090	3,679,003
0.82%, 2/14/17 (b)		1,993	1,781,592

			5,460,595
India — 0.0%
Bank of India, 6.25%, 2/16/21	USD	200	225,303
NTPC Ltd., 5.63%, 7/14/21		430	471,310

			696,613
Indonesia — 0.0%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		200	157,660
Pertamina Persero PT, 6.45%, 5/30/44		500	433,680

			591,340
Malaysia — 0.0%
1MDB Global Investments Ltd., 4.40%, 3/09/23		1,800	1,327,756
Mongolia — 0.0%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		500	472,473
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		1,000	974,984

			1,447,457
Norway — 0.1%
Eksportfinans ASA, 5.50%, 6/26/17		275	289,369
Statoil ASA, 2.90%, 11/08/20		6,595	6,800,500

			7,089,869
South Korea — 0.0%
Korea National Oil Corp., 3.25%, 10/01/25		480	478,872
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		400	386,320
Total Foreign Agency Obligations — 0.4%			28,493,525

Foreign Government Obligations		Par (000)	Value
Brazil — 0.2%
Federative Republic of Brazil, 4.25%, 1/07/25	USD	19,895	$17,408,125
Colombia — 0.2%
Republic of Colombia, 4.00%, 2/26/24		12,450	12,064,050
Germany — 0.5%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	28,295	33,494,528
Greece — 0.0%
Hellenic Republic:
3.00%, 2/24/23 (c)		44	34,838
3.00%, 2/24/24 (c)		44	34,300
3.00%, 2/24/25 (c)		44	33,724
3.00%, 2/24/26 (c)		44	33,176
3.00%, 2/24/27 (c)		44	32,619
3.00%, 2/24/28 (c)		44	32,163
3.00%, 2/24/29 (c)		44	31,584
3.00%, 2/24/30 (c)		44	30,924
3.00%, 2/24/31 (c)		44	30,567
3.00%, 2/24/32 (c)		44	30,019
3.00%, 2/24/33 (c)		44	29,567
3.00%, 2/24/34 (c)		44	29,171
3.00%, 2/24/35 (c)		44	28,768
3.00%, 2/24/36 (c)		44	28,454
3.00%, 2/24/37 (c)		44	28,284
3.00%, 2/24/38 (c)		44	28,038
3.00%, 2/24/39 (c)		44	27,934
3.00%, 2/24/40 (c)		44	27,900
3.00%, 2/24/41 (c)		44	27,995
3.00%, 2/24/42 (c)		44	28,061

			608,086
Indonesia — 0.3%
Perusahaan Penerbit SBSN Indonesia III:
4.33%, 5/28/25		240	221,112
4.33%, 5/28/25	USD	3,432	3,161,902
Republic of Indonesia:
5.38%, 10/17/23 (a)		3,730	3,855,776
5.88%, 1/15/24 (a)		6,559	6,944,066
4.13%, 1/15/25		1,200	1,128,720
3.38%, 7/30/25	EUR	650	669,080
6.63%, 2/17/37		594	624,653
6.63%, 2/17/37 (a)	USD	1,941	2,041,165

			18,646,474
Mexico — 0.8%
United Mexican States:
4.75%, 6/14/18	MXN	211,120	12,534,807
5.00%, 12/11/19		49,600	2,915,294
4.00%, 10/02/23	USD	34,565	35,204,453
8.00%, 12/07/23	MXN	105,000	6,999,377
6.05%, 1/11/40	USD	1,046	1,145,370

			58,799,301
Mongolia — 0.0%
Mongolian People’s Republic, 7.50%, 6/30/18	CNH	2,000	282,874
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25	USD	6,920	8,632,700
Portugal — 0.0%
Republic of Portugal, 5.13%, 10/15/24		875	927,168
Russia — 0.0%
Russian Federation, 5.63%, 4/04/42		3,000	2,805,600
Slovenia — 0.2%
Republic of Slovenia:
4.13%, 2/18/19 (a)		1,556	1,641,580

See Consolidated Notes to Financial Statements.

46	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Foreign Government Obligations		Par (000)	Value
Slovenia (continued)
2.25%, 3/25/22	EUR	1,445	$1,714,440
5.50%, 10/26/22 (a)	USD	3,599	4,041,691
5.25%, 2/18/24 (a)		2,954	3,249,400
4.63%, 9/09/24	EUR	2,220	3,069,793

			13,716,904
Sri Lanka — 0.0%
Republic of Sri Lanka:
6.25%, 10/04/20	USD	700	706,984
6.25%, 7/27/21		200	199,473

			906,457
Turkey — 0.3%
Republic of Turkey, 5.75%, 3/22/24		22,110	22,917,015
United Kingdom — 0.3%
United Kingdom, 3.50%, 1/22/45	GBP	11,802	21,592,940
Total Foreign Government Obligations — 2.9%			212,802,222

Investment Companies		Shares
Alerian MLP ETF		57,363	715,890
iShares iBoxx $ High Yield Corporate Bond ETF		424,587	35,363,851
Total Investment Companies — 0.5%			36,079,741

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 2.0%
Adjustable Rate Mortgage Trust, Series 2005-12, Class 4A1, 3.07%, 3/25/36 (b)	USD	2,813	2,076,930
Bear Stearns Mortgage Funding Trust, Series 2007-AR3, Class 1A1, 0.34%, 3/25/37 (b)		1,073	858,064
Berica 8 Residential Mbs Srl, Series 8, Class A, 0.29%, 3/31/48 (b)	EUR	347	376,327
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.52%, 12/25/35 (a)(b)(m)	USD	7	7,128
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		133	124,200
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		3	3,531
Countrywide Alternative Loan Trust:
Series 2005-56, Class 4A1, 0.51%, 11/25/35 (b)		3,808	3,176,468
Series 2005-72, Class A3, 0.50%, 1/25/36 (b)		1,309	1,069,971
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		2,791	2,364,975
Series 2006-23CB, Class 2A5, 0.60%, 8/25/36 (b)		10,065	4,926,093
Series 2006-OA10, Class 4A1, 0.39%, 8/25/46 (b)		2,424	1,853,238
Series 2006-OA14, Class 1A1, 1.91%, 11/25/46 (b)		6,534	5,507,425
Series 2006-OA21, Class A1, 0.39%, 3/20/47 (b)		18,447	14,260,502
Series 2006-OA6, Class 1A2, 0.41%, 7/25/46 (b)		7,103	6,176,436
Series 2007-22, Class 2A16, 6.50%, 9/25/37		18,696	14,687,633
Series 2007-OA3, Class 1A1, 0.34%, 4/25/47 (b)		1,950	1,633,355

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.74%, 2/25/35 (b)	USD	658	$622,183
Series 2006-OA4, Class A1, 1.14%, 4/25/46 (b)		2,195	1,179,041
Credit Suisse Commercial Mortgage Trust, Series 2014-4R, Class 16A3, 0.37%, 2/27/36 (a)(b)		830	660,885
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.52%, 1/27/36 (a)(b)		5,285	5,210,566
Series 2011-2R, Class 1A1, 2.44%, 3/27/37 (a)(b)		2,328	2,288,328
Series 2011-5R, Class 3A1, 2.89%, 9/27/47 (a)(d)		3,520	3,427,631
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		3,529	3,394,361
Series 2015-5R, Class 3A1, 4.75%, 1/29/37 (a)		3,458	3,388,816
Series 2015-6R, Class 5A1, 0.37%, 1/27/37 (a)(b)		1,751	1,595,494
Series 2015-6R, Class 5A2, 0.37%, 10/27/36 (a)(b)		2,721	1,402,997
Series 2015-8R, Class 5A1, 4.75%, 8/27/37 (a)(b)		1,484	1,472,622
Series 2015-PR1, Class A-1, 3.50%, 2/25/55 (a)(c)		3,011	2,862,379
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1B, 0.33%, 8/25/47 (b)		1,186	980,994
Series 2007-RMP1, Class A2, 0.35%, 12/25/36 (b)		4,004	3,349,543
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 0.69%, 1/27/37 (a)(b)		1,119	1,753,774
Grifonas Finance PLC, Series 1, Class A, 0.32%, 8/28/39 (b)	EUR	1,961	1,556,243
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.46%, 10/25/35 (b)	USD	8,787	8,107,058
Series 2006-2, Class A1, 0.37%, 12/25/36 (b)		4,512	3,966,312
Impac CMB Trust, Series 2005-7, Class A1, 0.72%, 11/25/35 (b)		5,694	4,760,280
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.00%, 11/25/34 (b)		651	643,792
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, 0.40%, 3/25/37 (b)		3,017	2,022,725
Series 2007-A2, Class 2A1, 3.58%, 5/25/37 (b)		768	630,720
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.30%, 9/01/21 (a)(b)		6,418	6,395,867
Series 2014-2, Class A, 2.33%, 12/01/21 (a)(b)		7,872	7,773,469
Series 2015-1, Class A, 2.20%, 1/01/20 (a)(b)		3,282	3,253,626
Series 2015-2, Class A, 2.20%, 1/01/20 (a)(b)		2,292	2,266,754
Series 2015-3, Class A, 2.20%, 3/01/20 (a)(b)		3,924	3,861,299
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.63%, 8/25/37 (a)(b)		2,862	2,032,360

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	47

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 5.47%, 5/25/36 (b)	USD	4,686	$4,347,669
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.47%, 1/15/39 (b)		451	391,557
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 0.54%, 6/25/35 (a)(b)		1,192	1,052,272
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A, 0.48%, 2/25/36 (b)		2,186	1,765,829
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 5.75%, 6/25/47 (b)		2,407	2,309,188

			149,828,910
Commercial Mortgage-Backed Securities — 4.1%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 3.72%, 4/14/33 (a)(b)		3,020	2,681,274
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		3,404	3,466,691
Series 2007-3, Class A1A, 5.73%, 6/10/49 (b)		5,986	6,318,692
Series 2007-3, Class A4, 5.73%, 6/10/49 (b)		2,546	2,662,749
Series 2007-3, Class AJ, 5.73%, 6/10/49 (b)		1,765	1,818,247
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		2,030	2,146,006
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, 7/10/43		1,417	1,416,632
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.41%, 2/15/28 (a)(b)		2,030	2,007,678
Series 2015-VFM, Class A2, 3.38%, 3/15/36 (a)(b)		2,460	2,517,835
Bayview Commercial Asset Trust, Series 2008-4, Class A3, 2.94%, 7/25/38 (a)(b)		2,113	2,101,883
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		4,353	4,530,438
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)		3,071	3,256,378
Series 2007-PW18, Class A1A, 5.60%, 6/11/50		169	180,531
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)		4,033	4,340,811
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.70%, 7/05/33 (a)(b)		2,075	2,071,288
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR, 4.10%, 5/15/29 (a)(b)		730	698,131
Series 2015-JWRZ, Class GL, 3.78%, 5/15/29 (a)(b)		1,920	1,800,664
Carefree Portfolio Trust:
Series 2014-CARE, Class D, 3.46%, 11/15/19 (a)(b)		2,510	2,522,359
Series 2014-CARE, Class E, 4.21%, 11/15/19 (a)(b)		5,000	5,028,995
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.61%, 12/15/27 (a)(b)		4,271	4,243,337
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(b)		2,200	2,010,923

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-GC11, Class D, 4.60%, 4/10/46 (a)(b)	USD	4,685	$4,340,142
Series 2014-388G, Class A, 0.96%, 6/15/33 (a)(b)		2,344	2,326,713
Series 2014-388G, Class E, 2.56%, 6/15/33 (a)(b)		2,200	2,126,102
Series 2015-SSHP, Class A, 1.35%, 9/15/27 (a)(b)		4,370	4,373,636
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.33%, 11/15/44 (b)		640	688,862
COBALT CMBS Commercial Mortgage Trust:
Series 2007-C3, Class AJ, 5.96%, 5/15/46 (b)		3,000	3,060,165
Series 2007-C3, Class AM, 5.96%, 5/15/46 (b)		3,819	4,056,618
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 0.89%, 12/10/49 (a)(b)		4,460	4,317,552
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		600	633,704
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,260	2,350,072
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		3,755	3,803,383
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		3,196	3,261,307
Series 2014-277P, Class A, 3.73%, 8/10/49 (a)(b)		3,559	3,718,973
Series 2014-FL4, Class D, 2.66%, 7/13/31 (a)(b)		1,080	1,068,836
Series 2014-FL5, Class D, 4.21%, 10/15/31 (a)(b)		3,095	2,845,738
Series 2014-KYO, Class F, 3.70%, 6/11/27 (a)(b)		4,520	4,480,301
Core Industrial Trust, Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		2,970	3,015,405
Credit Suisse Commercial Mortgage Trust:
Series 2006-C5, Class AM, 5.34%, 12/15/39		9,446	9,811,774
Series 2007-C4, Class A1AM, 6.15%, 9/15/39 (b)		3,146	3,339,083
Series 2014-TIKI, Class E, 3.36%, 9/15/38 (a)(b)		730	724,940
Series 2015-DEAL, Class A, 1.53%, 4/15/29 (a)(b)		2,640	2,627,832
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		30	29,934
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 6.00%, 6/15/38 (b)		3,122	3,202,938
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		4,730	4,917,649
Series 2015-DEAL, Class D, 3.31%, 4/15/29 (a)(b)		1,205	1,189,201
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.20%, 3/15/18 (a)(b)		2,388	2,376,060
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)		3,400	3,536,167
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		1,280	1,314,944
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		3,850	3,877,169

See Consolidated Notes to Financial Statements.

48	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 1.51%, 12/15/16 (a)(b)	USD	3,333	$3,329,040
Series 2015-NRF, Class GFX, 3.49%, 12/15/34 (a)(b)		7,142	6,509,904
German Residential Funding Ltd., Series 2013-1, Class E, 4.12%, 8/27/24 (b)	EUR	1,111	1,255,209
GS Mortgage Securities Trust:
Series 2006-GG6, Class AJ, 5.60%, 4/10/38 (b)	USD	1,440	1,446,441
Series 2006-GG8, Class AM, 5.59%, 11/10/39		735	761,292
Series 2010-C1, Class A1, 3.68%, 8/10/43 (a)		1,070	1,107,169
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		5,763	5,818,832
Impac CMB Trust:
Series 2004-11, Class 1A2, 0.72%, 3/25/35 (b)		3,044	2,261,725
Series 2005-6, Class 1A1, 0.70%, 10/25/35 (b)		2,072	1,710,931
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class A4, 3.49%, 1/15/48		1,247	1,286,577
Series 2015-C28, Class B, 3.99%, 3/15/25 (b)		3,000	2,904,981
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.91%, 4/15/45 (b)		5,141	5,218,778
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		2,000	2,053,980
Series 2006-LDP8, Class D, 5.62%, 5/15/45 (b)		653	653,044
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		4,319	4,410,705
Series 2007-CB20, Class AM, 6.08%, 2/12/51 (b)		1,000	1,074,642
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		5,463	5,615,489
Series 2008-C2, Class A4FL, 1.71%, 2/12/51 (b)		2,301	2,267,266
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		992	1,025,639
Series 2014-C21, Class D, 4.82%, 8/15/47 (a)(b)		1,250	1,105,556
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		885	919,539
Series 2014-DSTY, Class D, 3.93%, 6/10/27 (a)(b)		2,680	2,637,050
Series 2014-FL6, Class A, 1.61%, 11/15/31 (a)(b)		3,670	3,654,120
Series 2015-CSMO, Class A, 1.46%, 1/15/32 (a)(b)		2,390	2,378,559
Series 2015-CSMO, Class D, 3.51%, 1/15/32 (a)(b)		2,900	2,874,941
Series 2015-CSMO, Class E, 4.16%, 1/15/32 (a)(b)		890	881,549
Series 2015-SGP, Class A, 1.90%, 7/15/19 (a)(b)		780	778,050
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AJ, 6.05%, 6/15/38 (b)		985	1,006,491
Series 2007-C1, Class AJ, 5.48%, 2/15/40		2,200	2,262,077
Series 2007-C7, Class A1A, 5.68%, 9/15/45 (b)		589	633,660

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 6.00%, 12/15/30 (a)	USD	2,606	$2,583,677
Merrill Lynch Mortgage Trust:
Series 2005-CIP1, Class AJ, 5.14%, 7/12/38 (b)		79	78,858
Series 2005-CKI1, Class AJ, 5.60%, 11/12/37 (b)		2,280	2,279,159
Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		2,553	2,654,685
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class ASB, 5.64%, 9/12/49		1,890	1,887,308
Morgan Stanley Capital I Trust:
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (b)		1,500	1,528,826
Series 2007-HQ11, Class AMFL, 0.38%, 2/12/44 (b)		746	731,380
Series 2007-HQ12, Class AM, 5.90%, 4/12/49 (b)		1,975	2,069,867
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		1,547	1,606,211
Series 2007-IQ14, Class A2FL, 0.37%, 4/15/49 (b)		290	288,870
Morgan Stanley Re-REMIC Trust:
Series 2009-GG10 5.99%, 8/12/45 (a)(b)		6,666	7,059,156
Series 2010-GG10, Class A4B, 5.99%, 8/15/45 (a)(b)		6,998	7,367,214
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(d)		1,009	976,194
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		1,050	1,044,938
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		2,113	2,099,283
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.15%, 2/16/51 (a)(b)		13,369	13,687,102
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		2,592	2,637,525
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.26%, 4/15/32 (a)(b)		2,645	2,627,085
SCG Trust, Series 2013-SRP1, Class AJ, 2.14%, 11/15/26 (a)(b)		2,775	2,752,370
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		2,280	2,257,517
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		3,480	3,134,848
Taurus IT Srl, Series 2015-IT1, Class A, 1.48%, 2/18/27 (b)	EUR	285	312,559
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 6.08%, 1/10/45 (a)(b)	USD	2,568	2,803,588
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		521	528,697
Series 2006-C29, Class AM, 5.34%, 11/15/48		955	989,852
Series 2006-WL7A, Class H, 0.61%, 9/15/21 (a)(b)		1,500	1,465,252
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)		3,263	3,438,484
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		502	516,621
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.16%, 10/25/46 (b)		7,922	7,292,168

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	49

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 2.96%, 1/15/27 (a)(b)	USD	8,224	$8,044,380
Series 2015-C27, Class C, 3.89%, 2/15/48		1,402	1,305,737
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		971	971,226
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 3/15/47 (a)(b)		513	449,249

			304,549,864
Interest Only Commercial Mortgage-Backed Securities — 0.4%
BWAY Mortgage Trust, Series 2015-1740, Class XA, 1.02%, 1/10/35 (a)(b)		56,320	3,016,499
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.65%, 3/10/46 (b)		31,511	1,780,387
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		150,000	1,239,000
Series 2015-CR22, Class XA, 1.17%, 3/10/48 (b)		28,883	1,864,035
Series 2015-CR23, Class XA, 1.16%, 5/10/48 (b)		30,753	1,985,936
Series 2015-LC21, Class XA, 1.03%, 7/10/48 (b)		83,333	4,542,655
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.38%, 2/10/48 (b)		10,881	917,707
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		12,909	565,801
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)		8,900	667,411
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22		95,492	499,039
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.10%, 11/05/30 (a)(b)		54,590	8,680
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24, Class XA, 1.23%, 11/15/47 (b)		29,877	1,878,392
Series 2015-C28, Class XA, 1.35%, 10/15/48 (b)		7,594	551,310
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.73%, 4/15/46 (b)		4,570	172,677
Series 2015-C27, Class XA, 1.53%, 2/15/48 (b)		38,138	3,175,548
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.31%, 12/15/47 (b)		14,461	989,483
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.81%, 5/25/36 (a)(b)		395	3,853
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.15%, 2/15/48 (b)		12,748	892,663
Series 2015-NXS1, Class XA, 1.35%, 5/15/48 (b)		8,244	634,947
Series 2015-NXS1, Class XB, 0.50%, 5/15/48 (b)		3,210	124,108
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class XA, 2.34%, 8/15/45 (a)(b)		1,179	104,865

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2014-C24, Class XA, 1.13%, 11/15/47 (b)	USD	26,383	$1,699,174
Series 2014-LC14, Class XA, 1.61%, 3/15/47 (b)		23,327	1,761,538

			29,075,708
Total Non-Agency Mortgage-Backed Securities — 6.5%			483,454,482

Other Interests (n)		Beneficial Interest (000)	Value
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (f)(i)		1,888	—
Lehman Brothers Holdings, Inc. (f)(i)		7,360	1
Total Other Interests — 0.0%			1

Preferred Securities
Capital Trusts		Par (000)
Aerospace & Defense — 0.1%
United Technologies Corp., 1.78%, 5/04/18 (c)		8,656	8,639,311
Automobiles — 0.1%
Volkswagen International Finance NV, 3.50% (b)(j)	EUR	4,085	3,332,160
Banks — 0.6%
ABN AMRO Bank NV, 5.75% (b)(j)		1,300	1,411,080
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(j)		1,800	1,925,849
7.00% (b)(j)		1,400	1,521,348
9.00% (b)(j)	USD	1,200	1,267,500
Banco Popular Espanol SA:
8.25% (b)(j)	EUR	1,800	1,931,380
11.50% (b)(j)		1,100	1,315,187
Banco Santander SA, 6.25% (b)(j)		1,600	1,685,048
Bank of America Corp., 6.10% (b)(j)	USD	4,233	4,127,175
Bank of Ireland, 7.38% (b)(j)	EUR	875	982,619
Barclays PLC, 7.88% (b)(j)	GBP	1,750	2,615,404
BNP Paribas SA, 7.38% (a)(b)(j)	USD	300	301,875
Citigroup, Inc.:
5.90% (b)(j)		1,741	1,697,475
5.95% (b)(j)		11,747	11,350,147
HSH Nordbank AG, 7.25% (b)(j)		2,701	605,564
ICICI Bank Ltd., 6.38%, 4/30/22 (b)		700	709,083
Intesa Sanpaolo SpA, 7.70% (a)(b)(j)		475	463,125
JPMorgan Chase & Co., 5.30% (b)(j)		3,157	3,101,753
Lloyds Banking Group PLC, 6.38% (b)(j)	EUR	1,266	1,448,488
National Bank of Abu Dhabi PJSC, 5.25% (b)(j)	USD	800	817,000
Royal Bank of Scotland Group PLC, 7.50% (b)(j)		3,991	3,982,260
Santander UK Group Holdings PLC, 7.38% (b)(j)	GBP	1,310	1,973,274
Swedbank AB, 5.50% (b)(j)	USD	400	380,544
Woori Bank, 5.00%, 6/10/45 (b)		200	197,496

			45,810,674
Capital Markets — 0.1%
Credit Suisse Group AG, 6.25% (a)(b)(j)		2,200	2,062,500

See Consolidated Notes to Financial Statements.

50	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Capital Trusts		Par (000)	Value
Capital Markets (continues)
Goldman Sachs Group, Inc., 5.38% (b)(j)	USD	3,065	$2,994,122
State Street Capital Trust IV, 1.34%, 6/01/77 (b)		1,048	843,640
UBS Group AG:
5.75% (b)(j)	EUR	2,525	2,822,578
7.00% (b)(j)	USD	1,200	1,222,500

			9,945,340
Construction & Engineering — 0.0%
CCCI Treasure Ltd., 3.50% (b)(j)		1,200	1,174,620
CRCC Yupeng Ltd., 3.95% (b)(j)		1,200	1,202,700

			2,377,320
Consumer Finance — 0.1%
Capital One Financial Corp., 5.55% (b)(j)		3,558	3,513,525
Diversified Financial Services — 0.0%
Far East Horizon Ltd., 5.55% (b)(j)		800	792,466
HBOS Capital Funding LP, 6.85% (j)		346	347,792
Volvo Treasury AB, 4.20%, 6/10/75 (b)	EUR	875	924,102

			2,064,360
Diversified Telecommunication Services — 0.0%
Orange SA:
4.25% (b)(j)		128	144,101
5.00% (b)(j)		1,950	2,138,086

			2,282,187
Electric Utilities — 0.2%
Electricite de France SA:
5.00% (b)(j)		1,600	1,775,656
5.88% (b)(j)	GBP	1,500	2,217,382
Enel SpA:
6.50%, 1/10/74 (b)	EUR	700	832,809
5.00%, 1/15/75 (b)		1,119	1,279,841
Gas Natural Fenosa Finance BV:
3.38% (b)(j)		3,600	3,379,743
4.13% (b)(j)		2,600	2,675,002
SSE PLC, 3.88% (b)(j)	GBP	950	1,372,438

			13,532,871
Industrial Conglomerates — 0.0%
CITIC Ltd., 8.63% (b)(j)	USD	200	221,000
Insurance — 0.1%
AXA SA, 3.88% (b)(j)	EUR	650	678,004
BNP Paribas Cardif SA, 4.03% (b)(j)		1,100	1,147,806
China Life Insurance Co. Ltd., 4.00%, 7/03/75 (b)	USD	1,450	1,402,803
Credit Agricole Assurances SA, 4.25% (b)(j)	EUR	2,700	2,768,244
Fukoku Mutual Life Insurance Co., 5.00% (b)(j)	USD	600	600,000
MetLife, Inc., 5.25% (b)(j)		1,787	1,769,130

			8,365,987
Media — 0.0%
Bertelsmann SE & Co. KGaA, 3.50%, 4/23/75 (b)	EUR	700	662,393
Multi-Utilities — 0.1%
Centrica PLC:
5.25%, 4/10/40 (b)	GBP	950	1,373,156
3.00%, 4/10/50 (b)	EUR	1,900	1,941,986

			3,315,142
Oil, Gas & Consumable Fuels — 0.0%
TOTAL SA:
2.25% (b)(j)	USD	900	927,223
2.63% (b)(j)		355	348,748

			1,275,971

Capital Trusts		Par (000)	Value
Pharmaceuticals — 0.0%
Merck KGaA, 2.63%, 12/12/74 (b)		775	$824,855
Real Estate Management & Development — 0.0%
Deutsche Annington Finance BV, 4.00% (b)(j)		900	962,924
Thrifts & Mortgage Finance — 0.0%
Coventry Building Society, 6.38% (b)(j)	GBP	250	357,726
Trading Companies & Distributors — 0.0%
Noble Group Ltd., 6.00% (b)(j)	USD	400	198,000
Transportation Infrastructure — 0.0%
Royal Capital BV, 6.25% (b)(j)		550	550,660
Wireless Telecommunication Services — 0.1%
Telefonica Europe BV:
4.20% (b)(j)	EUR	1,200	1,310,717
5.00% (b)(j)		700	779,633
5.88% (b)(j)		1,600	1,790,356
6.50% (b)(j)		300	353,659

			4,234,365
Total Capital Trusts — 1.5%			112,466,771

Preferred Stocks		Shares
Banks — 0.0%
Royal Bank of Scotland Group PLC, 6.13% (j)		1,919	47,476
Royal Bank of Scotland Group PLC, 6.60% (j)		9,596	240,092
Santander Finance Preferred SAU, 4.00% (j)		25,000	571,250

			858,818
Diversified Financial Services — 0.0%
Concrete Investment II SCA, 2.63%, 8/27/44 (f)		12,471	1,504,998
Manufacturing — 0.0%
Novartex Holding Luxembourg SCA, 2.63% (j)		1,000	—
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(j)	3,770,000		3,982,063
Total Preferred Stocks — 0.1%			6,345,879

Trust Preferreds
Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		349,440	8,977,114
Consumer Finance — 0.1%
GMAC Capital Trust I, 8.13%, 2/15/40 (b)		359,913	9,188,579
Diversified Financial Services — 0.1%
RBS Capital Funding Trust V, Series E, 5.90% (j)		85,558	2,085,048
RBS Capital Funding Trust VII, Series G, 6.08% (j)		102,687	2,510,697

			4,595,745
Total Trust Preferreds — 0.3%			22,761,438
Total Preferred Securities — 1.9%			141,574,088

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	51

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
Alachua County Health Facilities Authority RB, 5.00%, 12/01/44	USD	455	$489,616
Arizona Health Facilities Authority RB, Series A, 5.00%, 1/01/44		755	830,417
Bay Area Toll Authority RB:
7.04%, 4/01/50		3,180	4,359,939
5.00%, 10/01/54		2,935	3,202,760
Board of Governors of Colorado State University System RB, 5.00%, 3/01/45		660	738,837
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		3,000	2,481,120
California Educational Facilities Authority RB, 5.00%, 10/01/32		1,750	2,235,100
Central Texas Turnpike System RB:
5.00%, 8/15/37		1,000	1,089,640
5.00%, 8/15/37		630	692,956
Chicago Board of Education GO, 5.00%, 12/01/42		1,000	834,080
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/43		685	775,201
City of Charleston, SC Waterworks & Sewer System Revenue RB, 5.00%, 1/01/45		1,175	1,351,297
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		700	806,456
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		1,530	1,592,699
City of Tulare, CA Sewer Revenue RB, AGM, 5.00%, 11/15/45		680	760,152
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		3,260	4,090,518
Colorado Health Facilities Authority RB, 5.25%, 1/01/45		685	745,595
County of Miami-Dade, FL Aviation Revenue RB:
5.00%, 10/01/36		1,320	1,441,915
5.00%, 10/01/38		3,285	3,590,472
County of Miami-Dade, FL Aviation Revenue RB, CIFG, 5.00%, 10/01/38		8,770	8,771,052
County of Miami-Dade, FL Transit System Sales Surtax Revenue RB, 5.00%, 7/01/42		750	830,408
County of Miami-Dade, FL Water & Sewer System Revenue RB, 5.00%, 10/01/42		3,000	3,328,440
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		1,285	1,386,412
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		4,625	4,898,106
Series A, 5.00%, 11/01/43		5,000	5,270,250
5.00%, 11/01/45		4,170	4,391,427
5.00%, 11/01/45		2,650	2,802,084
District of Columbia GO, 5.00%, 6/01/38		3,020	3,433,498
District of Columbia RB:
5.00%, 7/15/34		775	866,876
5.00%, 7/15/35		775	862,645
Fremont Union High School District GO, 5.00%, 8/01/40		955	1,091,097
Golden State Tobacco Securitization Corp., 5.75%, 6/01/47		3,000	2,673,600
Health & Educational Facilities Authority of the State of Missouri RB, 5.00%, 1/01/44		2,270	2,550,186
Hillsborough County Aviation Authority RB, 5.00%, 10/01/44		1,270	1,407,744
Illinois Finance Authority RB, 5.00%, 8/01/38		1,375	1,522,813
Kansas Development Finance Authority RB, 5.00%, 6/01/46		955	1,040,176
Los Angeles Community College District GO, 6.60%, 8/01/42		1,860	2,503,727
Los Angeles Department of Water & Power RB, 5.00%, 7/01/44		125	141,644
Los Angeles Unified School District, 5.75%, 7/01/34		415	497,079

Taxable Municipal Bonds		Par (000)	Value
Los Angeles Unified School District GO, 6.76%, 7/01/34	USD	4,355	$5,726,389
Maryland Health & Higher Educational Facilities Authority RB:
5.25%, 7/01/27		815	945,685
5.00%, 7/01/39		955	1,040,339
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22		2,000	2,270,340
Metropolitan Transportation Authority RB:
5.87%, 11/15/39		735	869,027
6.67%, 11/15/39		350	452,029
6.81%, 11/15/40		860	1,125,439
5.25%, 11/15/55		4,445	4,981,023
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 5.00%, 10/01/53		1,055	1,104,880
Miami-Dade County Expressway Authority RB, 5.00%, 7/01/39		930	1,024,023
Michigan Finance Authority RB, 5.00%, 6/01/39		840	915,760
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		1,610	1,887,001
New Jersey Economic Development Authority RB:
5.00%, 6/15/29		740	761,527
5.00%, 6/15/30		690	707,581
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		2,329	3,220,495
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/42		3,205	3,230,191
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/36		1,020	1,169,552
New York City Water & Sewer System RB:
6.01%, 6/15/42		665	857,611
5.38%, 6/15/43		4,410	5,123,229
5.50%, 6/15/43		5,285	6,186,410
5.88%, 6/15/44		1,195	1,525,896
New York State Dormitory Authority RB:
5.00%, 3/15/32		1,380	1,609,494
5.00%, 3/15/36		1,380	1,589,277
5.00%, 3/15/37		1,140	1,287,391
5.00%, 3/15/37		830	953,861
5.00%, 3/15/38		1,240	1,421,052
5.00%, 3/15/39		575	658,030
5.39%, 3/15/40		1,470	1,765,529
New York State Thruway Authority RB, 5.00%, 1/01/31		1,300	1,498,432
New York State Urban Development Corp. RB, 5.00%, 3/15/44		1,250	1,393,013
North Carolina Medical Care Commission RB:
5.00%, 6/01/40		305	333,594
5.00%, 6/01/45		1,300	1,415,297
North Dakota Public Finance Authority RB, 5.00%, 6/01/45		1,310	1,458,580
Orange County Sanitation District RB, 5.00%, 2/01/34		1,000	1,177,120
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,055	1,217,512
5.00%, 12/31/38		1,500	1,597,515
Philadelphia Authority for Industrial Development RB, 5.00%, 7/01/42		925	1,033,956
Port Authority of New York & New Jersey RB:
5.00%, 10/15/44		1,025	1,124,118
4.96%, 8/01/46		1,970	2,138,652
4.93%, 10/01/51		1,045	1,125,967
Private Colleges & Universities Authority RB, 5.00%, 4/01/44		745	798,253
Sales Tax Asset Receivable Corp. RB:

See Consolidated Notes to Financial Statements.

52	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
5.00%, 10/15/24	USD	1,375	$1,719,383
5.00%, 10/15/29		1,890	2,271,931
South Carolina State Public Service Authority RB, 5.00%, 12/01/46		905	985,844
State of California GO:
5.00%, 10/01/37		1,180	1,346,982
7.55%, 4/01/39		2,550	3,685,388
7.60%, 11/01/40		6,115	8,971,867
State of Illinois GO, 5.10%, 6/01/33		8,190	7,675,750
State of Minnesota GO:
5.00%, 8/01/32		1,270	1,519,593
5.00%, 8/01/35		640	756,077
State of New Jersey GO:
5.00%, 6/01/27		2,565	2,970,578
5.00%, 6/01/32		3,250	3,655,340
Tobacco Settlement Financing Corp./NJ RB, 5.00%, 6/01/41		1,560	1,226,144
University of Arizona RB, 5.00%, 8/01/39		1,285	1,440,729
University of California RB, 4.86%, 5/15/12		1,415	1,366,932
University of Massachusetts Building Authority RB, 5.00%, 11/01/44		2,500	2,843,850
University of North Carolina at Chapel Hill RB, 3.85%, 12/01/34		1,385	1,420,414
Washington Health Care Facilities Authority RB, 5.00%, 10/01/38		3,420	3,796,508
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 8/15/39		1,250	1,362,050
Total Taxable Municipal Bonds — 2.7%			202,114,464

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 6.63%, 11/15/30 (o)		1,450	2,093,525
Freddie Mac:
3.75%, 3/27/19		3,650	3,973,109
4.88%, 6/13/18		4,300	4,750,825

			10,817,459
Collateralized Mortgage Obligations — 0.1%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		12	12,823
Series 2013-C01, Class M2, 5.45%, 10/25/23 (b)		5,505	5,810,572
Series 2014-C01, Class M2, 4.60%, 1/25/24 (b)		2,112	2,131,931

			7,955,326
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		3,502	4,111,216
Series 2014-M13, Class A2, 3.02%, 8/25/24 (b)		950	982,209
Series 2015-M10, Class A2, 3.09%, 4/25/27		1,000	1,028,224

			6,121,649
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 413, Class C31, 4.00%, 5/25/40		6,092	1,093,546

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.45%, 1/25/22 (b)	USD	12,345	$1,245,916
Series 2014-M13, Class X2, 0.24%, 2/25/24 (b)		126,772	1,488,433
Series 2015-M4, Class X2, 0.67%, 7/25/22		42,237	1,283,578
Freddie Mac:
Series K038, Class X1, 1.35%, 3/25/24 (b)		33,764	2,722,892
Series K718, Class X1, 0.65%, 1/25/22		31,689	1,134,357
Ginnie Mae:
Series 2012-120, Class IO, 0.91%, 2/16/53 (b)		21,286	1,407,898
Series 2014-40, Class AI, 1.00%, 2/16/39		14,096	400,480
Series 2014-52, Class AI, 0.83%, 8/16/41		10,716	301,331

			9,984,885
Mortgage-Backed Securities — 78.2%
Fannie Mae Mortgage-Backed Securities:
2.22%, 10/01/42 (b)		2,998	3,095,275
2.50%, 9/01/29-10/01/30		29,839	30,474,148
3.00%, 7/01/28-10/01/45 (p)		1,091,876	1,122,390,910
3.16%, 12/01/40 (b)		2,531	2,669,828
3.50%, 4/01/25-10/01/45 (p)		1,293,988	1,353,803,873
4.00%, 1/01/25-10/01/45 (p)		476,697	509,315,859
4.50%, 2/01/25-10/01/45 (p)		287,087	311,433,638
5.00%, 5/01/23-10/01/45 (p)		89,838	99,334,332
5.50%, 12/01/32-10/01/45 (p)		52,160	58,675,349
6.00%, 2/01/34-10/01/45 (p)		50,695	57,299,304
6.50%, 5/01/40		7,510	8,579,380
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/29-10/01/30 (p)		44,748	45,652,078
2.91%, 6/01/42 (b)		3,237	3,385,004
3.00%, 1/01/30-10/01/45 (p)		241,409	247,620,685
3.50%, 2/01/29-10/01/45 (p)		379,161	396,319,023
4.00%, 10/01/30-10/01/45 (p)		164,484	175,094,088
4.50%, 2/01/39-10/01/45 (p)		66,690	72,383,774
5.00%, 7/01/35-10/01/45 (p)		35,679	39,290,138
5.50%, 10/01/39-10/01/45 (p)		14,697	16,283,349
6.00%, 10/01/45 (p)		7,800	8,776,828
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (b)		905	935,477
3.00%, 7/20/45-10/15/45 (p)		115,698	118,212,031
3.50%, 2/15/42-10/15/45 (p)		307,792	323,064,551
4.00%, 9/20/40-10/15/45 (p)		659,293	702,528,213
4.50%, 12/20/39-10/15/45 (p)		60,360	65,379,180
5.00%, 12/15/38-10/15/45 (p)		22,853	25,238,086
5.50%, 10/15/45 (p)		5,800	6,412,285

			5,803,646,686
Total U.S. Government Sponsored Agency Securities — 78.7%			5,839,619,551

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.88%, 8/15/45 (q)		278,893	278,754,948
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		17,459	15,140,240

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	53

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Inflation Indexed Notes:
0.25%, 1/15/25 (l)	USD	197,013	$188,832,531
0.38%, 7/15/25		4,025	3,921,228
U.S. Treasury Notes:
0.63%, 9/30/17		388,430	388,247,826
1.00%, 9/15/18 (q)		514,715	515,894,727
1.38%, 8/31/20-9/30/20 (q)		597,224	597,426,546
1.88%, 8/31/22 (q)		294,787	297,282,077
U.S. Treasury Strips, 5.50%, 5/15/36 (q)		14,105	7,869,095
Total U.S. Treasury Obligations — 30.9%			2,293,369,218
Total Long-Term Investments (Cost — $12,496,019,722) — 167.8%			12,444,793,380

Short-Term Securities
Borrowed Bond Agreements — 1.5% (r)
Barclays Bank PLC, (0.75)%, Open (s)	EUR	350	391,209
(Purchased on 9/28/15 to be repurchased at EUR 350,098, collateralized by Volkswagen Leasing GmbH, 1.00% due at 10/04/17, par and fair value of EUR 350,000 and $383,394, respectively)
Barclays Bank PLC, 0.40%, Open (s)	GBP	2,468	3,732,779

(Purchased on 8/11/15 to be repurchased at GBP 2,468,952, collateralized by United Kingdom Gilt Inflation Linked Bond, 0.13% due at 3/22/44, par and fair value of GBP 1,740,000 and $3,632,676, respectively)

Barclays Bank PLC, 0.45%, Open (s)		6,979	10,556,775

(Purchased on 6/11/15 to be repurchased at GBP 6,988,326, collateralized by United Kingdom Gilt Inflation Linked Bond, 0.13% due at 3/22/44, par and fair value of GBP 5,344,000 and $11,156,909, respectively)

Barclays Capital, Inc., (0.75)%, Open (s)	USD	2,203	2,203,125
(Purchased on 7/27/15 to be repurchased at $2,200,096, collateralized by Rio Tinto Finance USA PLC, 4.13% due at 8/21/42, par and fair value of USD 2,500,000 and $2,147,583, respectively)
Citigroup Global Markets, Inc., (0.25)%, Open (s)		996	995,531
(Purchased on 3/04/15 to be repurchased at $994,073, collateralized by T-Mobile USA, Inc., 6.84% due at 4/28/23, par and fair value of USD 925,000 and $915,750, respectively)
Citigroup Global Markets, Inc., (0.10)%, Open (s)		2,804	2,803,700
(Purchased on 1/16/15 to be repurchased at $2,801,691, collateralized by Calpine Corp., 5.88% due at 1/15/24, par and fair value of USD 2,645,000 and $2,724,350, respectively)
Citigroup Global Markets, Inc., (0.10)%, Open (s)		3,476	3,475,875
(Purchased on 4/30/15 to be repurchased at $3,474,388, collateralized by BHP Billiton Finance USA Ltd., 5.00% due at 9/30/43, par and fair value of USD 3,100,000 and $3,135,501, respectively)

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (r)
Citigroup Global Markets, Inc., (0.10)%, Open (s)	USD	645	$645,270
(Purchased on 7/02/15 to be repurchased at $645,107, collateralized by Iron Mountain, Inc., 5.75% due at 8/15/24, par and fair value of USD 628,000 and $606,020, respectively)
Citigroup Global Markets, Inc., (0.10)%, Open (s)		6,056	6,055,875
(Purchased on 7/23/15 to be repurchased at $6,054,697, collateralized by ConocoPhillips Co., 4.30% due at 11/15/44, par and fair value of USD 6,300,000 and $5,964,292, respectively)
Citigroup Global Markets, Inc., (0.10)%, Open (s)		533	533,125
(Purchased on 7/31/15 to be repurchased at $533,033, collateralized by Virgin Media Finance PLC., 6.38% due at 4/15/23, par and fair value of USD 500,000 and $497,500, respectively)
Deutsche Bank Securities, Inc., 0.03%, Open (s)		23,297	23,296,590
(Purchased on 9/29/15 to be repurchased at $23,296,629, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/45, par and fair value of USD 22,536,000 and $23,062,418, respectively)
Deutsche Bank Securities, Inc., 0.15%, 10/1/15		7,923	7,922,583
(Purchased on 9/24/15 to be repurchased at $7,922,814, collateralized by U.S. Treasury Strips, 5.50% due at 2/15/36, par and fair value of USD 13,601,000 and $7,960,774, respectively)
J.P. Morgan Securities PLC, (1.10)%, Open (s)	EUR	108	120,390
(Purchased on 9/25/15 to be repurchased at EUR 107,734, collateralized by Glencore Finance Europe SA, 5.25% due at 3/22/17, par and fair value of EUR 100,000 and $108,668, respectively)
J.P. Morgan Securities PLC, (1.10)%, Open (s)		215	240,780
(Purchased on 9/25/15 to be repurchased at EUR 215,469, collateralized by Glencore Finance Europe SA, 5.25% due at 3/22/17, par and fair value of EUR 200,000 and $217,335, respectively)
J.P. Morgan Securities PLC, (0.18)%, Open (s)		928	1,036,970
(Purchased on 7/30/15 to be repurchased at EUR 927,728, collateralized by Bundesrepublik Deutschland, 0.75% due at 2/24/17, par and fair value of EUR 906,000 and $1,026,593, respectively)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 10/1/15	USD	48,485	48,485,063
(Purchased on 9/30/15 to be repurchased at $48,485,157, collateralized by U.S. Treasury Notes, 2.00% due at 8/15/25, par and fair value of USD 48,790,000 and $48,532,096, respectively)
RBC Capital Markets, LLC, (0.50)%, Open (s)		2,987	2,987,000
(Purchased on 7/27/15 to be repurchased at $2,984,262, collateralized by MGM Resorts International, 6.00% due at 3/15/23, par and fair value of USD 2,900,000 and $2,816,625, respectively)

			115,482,640
Total Short-Term Securities (Cost — $115,841,535) — 1.5%			115,482,640

See Consolidated Notes to Financial Statements.

54	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Options Purchased			Value
(Cost — $12,499,558) — 0.2%			$11,803,779
Total Investments Before Borrowed Bonds, Investments Sold Short, Options Written and TBA Sale Commitments (Cost — $12,624,360,815) — 169.5%			12,572,079,799

TBA Sale Commitments (p)		Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/30		192,737	(196,489,339)
3.00%, 10/01/30-10/01/45		838,919	(853,617,067)
3.50%, 10/01/30-10/01/45		939,408	(980,453,875)
4.00%, 10/01/45		565,901	(603,635,279)
4.50%, 10/01/45		167,080	(181,057,170)
5.00%, 10/01/45		32,000	(35,248,938)
5.50%, 10/01/45		800	(893,272)
6.00%, 10/01/45		16,700	(18,844,001)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/30		1,400	(1,456,437)
3.50%, 10/01/29-10/01/45		156,787	(163,162,643)
4.00%, 10/01/45		60,494	(64,396,087)
4.50%, 10/01/45		25,332	(27,413,974)
5.00%, 10/01/45		18,800	(20,591,142)
5.50%, 10/01/45		3,400	(3,769,484)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/45		9,835	(10,036,119)
3.50%, 10/15/45		6,400	(6,697,099)
4.00%, 10/15/45		298,718	(318,257,264)
4.50%, 10/15/45		3,000	(3,222,657)
Total TBA Sale Commitments (Proceeds — $3,473,186,211) — (47.0)%			(3,489,241,847)

Options Written
(Premiums Received — $6,459,319) — (0.1)%			(6,519,992)

Borrowed Bonds
Corporate Bonds — (0.3)%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	USD	3,100	(3,135,501)
Calpine Corp., 5.88%, 1/15/24 (a)		2,645	(2,724,350)
ConocoPhillips Co., 4.30%, 11/15/44		6,300	(5,964,292)
Glencore Finance Europe SA, 5.25%, 3/22/17	EUR	300	(326,003)

Borrowed Bonds		Par (000)	Value
Corporate Bonds (continued)
Iron Mountain, Inc., 5.75%, 8/15/24	USD	628	$(606,020)
MGM Resorts International, 6.00%, 3/15/23		2,900	(2,816,625)
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		2,500	(2,147,583)
T-Mobile USA, Inc., 6.84%, 4/28/23		925	(915,750)
Virgin Media Finance PLC, 6.38%, 4/15/23 (a)		500	(497,500)
Volkswagen Leasing GmbH, 1.00%, 10/04/17	EUR	350	(383,394)

			(19,517,018)
Foreign Government Obligations — (0.2)%
Bundesrepublik Deutschland, 0.75%, 2/24/17		906	(1,026,593)
United Kingdom Gilt Inflation Linked Bond, 0.13%, 3/22/44	GBP	7,084	(14,789,585)

			(15,816,178)
U.S. Treasury Obligations — (1.1)%
U.S. Treasury Bonds, 3.00%, 5/15/45	USD	22,536	(23,062,418)
U.S. Treasury Notes: 2.00%, 8/15/25		48,790	(48,532,096)
U.S. Treasury Strips, 5.50%, 2/15/36		13,601	(7,960,774)

			(79,555,288)
Total Borrowed Bonds (Proceeds — $115,008,224) — (1.6)%			(114,888,484)

Investments Sold Short
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bonds, 3.00%, 5/15/45		1,610	(1,647,608)
Total Investments Sold Short (Proceeds — $1,644,212) — (0.0)%			(1,647,608)

Total Investments Net of Borrowed Bonds, Investments Sold Short, Options Written and TBA Sale Commitments — 120.8%			8,959,781,868
Liabilities in Excess of Other Assets — (20.8)%			(1,541,746,112)

Net Assets — 100.0%			$7,418,035,756

Notes to Consolidated Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding options written.

(f)	Non-income producing security.

(g)	Security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(h)	Convertible security.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	55

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

(l)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

(m)	During the six months ended September 30, 2015, investments in issuers considered to be an affiliate of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2014	Par/Shares Purchased	Par/Shares Sold	Par/Shares Held at September 30, 2015	Value at September 30, 2015	Income	Realized Loss / Capital Gain
BlackRock Capital Finance LP, Series 1997-R2, Class AP	7,237	—	—	7,237	$7,128	$14	—
BlackRock Liquidity Funds, TempFund, Institutional Class	12,191,454	—	(12,191,454)[1]	—	—	$18,788	$1,154
iShares iBoxx $ High Yield Corporate Bond ETF	—	772,998	(348,411)	424,587	35,363,851	$374,943	$(1,368,803)

[1]	Represents net shares sold.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(o)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.

(p)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Amherst Pierpont Securities LLC	$(104,133)	$(305)
Barclays Capital, Inc.	$(131,532,276)	$(536,961)
BNP Paribas Securities Corp.	$(16,481,241)	$(61,336)
Citigroup Global Markets, Inc.	$(92,895,942)	$(227,096)
Credit Suisse Securities (USA) LLC	$(214,842,174)	$(22,022)
Deutsche Bank Securities, Inc.	$7,907,222	$47,249
Goldman Sachs & Co.	$321,068,805	$1,632,795
J.P. Morgan Securities LLC	$(53,322,673)	$460,171
Jefferies LLC	$(9,241,106)	$(59,244)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$62,566,013	$476,925
Morgan Stanley & Co. LLC	$(194,012,349)	$(1,220,852)
Nomura Securities International, Inc.	$(165,411,676)	$(991,588)
RBC Capital Markets, LLC	$(47,505,242)	$(254,766)
SG Americas Securities LLC	$(13,293)	$392
Wells Fargo Securities, LLC	$8,263,079	$197,398

(q)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(r)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(s)	The amount to be repurchased assumes the maturity will be the day after the report date.

•

For Fund compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.13%	9/21/15	Open	$200,250,000	$200,257,231
Deutsche Bank Securities, Inc.	0.28%	9/24/15	10/01/15	7,810,644	7,811,069
J.P. Morgan Securities LLC	0.15%	9/30/15	10/01/15	404,780,000	404,781,687
J.P. Morgan Securities LLC	0.26%	9/30/15	10/01/15	515,358,394	515,362,116
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.20%	9/30/15	10/01/15	522,864,000	522,866,905
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.27%	9/30/15	10/01/15	278,893,000	278,895,092
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.30%	9/30/15	10/01/15	22,000,000	22,000,183
Total				$1,951,956,038	$1,951,974,283

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

See Consolidated Notes to Financial Statements.

56	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long/ (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(550)	30 Day Fed Fund Futures	October 2015	USD	228,864,141	$ (75,074)
(17)	CBOE Volatility Index Futures	October 2015	USD	391,425	19,087
81	Euro-Bund 8.5 to 10.5-Year Bonds Futures Put Options Strike Price EUR 153.50	November 2015	USD	45,255	(22,707)
81	Euro-Bund 8.5 to 10.5-Year Bonds Futures Put Options Strike Price EUR 154.50	November 2015	USD	66,977	(7,773)
259	Canadian Bankers Acceptance	December 2015	USD	48,153,719	(42,832)
3	DAX Index Futures	December 2015	USD	809,519	(47,858)
(102)	E-Mini S&P 500 Futures	December 2015	USD	9,734,370	62,239
(50)	Euro Currency Futures	December 2015	USD	6,986,875	(27,577)
(3,124)	Euro Dollar Futures	December 2015	USD	777,758,850	(657,667)
86	Euro STOXX 50 Index	December 2015	USD	2,970,355	84,906
(585)	Euro-Bobl	December 2015	USD	84,338,105	(408,570)
(473)	Euro-Bund	December 2015	USD	82,551,563	(1,314,021)
(176)	Euro-Schatz	December 2015	USD	21,898,473	(14,923)
(67)	JPY Currency Futures	December 2015	USD	6,987,263	1,790
(98)	Long Gilt British	December 2015	USD	17,650,527	(188,858)
(24)	NASDAQ 100 E-Mini Futures	December 2015	USD	1,998,240	(11,719)
8	Nikkei 225 Index	December 2015	USD	1,159,672	(48,046)
1,007	U.S. Treasury Bonds (30 Year)	December 2015	USD	158,445,156	(1,657,070)
(747)	U.S. Treasury Notes (10 Year)	December 2015	USD	96,164,578	(868,465)
1,809	U.S. Treasury Notes (2 Year)	December 2015	USD	396,227,531	274,886
(1,452)	U.S. Treasury Notes (5 Year)	December 2015	USD	174,988,688	(1,061,040)
33	U.S. Ultra Treasury Bonds	December 2015	USD	5,293,406	(310)
550	Euro Dollar Futures	March 2016	USD	136,785,000	143,837
(269)	Canadian Bankers Acceptance	September 2016	USD	50,010,416	(88,482)
1,502	Euro Dollar Futures	September 2016	USD	372,533,550	411,007
(2,145)	Euro Dollar Futures	December 2016	USD	531,182,438	(600,411)
1,362	Three Month Sterling	December 2016	USD	255,149,669	111,843
(706)	Euro Dollar Futures	March 2017	USD	174,611,450	(356,100)
(132)	Euro Dollar Futures	September 2017	USD	32,564,400	(142,112)
Total					$(6,532,020)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	3,341,670,640	USD	1,078,000	Credit Suisse International	10/01/15	$ 4,087
COP	6,684,678,000	USD	2,156,000	Goldman Sachs International	10/01/15	8,607
EUR	1,800,000	USD	2,002,968	Goldman Sachs International	10/01/15	8,393
USD	2,156,000	COP	6,725,016,760	Credit Suisse International	10/01/15	(21,669)
USD	1,078,000	COP	3,226,022,800	Credit Suisse International	10/01/15	33,362
BRL	8,182,055	USD	2,157,857	BNP Paribas S.A.	10/02/15	(95,497)
BRL	16,869,463	USD	4,345,000	BNP Paribas S.A.	10/02/15	(92,902)
BRL	12,579,692	USD	3,258,000	Goldman Sachs International	10/02/15	(87,177)
BRL	7,096,631	USD	1,870,143	Goldman Sachs International	10/02/15	(81,374)
BRL	8,389,220	USD	2,170,000	Goldman Sachs International	10/02/15	(55,422)
BRL	2,756,845	USD	719,333	Goldman Sachs International	10/02/15	(24,446)
BRL	9,625,040	USD	2,517,667	JPMorgan Chase Bank N.A.	10/02/15	(91,590)
BRL	11,450,147	USD	2,968,667	Morgan Stanley & Co. International PLC	10/02/15	(82,555)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	57

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	5,496,980	USD	1,439,000	Royal Bank of Scotland PLC	10/02/15	$(53,437)
BRL	5,499,139	USD	1,439,000	Royal Bank of Scotland PLC	10/02/15	(52,893)
BRL	3,115,716	USD	767,040	Royal Bank of Scotland PLC	10/02/15	18,304
BRL	11,132,104	USD	2,878,000	UBS AG	10/02/15	(72,054)
BRL	6,447,738	USD	1,534,080	UBS AG	10/02/15	91,130
MXN	30,431,297	USD	1,797,000	Deutsche Bank AG	10/02/15	2,832
MXN	36,964,620	USD	2,156,000	Deutsche Bank AG	10/02/15	30,240
MXN	184,246,525	USD	10,779,000	Deutsche Bank AG	10/02/15	118,098
MXN	30,384,215	USD	1,797,000	JPMorgan Chase Bank N.A.	10/02/15	47
MXN	30,195,171	USD	1,797,000	UBS AG	10/02/15	(11,133)
USD	519,000	BRL	1,915,881	BNP Paribas S.A.	10/02/15	36,085
USD	1,439,000	BRL	5,197,668	Deutsche Bank AG	10/02/15	128,882
USD	1,150,000	BRL	4,876,000	Goldman Sachs International	10/02/15	(79,039)
USD	767,200	BRL	3,179,277	Goldman Sachs International	10/02/15	(34,165)
USD	773,000	BRL	3,027,068	Goldman Sachs International	10/02/15	10,001
USD	1,159,000	BRL	4,557,768	Goldman Sachs International	10/02/15	10,174
USD	2,158,500	BRL	8,254,752	Goldman Sachs International	10/02/15	77,816
USD	1,439,000	BRL	5,191,912	Goldman Sachs International	10/02/15	130,332
USD	1,796,667	BRL	6,602,750	Goldman Sachs International	10/02/15	132,385
USD	10,779,000	BRL	39,493,178	Goldman Sachs International	10/02/15	824,393
USD	1,439,000	BRL	5,422,872	Morgan Stanley & Co. International PLC	10/02/15	72,117
USD	1,078,000	BRL	3,951,409	Morgan Stanley & Co. International PLC	10/02/15	82,012
USD	2,156,000	BRL	7,928,906	Morgan Stanley & Co. International PLC	10/02/15	157,449
USD	1,145,000	BRL	4,661,295	Royal Bank of Scotland PLC	10/02/15	(29,921)
USD	719,500	BRL	2,743,094	UBS AG	10/02/15	28,079
USD	1,080,000	BRL	4,162,860	UBS AG	10/02/15	30,714
USD	747,083	EUR	666,938	Goldman Sachs International	10/02/15	1,820
USD	2,515,000	MXN	42,387,810	Bank of America N.A.	10/02/15	8,011
USD	1,728,000	MXN	28,404,801	Goldman Sachs International	10/02/15	48,023
USD	2,875,000	MXN	48,397,750	JPMorgan Chase Bank N.A.	10/02/15	12,558
USD	2,156,000	MXN	36,111,706	JPMorgan Chase Bank N.A.	10/02/15	20,205
USD	1,797,000	MXN	30,286,489	Morgan Stanley & Co. International PLC	10/02/15	5,732
USD	2,155,000	MXN	36,211,327	Morgan Stanley & Co. International PLC	10/02/15	13,313
USD	2,945,000	MXN	49,452,793	UBS AG	10/02/15	20,158
USD	2,155,000	MXN	35,347,388	UBS AG	10/02/15	64,410
USD	1,777,000	ZAR	24,482,262	BNP Paribas S.A.	10/06/15	12,289
USD	1,777,000	ZAR	24,451,984	BNP Paribas S.A.	10/06/15	14,471
ZAR	14,774,385	USD	1,066,200	BNP Paribas S.A.	10/06/15	(1,244)
ZAR	29,279,146	USD	2,130,000	Citibank N.A.	10/06/15	(19,524)
ZAR	4,941,647	USD	357,800	Credit Suisse International	10/06/15	(1,600)
MYR	4,609,116	USD	1,080,000	JPMorgan Chase Bank N.A.	10/08/15	(32,062)
USD	1,080,000	MYR	4,627,800	Deutsche Bank AG	10/08/15	27,814
CLP	991,730,020	USD	1,439,000	Credit Suisse International	10/13/15	(15,935)
COP	2,261,237,405	USD	719,500	Credit Suisse International	10/13/15	11,684
COP	1,096,560,000	USD	360,000	Royal Bank of Scotland PLC	10/13/15	(5,421)
USD	1,439,000	CLP	975,076,473	BNP Paribas S.A.	10/13/15	39,832

See Consolidated Notes to Financial Statements.

58	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	359,833	COP	1,099,880,950	Credit Suisse International	10/13/15	$4,181
USD	719,667	COP	2,157,344,777	Credit Suisse International	10/13/15	22,077
USD	3,003,695	MXN	50,546,041	Goldman Sachs International	10/13/15	17,063
MXN	115,465,948	USD	6,864,200	Morgan Stanley & Co. International PLC	10/14/15	(42,218)
MXN	54,504,896	USD	3,256,000	Morgan Stanley & Co. International PLC	10/14/15	(35,731)
USD	1,430,200	MXN	24,454,561	Goldman Sachs International	10/14/15	(14,629)
USD	1,447,000	MXN	24,390,921	Goldman Sachs International	10/14/15	5,931
USD	1,811,000	MXN	30,067,779	Goldman Sachs International	10/14/15	34,530
USD	2,173,000	MXN	36,634,846	UBS AG	10/14/15	8,533
USD	1,810,000	MXN	30,340,523	UBS AG	10/14/15	17,415
USD	1,449,000	MXN	23,958,635	UBS AG	10/14/15	33,471
USD	1,457,000	ZAR	20,429,981	BNP Paribas S.A.	10/14/15	(13,535)
USD	1,457,000	ZAR	20,524,176	Citibank N.A.	10/14/15	(20,315)
ZAR	10,166,526	USD	727,000	Citibank N.A.	10/14/15	4,779
ZAR	30,416,140	USD	2,187,000	Morgan Stanley & Co. International PLC	10/14/15	2,331
MXN	37,314,756	USD	2,173,000	Bank of America N.A.	10/15/15	31,445
MXN	24,528,672	USD	1,449,000	Goldman Sachs International	10/15/15	81
MXN	18,398,389	USD	1,086,500	Goldman Sachs International	10/15/15	422
MXN	18,236,100	USD	1,075,000	Goldman Sachs International	10/15/15	2,335
MXN	5,913,643	USD	347,000	JPMorgan Chase Bank N.A.	10/15/15	2,361
MXN	36,833,625	USD	2,175,000	UBS AG	10/15/15	1,022
MYR	5,371,053	USD	1,243,000	JPMorgan Chase Bank N.A.	10/15/15	(22,438)
USD	2,157,000	MXN	36,929,695	Barclays Bank PLC	10/15/15	(24,697)
USD	1,086,500	MXN	18,756,250	Deutsche Bank AG	10/15/15	(21,564)
USD	1,438,000	MXN	24,510,825	Goldman Sachs International	10/15/15	(10,027)
USD	1,086,500	MXN	18,752,564	JPMorgan Chase Bank N.A.	10/15/15	(21,346)
USD	2,173,000	MXN	35,927,296	UBS AG	10/15/15	50,522
COP	2,588,544,000	USD	864,000	Deutsche Bank AG	10/19/15	(27,575)
TRY	6,627,316	USD	2,170,400	Credit Suisse International	10/19/15	6,347
TRY	6,609,820	USD	2,170,000	Deutsche Bank AG	10/19/15	1,000
TRY	5,517,061	USD	1,810,000	JPMorgan Chase Bank N.A.	10/19/15	2,083
USD	864,000	COP	2,642,129,280	Credit Suisse International	10/19/15	10,260
USD	1,447,000	TRY	4,472,214	BNP Paribas S.A.	10/19/15	(21,902)
USD	1,085,400	TRY	3,323,169	BNP Paribas S.A.	10/19/15	(6,097)
USD	1,809,000	TRY	5,462,547	BNP Paribas S.A.	10/19/15	14,823
USD	1,809,000	TRY	5,528,561	Deutsche Bank AG	10/19/15	(6,860)
EUR	3,000,000	USD	3,357,435	Citibank N.A.	10/20/15	(4,206)
EUR	2,261,000	USD	2,478,479	Citibank N.A.	10/20/15	48,738
EUR	4,800,000	USD	5,449,649	Goldman Sachs International	10/20/15	(84,482)
EUR	2,603,000	USD	2,924,965	Goldman Sachs International	10/20/15	(15,480)
EUR	3,600,000	USD	4,033,737	Goldman Sachs International	10/20/15	(9,862)
EUR	1,260,000	USD	1,385,606	Goldman Sachs International	10/20/15	22,751
EUR	13,400,000	USD	15,192,964	HSBC Bank PLC	10/20/15	(215,207)
EUR	9,650,000	USD	11,177,714	Morgan Stanley & Co. International PLC	10/20/15	(391,494)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	59

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,249,000	USD	1,387,358	Morgan Stanley & Co. International PLC	10/20/15	$8,703
EUR	4,067,000	USD	4,501,311	Morgan Stanley & Co. International PLC	10/20/15	44,550
EUR	913,000	USD	1,026,815	Royal Bank of Scotland PLC	10/20/15	(6,315)
EUR	8,655,000	USD	9,669,526	Royal Bank of Scotland PLC	10/20/15	4,540
EUR	5,930,000	USD	6,476,902	Royal Bank of Scotland PLC	10/20/15	151,314
EUR	14,400,000	USD	15,840,704	Royal Bank of Scotland PLC	10/20/15	254,796
EUR	3,498,000	USD	3,857,837	Standard Chartered Bank	10/20/15	52,029
EUR	2,000,000	USD	2,262,489	State Street Bank and Trust Co.	10/20/15	(27,003)
EUR	2,351,000	USD	2,566,142	State Street Bank and Trust Co.	10/20/15	61,672
GBP	1,000,000	USD	1,517,297	Deutsche Bank AG	10/20/15	(4,698)
USD	912,771	AUD	1,221,000	UBS AG	10/20/15	56,710
USD	478,314	CNH	2,993,000	JPMorgan Chase Bank N.A.	10/20/15	9,430
USD	1,160,061	CNH	7,273,000	JPMorgan Chase Bank N.A.	10/20/15	20,672
USD	459,567	CNH	2,873,000	Royal Bank of Scotland PLC	10/20/15	9,483
USD	5,274,075	EUR	4,854,000	Bank of America N.A.	10/20/15	(151,449)
USD	6,293,143	EUR	5,681,000	Goldman Sachs International	10/20/15	(56,755)
USD	826,481	EUR	750,000	Goldman Sachs International	10/20/15	(11,826)
USD	140,538	EUR	125,000	Morgan Stanley & Co. International PLC	10/20/15	820
USD	751,326	EUR	672,000	The Bank of New York Mellon	10/20/15	202
USD	405,860,673	EUR	367,734,000	UBS AG	10/20/15	(5,171,451)
USD	2,708,830	GBP	1,749,000	Barclays Bank PLC	10/20/15	63,293
USD	173,686	GBP	113,000	Commonwealth Bank of Australia	10/20/15	2,762
USD	352,538	GBP	225,000	Goldman Sachs International	10/20/15	12,203
USD	204,078	GBP	131,000	HSBC Bank PLC	10/20/15	5,928
USD	57,518,850	GBP	36,970,000	HSBC Bank PLC	10/20/15	1,598,047
USD	1,965,486	GBP	1,246,000	Morgan Stanley & Co. International PLC	10/20/15	80,787
USD	374,852	GBP	239,000	State Street Bank and Trust Co.	10/20/15	13,341
USD	155,824	GBP	100,000	The Bank of New York Mellon	10/20/15	4,564
USD	2,017,747	GBP	1,307,000	The Bank of New York Mellon	10/20/15	40,779
USD	455,497	HKD	3,533,000	State Street Bank and Trust Co.	10/20/15	(365)
USD	372,558	JPY	44,743,000	Morgan Stanley & Co. International PLC	10/20/15	(501)
USD	6,677,703	MXN	113,225,242	BNP Paribas S.A.	10/20/15	(8,392)
USD	3,929,957	MXN	62,616,000	BNP Paribas S.A.	10/20/15	232,402
USD	6,547,187	MXN	110,343,015	Goldman Sachs International	10/20/15	31,290
USD	1,386,303	MXN	22,312,974	Goldman Sachs International	10/20/15	68,694
USD	1,849,732	MXN	29,750,632	Goldman Sachs International	10/20/15	92,919
USD	2,251,415	MXN	36,221,394	Goldman Sachs International	10/20/15	112,495
CLP	735,726,038	USD	1,077,750	BNP Paribas S.A.	10/21/15	(22,837)
IDR	31,283,910,000	USD	2,159,000	BNP Paribas S.A.	10/21/15	(41,287)
TWD	89,226,550	USD	2,765,000	Morgan Stanley & Co. International PLC	10/21/15	(55,068)
USD	1,077,750	CLP	728,925,435	BNP Paribas S.A.	10/21/15	32,588
USD	1,079,500	IDR	15,928,022,500	Morgan Stanley & Co. International PLC	10/21/15	1,279
USD	1,536,111	TWD	51,313,792	JPMorgan Chase Bank N.A.	10/21/15	(22,359)
USD	1,228,889	TWD	40,479,600	JPMorgan Chase Bank N.A.	10/21/15	(532)

See Consolidated Notes to Financial Statements.

60	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,159,000	USD	2,412,531	UBS AG	10/22/15	$ 749
USD	2,452,516	EUR	2,159,000	Goldman Sachs International	10/22/15	39,236
USD	720,708	KRW	851,134,598	JPMorgan Chase Bank N.A.	10/23/15	3,259
CLP	2,004,576,112	USD	2,884,000	BNP Paribas S.A.	10/26/15	(11,125)
USD	1,442,000	CLP	1,025,730,650	BNP Paribas S.A.	10/26/15	(28,034)
USD	1,442,000	CLP	1,014,793,080	Credit Suisse International	10/26/15	(12,359)
USD	1,802,000	KRW	2,155,192,000	Standard Chartered Bank	10/26/15	(14,474)
USD	388,500	MYR	1,627,621	BNP Paribas S.A.	10/26/15	18,917
USD	1,165,500	MYR	4,986,009	BNP Paribas S.A.	10/26/15	33,330
USD	1,684,000	MYR	7,277,911	Deutsche Bank AG	10/26/15	31,409
TRY	26,480,000	USD	10,948,935	Deutsche Bank AG	10/28/15	(2,277,527)
USD	9,699,634	TRY	26,480,000	BNP Paribas S.A.	10/28/15	1,028,226
USD	404,000	ZAR	5,590,941	BNP Paribas S.A.	10/28/15	2,562
USD	1,419,000	ZAR	19,518,345	BNP Paribas S.A.	10/28/15	17,554
USD	1,421,600	ZAR	19,800,274	Credit Suisse International	10/28/15	(89)
USD	1,791,000	ZAR	24,665,652	JPMorgan Chase Bank N.A.	10/28/15	19,969
ZAR	24,806,799	USD	1,823,000	BNP Paribas S.A.	10/28/15	(41,835)
ZAR	29,505,700	USD	2,135,000	BNP Paribas S.A.	10/28/15	(16,447)
ZAR	14,938,769	USD	1,077,600	Credit Suisse International	10/28/15	(4,974)
IDR	16,084,550,000	USD	1,079,500	BNP Paribas S.A.	10/29/15	5,888
JPY	257,842,387	USD	2,157,000	Credit Suisse International	10/29/15	(6,918)
USD	2,157,000	JPY	260,891,307	Royal Bank of Scotland PLC	10/29/15	(18,506)
USD	927,000	BRL	3,783,551	Royal Bank of Scotland PLC	11/04/15	(15,516)
USD	4,681,518	EUR	4,153,937	Goldman Sachs International	11/16/15	36,477
MYR	2,338,875	USD	567,000	Standard Chartered Bank	11/20/15	(36,722)
USD	567,000	MYR	2,338,875	JPMorgan Chase Bank N.A.	11/20/15	36,722
RUB	51,570,000	USD	750,000	JPMorgan Chase Bank N.A.	11/25/15	25,444
RUB	54,952,500	USD	750,000	JPMorgan Chase Bank N.A.	11/25/15	76,306
USD	750,000	RUB	49,440,000	JPMorgan Chase Bank N.A.	11/25/15	6,584
USD	750,000	RUB	51,765,000	Société Générale	11/25/15	(28,377)
MXN	105,239,744	USD	6,169,500	Citibank N.A.	11/30/15	24,940
MXN	105,244,063	USD	6,169,500	Citibank N.A.	11/30/15	25,195
MXN	210,466,934	USD	12,337,667	Deutsche Bank AG	11/30/15	50,475
MXN	210,415,127	USD	12,338,333	Goldman Sachs International	11/30/15	46,759
USD	37,015,000	MXN	623,776,780	Morgan Stanley & Co. International PLC	11/30/15	299,326
TRY	26,904,000	USD	10,035,062	Deutsche Bank AG	12/02/15	(1,316,569)
USD	746,840	EUR	666,938	Goldman Sachs International	12/02/15	836
USD	9,615,440	TRY	26,904,000	Deutsche Bank AG	12/02/15	896,947
RUB	46,106,000	USD	683,052	Citibank N.A.	12/09/15	6,410
RUB	114,912,691	USD	1,680,010	HSBC Bank PLC	12/09/15	38,375
RUB	113,510,000	USD	1,619,489	Morgan Stanley & Co. International PLC	12/09/15	77,920
USD	204,791	RUB	14,111,119	Deutsche Bank AG	12/09/15	(6,224)
USD	3,809,094	RUB	267,192,729	JPMorgan Chase Bank N.A.	12/09/15	(186,461)
AUD	2,667,109	USD	1,890,000	Goldman Sachs International	12/16/15	(25,814)
CAD	1,610,393	USD	1,230,000	Deutsche Bank AG	12/16/15	(23,655)
CAD	2,018,169	USD	1,537,500	Goldman Sachs International	12/16/15	(25,691)
CAD	2,022,097	USD	1,537,500	Goldman Sachs International	12/16/15	(22,748)
CAD	2,494,356	USD	1,890,000	Goldman Sachs International	12/16/15	(21,479)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	61

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,500,000	GBP	1,837,150	Goldman Sachs International	12/16/15	$ 19,063
EUR	2,780,000	PLN	11,760,796	Goldman Sachs International	12/16/15	22,870
EUR	1,681,821	USD	1,890,000	Goldman Sachs International	12/16/15	(8,150)
EUR	1,550,000	USD	1,736,476	JPMorgan Chase Bank N.A.	12/16/15	(2,125)
EUR	2,790,000	USD	3,130,012	UBS AG	12/16/15	(8,180)
GBP	1,832,925	EUR	2,500,000	Royal Bank of Scotland PLC	12/16/15	(25,452)
GBP	11,350,000	USD	17,209,267	Bank of America N.A.	12/16/15	(44,937)
GBP	5,675,000	USD	8,740,635	Deutsche Bank AG	12/16/15	(158,470)
GBP	5,675,000	USD	8,741,316	Goldman Sachs International	12/16/15	(159,151)
GBP	1,231,445	USD	1,890,000	Goldman Sachs International	12/16/15	(27,715)
GBP	12,380,000	USD	18,836,876	UBS AG	12/16/15	(114,901)
GBP	12,380,000	USD	18,836,876	UBS AG	12/16/15	(114,901)
JPY	150,006,315	USD	1,245,000	Bank of America N.A.	12/16/15	7,215
JPY	197,423,407	USD	1,650,000	BNP Paribas S.A.	12/16/15	(1,959)
JPY	89,638,575	USD	750,000	BNP Paribas S.A.	12/16/15	(1,720)
JPY	186,631,470	USD	1,550,000	Citibank N.A.	12/16/15	7,953
JPY	187,855,818	USD	1,555,000	Goldman Sachs International	12/16/15	13,173
MXN	577,604,115	USD	34,870,000	Deutsche Bank AG	12/16/15	(916,404)
MXN	624,480,065	USD	37,015,000	Morgan Stanley & Co. International PLC	12/16/15	(305,871)
NOK	12,883,556	USD	1,550,000	Morgan Stanley & Co. International PLC	12/16/15	(38,516)
NOK	5,806,025	USD	700,000	Royal Bank of Scotland PLC	12/16/15	(18,844)
PLN	5,183,835	EUR	1,230,000	BNP Paribas S.A.	12/16/15	(15,286)
PLN	6,556,500	EUR	1,550,000	Goldman Sachs International	12/16/15	(12,956)
SGD	2,512,764	USD	1,800,000	JPMorgan Chase Bank N.A.	12/16/15	(38,903)
USD	35,936,386	AUD	51,535,000	Bank of America N.A.	12/16/15	(84,198)
USD	1,890,000	AUD	2,650,871	JPMorgan Chase Bank N.A.	12/16/15	37,163
USD	1,235,000	CAD	1,613,187	Citibank N.A.	12/16/15	26,563
USD	1,890,000	CAD	2,496,106	Royal Bank of Canada	12/16/15	20,168
USD	1,555,000	CAD	2,043,794	Royal Bank of Canada	12/16/15	23,995
USD	1,515,000	CAD	1,989,642	Toronto-Dominion Bank	12/16/15	24,560
USD	709,459	EUR	633,000	Commonwealth Bank of Australia	12/16/15	1,172
USD	3,122,540	EUR	2,790,000	Goldman Sachs International	12/16/15	708
USD	1,890,000	EUR	1,677,776	Royal Bank of Canada	12/16/15	12,675
USD	1,750,269	EUR	1,550,000	State Street Bank and Trust Co.	12/16/15	15,918
USD	7,372,038	GBP	4,779,000	Bank of America N.A.	12/16/15	144,872
USD	38,401,027	GBP	24,760,000	Goldman Sachs International	12/16/15	957,078
USD	1,890,000	GBP	1,227,400	Morgan Stanley & Co. International PLC	12/16/15	33,833
USD	17,604,985	GBP	11,350,000	Morgan Stanley & Co. International PLC	12/16/15	440,655
USD	768,333	JPY	92,256,856	Bank of America N.A.	12/16/15	(1,804)
USD	1,650,000	JPY	197,737,650	BNP Paribas S.A.	12/16/15	(665)
USD	1,245,000	JPY	149,280,480	Commonwealth Bank of Australia	12/16/15	(1,156)
USD	1,550,000	JPY	186,339,605	Deutsche Bank AG	12/16/15	(5,516)
USD	1,536,667	JPY	184,237,113	Deutsche Bank AG	12/16/15	(1,299)
USD	49,170,000	MXN	830,531,552	JPMorgan Chase Bank N.A.	12/16/15	348,441

See Consolidated Notes to Financial Statements.

62	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,715,000	MXN	376,959,082	Morgan Stanley & Co. International PLC	12/16/15	$ 556,023
USD	750,000	NOK	6,237,844	Morgan Stanley & Co. International PLC	12/16/15	18,184
USD	750,000	NOK	6,218,486	Morgan Stanley & Co. International PLC	12/16/15	20,455
USD	750,000	NOK	6,238,640	State Street Bank and Trust Co.	12/16/15	18,090
USD	1,800,000	SGD	2,521,596	HSBC Bank PLC	12/16/15	32,713
TRY	42,750,000	USD	16,327,388	Deutsche Bank AG	2/02/16	(2,736,628)
TRY	32,390,000	USD	12,357,407	Deutsche Bank AG	2/02/16	(2,060,221)
USD	3,624,884	TRY	10,283,432	Deutsche Bank AG	2/02/16	355,652
USD	22,857,746	TRY	64,856,568	Deutsche Bank AG	2/02/16	2,239,031
CNY	27,955,200	USD	4,200,000	HSBC Bank PLC	2/26/16	152,810
CNY	19,741,500	USD	3,000,000	JPMorgan Chase Bank N.A.	2/26/16	73,882
USD	3,000,000	CNY	19,741,500	HSBC Bank PLC	2/26/16	(73,882)
USD	2,907,692	CNY	19,129,708	HSBC Bank PLC	2/26/16	(70,930)
USD	1,292,308	CNY	8,564,123	HSBC Bank PLC	2/26/16	(41,183)
CNH	101,656,000	USD	15,520,000	Bank of America N.A.	3/02/16	193,885
USD	15,520,000	CNH	101,656,000	Standard Chartered Bank	3/02/16	(193,885)
CNY	18,361,000	USD	2,800,000	HSBC Bank PLC	3/10/16	56,921
USD	2,800,000	CNY	18,362,400	JPMorgan Chase Bank N.A.	3/10/16	(57,139)
Total						$(4,641,866)

OTC Barrier Options Purchased
Description	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
EUR Currency	Deutsche Bank AG	10/09/15	USD	1.09	USD	1.04	EUR	8,000	$3,170
AUD Currency	Deutsche Bank AG	11/20/15		—	USD	0.70	USD	300	136,269
AUD Currency	Morgan Stanley & Co. International PLC	12/21/15		—	USD	0.70	USD	600	274,175
Total									$413,614

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Goldman Sachs International	10/08/15	BRL	3.75	USD	3,117	$196,396
USD Currency	Call	HSBC Bank PLC	10/08/15	TWD	32.00	USD	3,000	96,663
USD Currency	Call	Morgan Stanley & Co. International PLC	10/08/15	BRL	3.55	USD	3,117	349,042
USD Currency	Call	Standard Chartered Bank	10/08/15	TWD	31.50	USD	15,780	744,784
USD Currency	Call	HSBC Bank PLC	10/09/15	JPY	121.50	USD	5,392	10,324
USD Currency	Call	Deutsche Bank AG	10/30/15	CAD	1.28	USD	15,460	694,438
USD Currency	Call	Deutsche Bank AG	10/30/15	KRW	1,180.00	USD	3,503	56,792
USD Currency	Call	JPMorgan Chase Bank N.A.	11/02/15	KRW	1,195.00	USD	4,567	50,625
USD Currency	Call	Standard Chartered Bank	11/13/15	CNY	6.50	USD	3,108	10,633
USD Currency	Call	Bank of America N.A.	11/26/15	CNH	6.55	USD	7,600	38,321
USD Currency	Call	HSBC Bank PLC	11/26/15	CNH	6.55	USD	7,630	38,473
USD Currency	Call	Morgan Stanley & Co. International PLC	12/11/15	BRL	4.00	USD	2,290	124,594
USD Currency	Call	BNP Paribas S.A.	12/15/15	CNH	6.54	USD	3,108	21,616

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	63

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Deutsche Bank AG	2/05/16	CNY	6.45	USD	16,000	$204,942
USD Currency	Call	HSBC Bank PLC	2/05/16	CNY	6.70	USD	8,000	50,373
USD Currency	Call	Bank of America N.A.	2/29/16	CNH	6.55	USD	77,630	1,019,670
USD Currency	Call	Royal Bank of Scotland PLC	8/09/16	CHF	1.04	USD	38,120	501,339
USD Currency	Call	BNP Paribas S.A.	8/15/16	SAR	3.79	USD	26,190	184,778
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	37,400	283,193
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	37,440	283,496
USD Currency	Call	BNP Paribas S.A.	9/20/16	SAR	3.77	USD	8,000	71,813
EUR Currency	Call	HSBC Bank PLC	9/27/16	CHF	1.15	EUR	12,000	132,056
EUR Currency	Put	BNP Paribas S.A.	10/09/15	USD	1.04	EUR	18,130	6
EUR Currency	Put	BNP Paribas S.A.	10/09/15	USD	1.12	EUR	11,805	72,565
EUR Currency	Put	BNP Paribas S.A.	10/09/15	USD	1.07	EUR	4,315	145
EUR Currency	Put	Deutsche Bank AG	10/09/15	USD	1.07	EUR	6,925	233
EUR Currency	Put	JPMorgan Chase Bank N.A.	10/09/15	USD	1.08	EUR	18,130	4,372
EUR Currency	Put	JPMorgan Chase Bank N.A.	10/09/15	USD	1.07	EUR	565	19
EUR Currency	Put	Deutsche Bank AG	10/12/15	USD	1.11	EUR	5,759	29,621
USD Currency	Put	Goldman Sachs International	10/26/15	MXN	17.00	USD	3,800	68,626
USD Currency	Put	HSBC Bank PLC	10/29/15	CAD	1.28	USD	8,000	4,780
EUR Currency	Put	BNP Paribas S.A.	11/02/15	USD	1.10	EUR	3,715	27,073
USD Currency	Put	HSBC Bank PLC	11/06/15	ZAR	13.25	USD	3,070	15,746
USD Currency	Put	JPMorgan Chase Bank N.A.	11/18/15	MYR	4.13	USD	3,108	7,794
USD Currency	Put	Deutsche Bank AG	11/27/15	ZAR	13.50	USD	3,447	45,650
Total								$5,440,991

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Call	10/02/15	USD	201.00	242	$242
E-Mini S&P 500 Index Futures	Call	10/16/15	USD	2,000.00	160	28,400
E-Mini S&P 500 Index Futures	Call	10/16/15	USD	2,050.00	110	3,025
iShares China Large-Cap ETF	Call	12/18/15	USD	49.00	961	6,727
SPDR Gold Shares[1]	Call	12/18/15	USD	113.00	6,300	859,950
SPDR Gold Shares[1]	Call	12/18/15	USD	112.00	4,000	638,000
Barrick Gold Corp.	Call	1/15/16	USD	20.00	2,000	4,000
Barrick Gold Corp.	Call	1/15/16	USD	12.00	230	1,610
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	85.00	4,971	442,419
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	86.00	306	20,502
iShares iBoxx $ High Yield Corporate Bond ETF	Call	1/15/16	USD	83.00	151	25,066
SPDR S&P 500 ETF Trust	Call	1/15/16	USD	210.00	1,212	103,020
SPDR S&P 500 ETF Trust	Put	10/02/15	USD	185.00	455	80,990
PowerShares QQQ Trust, Series 1	Put	10/09/15	USD	99.00	243	31,347
ConocoPhillips Co.	Put	10/16/15	USD	45.00	607	38,241
Energy Select Sector SPDR Fund	Put	10/16/15	USD	60.00	608	72,960
Euro Dollar 90-Day Futures	Put	12/11/15	USD	98.50	550	10,313
Euro Dollar 90-Day Futures	Put	12/11/15	USD	98.25	255	1,594
Euro Dollar 90-Day Futures	Put	12/14/15	USD	99.50	1,900	71,250
Volkswagen AG	Put	12/18/15	EUR	150.00	283	1,666,194
Euro Dollar 90-Day Futures	Put	3/14/16	USD	98.50	755	103,813
Euro Dollar 90-Day Futures	Put	3/14/16	USD	99.00	755	9,438
Euro Dollar 90-Day Futures	Put	6/10/16	USD	97.75	3,026	718,675
Euro Dollar 90-Day Futures	Put	6/10/16	USD	97.63	3,026	548,463
Total						$5,486,239

[1]	Security is held by a wholly owned subsidiary. See Note 1 of the Consolidated Notes to Financial Statements for details on the wholly owned subsidiary.

See Consolidated Notes to Financial Statements.

64	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

OTC Credit Default Swaptions Purchased
Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Value
Sold protection on
5-Year Credit Default					iTraxx Crossover
Swaps	Citibank N.A.	Put	400.00%	Receive	Series 24 Version 1	B+	11/18/15	EUR	14,300	$240,819

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.92%	Receive	3-month KRW Certificate of Deposit	11/09/15	KRW10,139,328		$70,696
30-Year Interest Rate Swap	Barclays Bank PLC	Put	3.05%	Pay	3-month LIBOR	11/27/15	USD	56,155	151,420
Total									$222,116

OTC Barrier Options Written
Description	Counterparty	Expiration Date	Strike Price	Barrier Price		Notional Amount (000)		Value
AUD Currency	BNP Paribas S.A.	11/20/15	—	USD	0.70	USD	300	$(136,269)
AUD Currency	Deutsche Bank AG	12/21/15	—	USD	0.70	USD	600	(274,175)
Total								$(410,444)

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
iShares China Large-Cap ETF	Call	12/18/15	USD	55.00	961	$(5,766)
Euro Dollar 90-Day Futures	Put	12/14/15	USD	99.38	400	(2,500)
Euro Dollar 90-Day Futures	Put	12/14/15	USD	99.13	531	(3,319)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	12/18/15	USD	90.00	307	(270,160)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	1/15/16	USD	80.00	457	(90,715)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	1/15/16	USD	75.00	4,971	(420,050)
Euro Dollar 90-Day Futures	Put	3/14/16	USD	98.75	1,510	(453,000)
Euro Dollar 90-Day Futures	Put	6/10/16	USD	98.00	3,026	(1,210,400)
Total						$(2,455,910)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	BNP Paribas S.A.	10/08/15	TWD	32.00	USD	3,000	$(96,663)
USD Currency	Call	Goldman Sachs International	10/08/15	BRL	3.55	USD	3,117	(348,136)
USD Currency	Call	HSBC Bank PLC	10/08/15	TWD	31.50	USD	15,780	(744,784)
USD Currency	Call	Morgan Stanley & Co. International PLC	10/08/15	BRL	3.75	USD	3,117	(197,294)
USD Currency	Call	JPMorgan Chase Bank N.A.	10/26/15	ZAR	13.25	USD	2,233	(110,481)
USD Currency	Call	Bank of America N.A.	10/30/15	CAD	1.28	USD	4,140	(185,962)
USD Currency	Call	BNP Paribas S.A.	10/30/15	KRW	1,210.00	USD	5,059	(33,163)
USD Currency	Call	BNP Paribas S.A.	10/30/15	CAD	1.28	USD	11,320	(508,476)
USD Currency	Call	JPMorgan Chase Bank N.A.	11/02/15	KRW	1,235.00	USD	4,567	(15,227)
USD Currency	Call	HSBC Bank PLC	11/06/15	ZAR	14.77	USD	2,302	(17,298)
USD Currency	Call	HSBC Bank PLC	11/09/15	BRL	3.60	USD	927	(103,374)
USD Currency	Call	Standard Chartered Bank	11/13/15	CNY	6.80	USD	4,662	(2,000)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	65

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Standard Chartered Bank	11/18/15	MYR	4.13	USD	3,108	$ (196,575)
USD Currency	Call	Bank of America N.A.	11/26/15	CNH	6.88	USD	11,400	(14,724)
USD Currency	Call	HSBC Bank PLC	11/26/15	CNH	6.88	USD	11,440	(14,776)
USD Currency	Call	Deutsche Bank AG	11/27/15	ZAR	14.75	USD	2,758	(36,147)
		Morgan Stanley & Co.
USD Currency	Call	International PLC	12/11/15	BRL	4.25	USD	3,435	(102,449)
USD Currency	Call	BNP Paribas S.A.	12/15/15	CNY	6.80	USD	4,662	(9,428)
USD Currency	Call	Deutsche Bank AG	2/05/16	CNY	6.70	USD	24,000	(152,964)
USD Currency	Call	Bank of America N.A.	2/29/16	CNH	6.88	USD	77,630	(527,822)
EUR Currency	Put	BNP Paribas S.A.	10/09/15	USD	1.07	EUR	11,805	(397)
EUR Currency	Put	BNP Paribas S.A.	10/09/15	USD	1.08	EUR	18,130	(4,372)
EUR Currency	Put	Deutsche Bank AG	10/09/15	USD	1.12	EUR	4,980	(30,612)
EUR Currency	Put	JPMorgan Chase Bank N.A.	10/09/15	USD	1.12	EUR	6,825	(41,953)
EUR Currency	Put	JPMorgan Chase Bank N.A.	10/09/15	USD	1.04	EUR	18,130	(6)
USD Currency	Put	Goldman Sachs International	10/26/15	MXN	16.50	USD	5,700	(29,883)
EUR Currency	Put	BNP Paribas S.A.	11/02/15	USD	1.05	EUR	5,573	(3,721)
USD Currency	Put	JPMorgan Chase Bank N.A.	11/02/15	KRW	1,145.00	USD	4,567	(11,915)
USD Currency	Put	Standard Chartered Bank	11/18/15	MYR	4.13	USD	3,108	(7,794)
Total								$(3,548,396)

OTC Credit Default Swaptions Written

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	500.00%	Pay	iTraxx Crossover Series 24 Version 1	11/18/15	EUR	14,300	$(81,007)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.63%	Pay	3-month KRW Certificate of Deposit	11/09/15	KRW	10,139,328	$(24,235)
Total									$(24,235)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 22 Version 1	5.00%	12/20/19	EUR	14,900	$1,583,059
iTraxx Sub Financials Series 22 Version 1	1.00%	12/20/19	EUR	6,720	16,281
CDX.NA.HY Series 24 Version 2	5.00%	6/20/20	USD	4,752	(15,889)
iTraxx Crossover Series 24 Version 1	5.00%	12/20/20	EUR	13,700	13,323
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	USD	72,560	(398,057)
Total					$1,198,717

See Consolidated Notes to Financial Statements.

66	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx Crossover Series 21 Version 1	5.00%	6/20/19	BB-	EUR	3,080	$(117,119)
iTraxx Europe Series 21 Version 1	1.00%	6/20/19	BBB+	EUR	1,445	(5,197)
iTraxx Crossover Series 23 Version 1	5.00%	6/20/20	B+	EUR	9,140	(243,745)
iTraxx Europe Series 23 Version 1	1.00%	6/20/20	BBB+	EUR	2,628	(32,354)
Total						$(398,415)

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	12,695	$ (11,215)
1.26%[1]	3-month LIBOR	1/12/16[2]	1/12/17	USD	283,520	(1,749,253)
0.77%[3]	3-month Canadian Bankers Acceptances	N/A	7/24/17	CAD	39,400	(7,336)
1.95%[3]	3-month LIBOR	9/05/17[2]	9/05/19	USD	386,010	2,391,303
1.89%[3]	3-month LIBOR	9/15/17[2]	9/15/19	USD	194,110	923,617
1.78%[1]	3-month LIBOR	N/A	7/14/20	USD	13,340	(308,540)
1.21%[1]	3-month Canadian Bankers Acceptances	N/A	7/24/20	CAD	16,000	(46,155)
2.26%[1]	3-month LIBOR	N/A	8/20/25	USD	5,320	(137,754)
2.26%[1]	3-month LIBOR	N/A	8/20/25	USD	1,330	(34,687)
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	2,360	32,192
2.24%[1]	3-month LIBOR	N/A	9/10/25	USD	1,800	(40,927)
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	1,800	(46,171)
2.71%[1]	3-month LIBOR	9/05/17[2]	9/05/27	USD	86,455	(2,043,251)
2.67%[1]	3-month LIBOR	9/15/17[2]	9/15/27	USD	43,675	(843,041)
2.52%[1]	3-month LIBOR	10/01/15[2]	10/01/45	USD	7,240	9,891
Total						$(1,911,327)

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Master Portfolio pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	$(17,981)	$ 47,737	$ (65,718)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	2,830	39,872	29,069	10,803
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	5,750	(62,987)	(13,447)	(49,540)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	3,800	(104,834)	202,984	(307,818)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	2,000	(25,836)	110,426	(136,262)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	103,800	(1,149,465)	(4,242)	(1,145,223)
Energias de Portugal SA	5.00%	Citibank N.A.	9/20/17	EUR	809	(77,556)	(94,352)	16,796
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	(46,850)	181,893	(228,743)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	3,780	(251,986)	292,911	(544,897)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	2,530	(8,766)	24,748	(33,514)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	2,740	(9,494)	30,355	(39,849)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,735	(9,476)	23,264	(32,740)
Bayerische Motoren Werke AG	1.00%	Citibank N.A.	12/20/18	EUR	900	(114)	(533)	419

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	67

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Financials Series 20 Version 1	1.00%	Barclays Bank PLC	12/20/18	EUR	1,450	$(19,202)	$(6,243)	$ (12,959)
iTraxx Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	3,120	(41,317)	(13,169)	(28,148)
Federative Republic of Brazil	1.00%	Bank of America N.A.	6/20/19	USD	1,187	155,107	34,643	120,464
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/19	USD	1,155	150,926	39,200	111,726
GDF Suez	1.00%	Bank of America N.A.	6/20/19	EUR	795	(18,709)	(19,816)	1,107
GDF Suez	1.00%	Citibank N.A.	6/20/19	EUR	455	(10,708)	(10,382)	(326)
GDF Suez	1.00%	Deutsche Bank AG	6/20/19	EUR	450	(10,590)	(11,217)	627
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,690	(31,868)	(23,579)	(8,289)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,690	(31,868)	(23,070)	(8,798)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	2,555	(30,282)	(23,684)	(6,598)
iTraxx Financials Series 21 Version 1	1.00%	Citibank N.A.	6/20/19	EUR	810	(10,966)	(9,344)	(1,622)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	875	13,461	20,465	(7,004)
Arrow Electronics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(15,531)	(8,392)	(7,139)
Avnet, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(11,301)	(3,408)	(7,893)
CBS Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(6,739)	(13,925)	7,186
Computer Sciences Corp.	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(176,740)	(181,042)	4,302
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	330	1,116	2,628	(1,512)
Deutsche Lufthansa AG	1.00%	Barclays Bank PLC	3/20/20	EUR	330	1,116	2,628	(1,512)
Expedia, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(9,453)	(2,912)	(6,541)
FirstEnergy Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(4,390)	7,408	(11,798)
Ford Motor Co.	5.00%	Barclays Bank PLC	3/20/20	USD	1,000	(163,337)	(192,437)	29,100
Gap, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	2,335	2,558	(223)
International Paper Co.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(12,654)	(8,893)	(3,761)
Meadwestvaco Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(34,240)	(5,437)	(28,803)
Pitney Bowes, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	6,810	(2,898)	9,708
Quest Diagnostics, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(11,719)	3,498	(15,217)
Staples, Inc.	1.00%	Morgan Stanley Capital Services LLC	3/20/20	USD	3,500	85,760	100,652	(14,892)
Transocean, Inc.	5.00%	Barclays Bank PLC	3/20/20	USD	2,600	449,339	306,278	143,061
Xerox Corp.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	8,751	(5,862)	14,613
YUM! Brands, Inc.	1.00%	Barclays Bank PLC	3/20/20	USD	1,000	(7,769)	(4,590)	(3,179)
Boyd Gaming Corp.	5.00%	Citibank N.A.	6/20/20	USD	1,300	(125,455)	(69,107)	(56,348)
Boyd Gaming Corp.	5.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	1,200	(115,805)	(69,352)	(46,453)
Marks & Spencer PLC	1.00%	Bank of America N.A.	6/20/20	EUR	670	(997)	(6,629)	5,632
Marks & Spencer PLC	1.00%	Citibank N.A.	6/20/20	EUR	515	(767)	(4,824)	4,057
Marks & Spencer PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/20	EUR	670	(996)	(7,393)	6,397
Marks & Spencer PLC	1.00%	Morgan Stanley Capital Services LLC	6/20/20	EUR	335	(498)	(3,697)	3,199
Numericable-SFR SAS	5.00%	Credit Suisse International	6/20/20	EUR	550	(46,001)	(48,328)	2,327
Time Warner Cable, Inc.	1.00%	Citibank N.A.	6/20/20	USD	1,500	16,799	54,301	(37,502)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	7,452	244,189	61,956	182,233
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/20	EUR	260	(1,107)	(1,800)	693
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/20	EUR	100	(637)	(848)	211
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	370	(1,576)	(2,189)	613
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	340	(1,448)	(326)	(1,122)
Vodafone Group PLC	1.00%	Citibank N.A.	6/20/20	EUR	80	(463)	(801)	338
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	450	(1,916)	(2,664)	748
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	280	(1,192)	(1,364)	172

See Consolidated Notes to Financial Statements.

68	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	210	$(895)	$(1,034)	$ 139
Vodafone Group PLC	1.00%	Credit Suisse International	6/20/20	EUR	130	(554)	(640)	86
Abengoa SA	5.00%	Barclays Bank PLC	9/20/20	EUR	140	107,873	102,989	4,884
Abengoa SA	5.00%	Barclays Bank PLC	9/20/20	EUR	140	107,872	104,524	3,348
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	335	258,123	257,318	805
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	225	173,367	175,293	(1,926)
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	122	94,004	71,753	22,251
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	72	55,477	42,346	13,131
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	8	6,164	4,705	1,459
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	4	3,082	2,353	729
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	226	174,137	135,333	38,804
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	145	111,725	82,726	28,999
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	140	107,872	106,001	1,871
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	90	69,347	51,347	18,000
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	80	61,641	46,196	15,445
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	14	10,788	8,384	2,404
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	8	6,164	4,620	1,544
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	EUR	145	111,725	81,960	29,765
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	EUR	145	111,725	82,726	28,999
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	EUR	145	111,725	82,726	28,999
Abengoa SA	5.00%	Morgan Stanley & Co. International PLC	9/20/20	EUR	75	57,788	43,593	14,195
Abengoa SA	5.00%	Morgan Stanley & Co. International PLC	9/20/20	EUR	75	57,789	44,768	13,021
BYD Co. Ltd.	5.00%	Citibank N.A.	9/20/20	USD	1,160	(107,031)	(113,850)	6,819
Fortum Oyj	1.00%	Bank of America N.A.	9/20/20	EUR	750	(8,168)	(16,347)	8,179
Fortum Oyj	1.00%	Barclays Bank PLC	9/20/20	EUR	950	(10,347)	(21,643)	11,296
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	9/20/20	EUR	100	1,242	(10,292)	11,534
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	9/20/20	EUR	10	124	(1,029)	1,153
Republic of Korea	1.00%	BNP Paribas S.A.	9/20/20	USD	2,083	(22,146)	(47,772)	25,626
Republic of Korea	1.00%	BNP Paribas S.A.	9/20/20	USD	500	(5,315)	(11,471)	6,156
Republic of Korea	1.00%	BNP Paribas S.A.	9/20/20	USD	417	(4,430)	(9,643)	5,213
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	7,452	273,956	93,237	180,719
Australia and New Zealand Banking Group Ltd.	1.00%	Goldman Sachs International	12/20/20	USD	42,133	(10,992)	(247,452)	236,460
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	4,685	(1,223)	(17,952)	16,729
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	4,252	(1,096)	(12,546)	11,450
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(315)	(5,871)	5,556
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(208)	(4,269)	4,061
Boeing Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(46,466)	(44,224)	(2,242)
Boeing Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(46,467)	(43,637)	(2,830)
Boyd Gaming Corp.	5.00%	BNP Paribas S.A.	12/20/20	USD	1,000	(85,892)	(80,518)	(5,374)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	800	(68,713)	(64,414)	(4,299)
Boyd Gaming Corp.	5.00%	Citibank N.A.	12/20/20	USD	500	(43,997)	(40,378)	(3,619)
Carlsberg Breweries A/S	1.00%	Goldman Sachs International	12/20/20	EUR	150	865	687	178

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	69

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Caterpillar, Inc.	1.00%	Barclays Bank PLC	12/20/20	USD	1,200	$(5,517)	$(16,892)	$ 11,375
Caterpillar, Inc.	1.00%	Barclays Bank PLC	12/20/20	USD	1,200	(5,184)	(15,036)	9,852
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(1,867)	(4,406)	2,539
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	692	(16,700)	(18,542)	1,842
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	692	(16,700)	(18,009)	1,309
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	617	(14,897)	(16,042)	1,145
Dow Chemical Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	16,025	1,341	14,684
EI du Pont de Nemours & Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(9,442)	(18,348)	8,906
EI du Pont de Nemours & Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(9,442)	(16,544)	7,102
Expedia, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(357)	1,341	(1,698)
Expedia, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	(357)	3,096	(3,453)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	USD	720	47,163	47,709	(546)
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	1,090	71,462	65,046	6,416
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	727	47,642	48,827	(1,185)
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	1,200	(10,345)	(14,124)	3,779
Halliburton Co.	1.00%	Barclays Bank PLC	12/20/20	USD	1,200	(10,345)	(11,729)	1,384
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	16,400	(22,214)	(63,341)	41,127
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	9,360	(12,679)	(30,806)	18,127
Ladbrokes PLC	1.00%	Citibank N.A.	12/20/20	EUR	210	20,154	15,701	4,453
Louis Dreyfus Commodities BV	5.00%	Citibank N.A.	12/20/20	EUR	150	2,995	1,825	1,170
Louis Dreyfus Commodities BV	5.00%	Citibank N.A.	12/20/20	EUR	34	679	414	265
Louis Dreyfus Commodities BV	5.00%	Goldman Sachs International	12/20/20	EUR	120	2,415	(7,212)	9,627
Occidental Petroleum Co.	1.00%	Credit Suisse International	12/20/20	USD	1,200	709	(5,753)	6,462
Pernod-Ricard SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	700	(3,064)	(6,720)	3,656
Rallye SA	5.00%	Goldman Sachs International	12/20/20	EUR	350	52,958	57,132	(4,174)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	1,572	(14,342)	(20,116)	5,774
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	1,428	(13,037)	(18,285)	5,248
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	526	(4,805)	(6,739)	1,934
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	498	(4,540)	(5,892)	1,352
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	498	(4,540)	(5,892)	1,352
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	479	(4,367)	(6,125)	1,758
Solvay SA	1.00%	Bank of America N.A.	12/20/20	EUR	350	(3,379)	(2,521)	(858)
Solvay SA	1.00%	Citibank N.A.	12/20/20	EUR	350	(3,336)	(2,172)	(1,164)
Solvay SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	210	(2,008)	(1,183)	(825)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	4,410	148,640	123,080	25,560
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	7,440	250,767	88,713	162,054
Standard Chartered PLC	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	2,290	77,114	65,157	11,957
Unitymedia Hessen GmbH & Co. KG	5.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	690	(72,510)	(73,577)	1,067
Volkswagen AG	1.00%	Citibank N.A.	12/20/20	EUR	500	51,575	32,413	19,162
Yum! Brands, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	1,530	4,275	(2,745)
Yum! Brands, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,200	1,530	7,201	(5,671)
Total						$589,699	$1,665,274	$(1,075,575)

See Consolidated Notes to Financial Statements.

70	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Noble Group Ltd.	5.00%	BNP Paribas S.A.	3/20/16	BBB-	USD	1,053	$ (48,752)	$ (22,549)	$ (26,203)
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	2,000	(4,044)	(91,372)	87,328
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	15,209	(9,762)	24,971
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	2,200	(4,449)	(61,577)	57,128
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	103,800	1,149,464	40,332	1,109,132
Glencore International AG	5.00%	JPMorgan Chase Bank N.A.	12/20/17	BBB	EUR	350	(64,758)	(22,577)	(42,181)
Abengoa SA	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	135	(88,381)	(10,613)	(77,768)
Abengoa SA	5.00%	Credit Suisse International	3/20/18	B+	EUR	200	(130,934)	(15,722)	(115,212)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	4,500	49,802	(145,142)	194,944
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	37	289	(1,470)	1,759
Bayerische Landesbank Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	790	6,515	1,715	4,800
iTraxx Sub Financials Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	1,160	163,699	190,397	(26,698)
iTraxx Sub Financials Series 20 Version 1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	1,660	234,258	270,002	(35,744)
iTraxx Sub Financials Series 20 Version 1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	830	117,129	135,617	(18,488)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	15,140	35,629	(20,489)
CNH Industrial NV	5.00%	Citibank N.A.	3/20/19	BB+	EUR	240	15,140	36,321	(21,181)
Astaldi SpA	5.00%	Goldman Sachs International	6/20/19	B+	EUR	73	646	2,217	(1,571)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	350	(89,147)	(8,157)	(80,990)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	140	(23,648)	(9,763)	(13,885)
ArcelorMittal	1.00%	Barclays Bank PLC	9/20/19	BB	EUR	135	(22,804)	(9,810)	(12,994)
ArcelorMittal	1.00%	Citibank N.A.	9/20/19	BB	EUR	270	(45,607)	(19,366)	(26,241)
ArcelorMittal	1.00%	Credit Suisse International	9/20/19	BB	EUR	270	(45,607)	(18,827)	(26,780)
Abengoa SA	5.00%	Citibank N.A.	12/20/19	B+	EUR	5	(3,345)	(809)	(2,536)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	145	(107,653)	(33,029)	(74,624)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	105	(77,955)	(20,029)	(57,926)
Abengoa SA	5.00%	Credit Suisse International	12/20/19	B+	EUR	100	(74,243)	(24,252)	(49,991)
Altice Finco SA	5.00%	Citibank N.A.	12/20/19	B-	EUR	120	7,206	1,575	5,631
ArcelorMittal	1.00%	Citibank N.A.	12/20/19	BB	EUR	245	(44,738)	(16,919)	(27,819)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB-	USD	1,533	(87,640)	(50,895)	(36,745)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	720	(211,048)	(49,060)	(161,988)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	595	(174,408)	(39,208)	(135,200)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	595	(174,407)	(38,274)	(136,133)
Abengoa SA	5.00%	Barclays Bank PLC	3/20/20	B+	EUR	450	(338,212)	(65,550)	(272,662)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	B+	EUR	270	(202,927)	(32,684)	(170,243)
Abengoa SA	5.00%	Goldman Sachs International	3/20/20	B+	EUR	180	(135,285)	(21,790)	(113,495)
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	BBB+	USD	2,510	(69,688)	(97,007)	27,319
Chesapeake Energy Corp.	5.00%	Morgan Stanley Capital Services LLC	3/20/20	BB+	USD	500	(113,239)	32,647	(145,886)
Chesapeake Energy Corp.	5.00%	Morgan Stanley Capital Services LLC	3/20/20	BB+	USD	307	(69,529)	20,765	(90,294)
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	575	(15,940)	49,685	(65,625)
Novo Banco SA	5.00%	BNP Paribas S.A.	3/20/20	Not Rated	EUR	575	(15,940)	49,876	(65,816)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	3,300	(1,007,691)	(745,929)	(261,762)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	1,100	(335,896)	(212,657)	(123,239)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	700	(213,753)	(124,618)	(89,135)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	71

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Barclays Bank PLC	3/20/20	BB+	USD	500	$(152,681)	$(100,691)	$ (51,990)
Transocean, Inc.	1.00%	Goldman Sachs International	3/20/20	BB+	USD	1,100	(335,897)	(303,593)	(32,304)
Abengoa SA	5.00%	Barclays Bank PLC	6/20/20	B+	EUR	180	(136,976)	(35,792)	(101,184)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	360	(273,952)	(70,689)	(203,263)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	190	(144,586)	(31,775)	(112,811)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	127	(96,391)	(20,873)	(75,518)
Abengoa SA	5.00%	BNP Paribas S.A.	6/20/20	B+	EUR	90	(68,488)	(17,673)	(50,815)
Abengoa SA	5.00%	Citibank N.A.	6/20/20	B+	EUR	180	(136,976)	(34,880)	(102,096)
Abengoa SA	5.00%	Credit Suisse International	6/20/20	B+	EUR	180	(136,976)	(36,238)	(100,738)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B+	EUR	450	(342,440)	(64,959)	(277,481)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B+	EUR	180	(136,976)	(35,792)	(101,184)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B+	EUR	180	(136,976)	(34,880)	(102,096)
Abengoa SA	5.00%	Goldman Sachs International	6/20/20	B+	EUR	90	(68,488)	(17,749)	(50,739)
Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	8,770	24,377	46,142	(21,765)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	7,452	(244,189)	(71,815)	(172,374)
Vodafone Group PLC	1.00%	Goldman Sachs International	6/20/20	BBB+	EUR	700	2,981	5,279	(2,298)
Vougeot Bidco PLC	5.00%	Credit Suisse International	6/20/20	B	EUR	680	52,085	75,400	(23,315)
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	B+	EUR	100	(77,052)	(18,775)	(58,277)
Abengoa SA	5.00%	JPMorgan Chase Bank N.A.	9/20/20	B+	EUR	100	(77,052)	(19,460)	(57,592)
Glencore International AG	1.00%	Citibank N.A.	9/20/20	BBB	EUR	480	(143,436)	(46,219)	(97,217)
Glencore International AG	1.00%	Citibank N.A.	9/20/20	BBB	EUR	160	(47,706)	(15,406)	(32,300)
Glencore International AG	1.00%	Credit Suisse International	9/20/20	BBB	EUR	180	(53,788)	(18,115)	(35,673)
Novo Banco SA	5.00%	BNP Paribas S.A.	9/20/20	Not Rated	EUR	570	(15,624)	53,896	(69,520)
Novo Banco SA	5.00%	BNP Paribas S.A.	9/20/20	Not Rated	EUR	360	(9,867)	(9,043)	(824)
People’s Republic of China	1.00%	Barclays Bank PLC	9/20/20	AA-	USD	1,000	(13,835)	(8,066)	(5,769)
People’s Republic of China	1.00%	Goldman Sachs International	9/20/20	AA-	USD	1,000	(13,835)	(8,529)	(5,306)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/20	BB-	EUR	770	34,903	126,810	(91,907)
Peugeot SA	5.00%	Citibank N.A.	9/20/20	BB-	EUR	1,540	69,806	253,620	(183,814)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	7,452	(273,956)	(81,225)	(192,731)
Casino Guichard Perrachon SA	1.00%	Barclays Bank PLC	12/20/20	BBB-	EUR	690	(70,620)	(51,042)	(19,578)
Peugeot SA	5.00%	Bank of America N.A.	12/20/20	BB-	EUR	350	14,824	29,445	(14,621)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	BBB+	USD	2,258	(91,922)	(62,949)	(28,973)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	BBB+	USD	1,800	(73,277)	(50,181)	(23,096)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	7,424	(302,226)	(173,125)	(129,101)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	7,424	(302,226)	(124,529)	(177,697)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	3,896	(158,604)	(74,537)	(84,067)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	3,713	(151,153)	(61,970)	(89,183)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	3,712	(151,113)	(65,723)	(85,390)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	3,712	(151,113)	(65,723)	(85,390)
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB-	USD	3,172	(389,612)	(214,254)	(175,358)
Glencore International AG	1.00%	BNP Paribas S.A.	6/20/21	BBB	EUR	160	(51,209)	(16,867)	(34,342)
Glencore International AG	1.00%	Citibank N.A.	6/20/21	BBB	EUR	320	(102,418)	(34,720)	(67,698)
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	1,550	(28,134)	(92,649)	64,515
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	1,670	(30,313)	(105,418)	75,105
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	1,670	(30,313)	(97,953)	67,640
CMBX.NA Series 7 AAA	0.50%	Morgan Stanley Capital Services LLC	1/17/47	AAA	USD	5,000	(206,968)	(169,596)	(37,372)

See Consolidated Notes to Financial Statements.

72	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	920	$ (11,895)	$ (85,487)	$ 73,592
CMBX.NA Series 3 AM	0.50%	Goldman Sachs International	12/13/49	BBB-	USD	2,320	(29,996)	(218,303)	188,307
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB-	USD	5,000	(64,646)	(446,439)	381,793
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	2,000	(37,334)	(280,689)	243,355
Total							$(7,641,430)	$(4,156,438)	$(3,484,992)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.30%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/16	BRL	46,303	$ 183,532	$ 799	$ 182,733
12.30%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	30,093	(123,040)	(519)	(122,521)
11.36%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	21,685	(73,262)	(154)	(73,108)
11.12%[2]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	5,825	(28,286)	(24)	(28,262)
11.26%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	5,234	(21,804)	137	(21,941)
12.14%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	59,840	16,788	1,623	15,165
11.83%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	27,175	29,592	(585)	30,177
11.80%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	26,976	(356)	358	(714)
12.13%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	24,659	8,203	663	7,540
11.85%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	16,143	(16,675)	(207)	(16,468)
11.91%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	11,845	21,663	(137)	21,800
14.71%[2]	1-day BZDIOVER	Deutsche Bank AG	N/A	7/01/16	BRL	39,967	(28,748)	(12)	(28,736)
15.00%[2]	1-day BZDIOVER	Goldman Sachs Bank USA	N/A	7/01/16	BRL	42,162	(11,479)	(493)	(10,986)
13.61%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/17	BRL	46,162	(255,607)	341	(255,948)
14.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	59,544	(75,120)	(656)	(74,464)
13.93%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	34,361	(146,274)	192	(146,466)
13.57%[2]	1-day BZDIOVER	Morgan Stanley Capital Services LLC	N/A	1/02/17	BRL	25,707	(146,280)	205	(146,485)
14.15%[2]	1-day BZDIOVER	Morgan Stanley Capital Services LLC	N/A	1/02/17	BRL	15,367	(53,601)	(9)	(53,592)
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/22/17	CNY	70,501	(17,463)	(318)	(17,145)
2.24%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	N/A	5/27/17	CNY	69,896	(18,783)	(71)	(18,712)
2.25%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	7/07/17	CNY	35,930	(10,452)	74	(10,526)
2.29%[2]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	N/A	7/07/17	CNY	35,930	(6,565)	70	(6,635)
2.26%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	7/08/17	CNY	40,942	(10,529)	54	(10,583)
2.18%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	7/09/17	CNY	35,553	(17,988)	60	(18,048)
2.12%[2]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	7/09/17	CNY	35,553	(24,588)	68	(24,656)
4.41%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/25/17	MXN	160,724	15,520	(839)	16,359
7.52%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	8/25/16[3]	8/25/17	ZAR	310,285	(2,903)	—	(2,903)
7.59%[2]	3-month JIBAR	Morgan Stanley & Co. International PLC	8/26/16[3]	8/26/17	ZAR	164,493	5,514	—	5,514
7.50%[2]	3-month JIBAR	JPMorgan Chase Bank N.A.	8/28/16[3]	8/28/17	ZAR	206,860	(6,268)	—	(6,268)
7.45%[2]	3-month JIBAR	Bank of America N.A.	8/29/16[3]	8/29/17	ZAR	310,285	(18,699)	—	(18,699)
7.59%[2]	3-month JIBAR	Citibank N.A.	9/05/16[3]	9/05/17	ZAR	122,126	2,161	—	2,161
4.35%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/17/17	MXN	30,329	2,755	146	2,609
4.69%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	3/16/18	MXN	40,270	(9,881)	278	(10,159)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	39,525	(1,420)	505	(1,925)
4.57%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	3/21/18	MXN	39,525	(2,567)	513	(3,080)

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	73

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	23,232	$ (3,687)	$ 60	$ (3,747)
4.72%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	11/14/18	MXN	35,665	4,457	86	4,371
5.05%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	11/15/19	MXN	25,117	5,874	241	5,633
5.04%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/18/19	MXN	23,840	6,530	72	6,458
1.87%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/24/20	KRW	7,245,735	63,616	(107)	63,723
1.84%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/24/20	KRW	4,727,970	36,702	(62)	36,764
1.91%[2]	3-month KRW Certificate of Deposit	Barclays Bank PLC	N/A	8/07/20	KRW	4,797,950	50,430	(90)	50,520
1.91%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	8/07/20	KRW	12,689,391	133,119	(236)	133,355
4.55%[1]	3-month KLIBOR	Citibank N.A.	N/A	9/11/20	MYR	14,138	5,518	218	5,300
4.34%[1]	3-month KLIBOR	Bank of America N.A.	N/A	9/18/20	MYR	14,137	37,066	222	36,844
4.51%[1]	3-month KLIBOR	Barclays Bank PLC	N/A	9/23/20	MYR	16,754	14,512	406	14,106
4.51%[1]	3-month KLIBOR	Citibank N.A.	N/A	9/23/20	MYR	11,521	9,979	279	9,700
4.77%[1]	3-month KLIBOR	Citibank N.A.	N/A	9/29/20	MYR	14,137	(22,484)	178	(22,662)
11.41%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	4,756	224,046	110	223,936
12.05%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	2,974	(123,179)	(27)	(123,152)
11.84%[2]	1-day BZDIOVER	HSBC Bank PLC	N/A	1/04/21	BRL	1,990	(88,430)	(10)	(88,420)
3.27%[1]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	9,510	(1,031,129)	—	(1,031,129)
5.84%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	37,523	(67,151)	(181)	(66,970)
5.85%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	16,314	(28,641)	(79)	(28,562)
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/03/25	MXN	23,376	57,945	303	57,642
5.55%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/13/25	MXN	31,430	(100,232)	(129)	(100,103)
5.56%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/13/25	MXN	45,012	(142,566)	(185)	(142,381)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	6/09/25	MXN	14,869	(642)	(81)	(561)
2.25%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/09/25	KRW	4,478,240	129,999	(64)	130,063
2.26%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/09/25	KRW	1,802,545	53,551	(26)	53,577
2.27%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/10/25	KRW	1,837,888	55,429	(80)	55,509
2.29%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/13/25	KRW	918,944	28,844	(13)	28,857
2.28%[2]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/14/25	KRW	918,944	28,115	(13)	28,128
2.29%[2]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	7/15/25	KRW	2,089,011	66,314	(31)	66,345
6.33%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	7/16/25	MXN	73,219	(10,140)	(371)	(9,769)
6.35%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/16/25	MXN	33,855	(2,414)	(173)	(2,241)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	36,610	(6,119)	(186)	(5,933)
6.32%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	73,475	(13,912)	(373)	(13,539)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	N/A	8/06/25	MXN	109,616	(19,048)	(552)	(18,496)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	36,783	9,373	179	9,194
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	36,783	9,373	179	9,194
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	136,536	36,516	663	35,853
6.44%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	8/27/25	MXN	37,796	13,353	(187)	13,540

See Consolidated Notes to Financial Statements.

74	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.47%[2]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	8/28/25	MXN	37,796	$ 18,253	$ (189)	$ 18,442
Total							$(1,403,770)	$1,813	$(1,405,583)

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

[2]	Master Portfolio pays the floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Total Return Swaps
Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)			Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Repsol SA	3-month EURIBOR minus 0.20%[1]	Goldman Sachs International	11/12/15		50,750	[2]	$368,184	—	$368,184
Repsol SA	3-month EURIBOR minus 0.20%[1]	Goldman Sachs International	11/12/15		1,492	[2]	(17,355)	—	(17,355)
Banco Bilbao Vizcaya Argentaria SA	1-month EURIBOR minus 0.35%[1]	BNP Paribas S.A.	1/16/16		49,429	[2]	70,389	—	70,389
APERAM	3-month EURIBOR minus 0.50%[1]	JPMorgan Chase Bank N.A.	1/18/16		5,670	[2]	1,665	—	1,665
Repsol SA	3-month EURIBOR minus 0.30%[1]	BNP Paribas S.A.	1/18/16		1,372	[2]	7,396	—	7,396
Standard Chartered PLC	1-month GBP LIBOR minus 0.40%[1]	Goldman Sachs International	1/18/16		15,596	[2]	51,726	—	51,726
Standard Chartered PLC	1-month GBP LIBOR minus 0.40%[1]	Goldman Sachs International	1/18/16		1,345	[2]	(13,323)	—	(13,323)
Volkswagen AG	3-month EURIBOR minus 0.43%[1]	BNP Paribas S.A.	1/18/16		4,126	[2]	461,305	—	461,305
Standard Chartered PLC	3-month GBP LIBOR minus 0.25%[1]	BNP Paribas S.A.	3/09/16		1,275	[2]	(12,629)	—	(12,629)
CaixaBank SA	3-month EURIBOR minus 0.50%[1]	Goldman Sachs International	4/21/16		107,515	[2]	92,627	—	92,627
CaixaBank SA	3-month EURIBOR minus 0.15%[1]	Bank of America N.A.	5/26/16		104,306	[2]	97,253	—	97,253
Repsol SA	3-month EURIBOR minus 0.35%[1]	BNP Paribas S.A.	7/18/16		1,375	[2]	9,730	—	9,730
Abengoa SA, Class B	1-month EURIBOR minus 0.37%[1]	Goldman Sachs International	7/22/16		2,450	[2]	5,037	—	5,037
Abengoa SA, Class B	1-month EURIBOR minus 1.00%[1]	Goldman Sachs International	7/22/16		14,169	[2]	27,563	—	27,563
Abengoa SA, Class B	1-month EURIBOR minus 1.00%[1]	Goldman Sachs International	7/22/16		6,497	[2]	12,119	—	12,119
Abengoa SA	3-month LIBOR minus 6.00%[1]	Credit Suisse International	8/05/16		11,344	[2]	15,001	—	15,001
Abengoa SA	3-month LIBOR minus 8.00%[1]	Credit Suisse International	8/05/16		23,982	[2]	39,164	—	39,164
APERAM	3-month EURIBOR minus 0.50%[1]	BNP Paribas S.A.	9/19/16		2,406	[2]	9,347	—	9,347
APERAM	3-month EURIBOR minus 0.85%[1]	JPMorgan Chase Bank N.A.	9/30/16		581	[2]	—	—	—
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	1,355		(12,562)	$ 642	(13,204)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs International	1/12/41	USD	1,355		12,562	17,957	(5,395)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Citigroup Global Markets, Inc.	1/12/41	USD	885		(9,917)	(1,513)	(8,404)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	2,713		30,418	(1,204)	31,622

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	75

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	2,713	$30,418	$172	$30,246
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	2,713	30,418	2,556	27,862
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	2,586	(28,996)	(3,632)	(25,364)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	2,586	(28,996)	5,999	(34,995)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/41	USD	1,365	15,306	2,212	13,094
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Credit Suisse International	1/12/41	USD	1,336	(14,974)	(130)	(14,844)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs International	1/12/41	USD	1,382	15,496	(297)	15,793
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs International	1/12/41	USD	1,382	15,496	4,904	10,592
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs International	1/12/41	USD	1,336	(14,974)	(1,339)	(13,635)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs International	1/12/41	USD	1,293	(14,498)	(9,133)	(5,365)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	Goldman Sachs International	1/12/41	USD	1,293	(14,498)	(402)	(14,096)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	J.P. Morgan Securities LLC	1/12/41	USD	1,664	18,651	5,383	13,268
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[3]	JPMorgan Chase Bank N.A.	1/12/41	USD	5,204	(58,337)	11,256	(69,593)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/45	USD	5,514	49,913	(11,926)	61,839
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/45	USD	2,781	25,176	9,496	15,680
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/45	USD	2,780	25,169	17,648	7,521
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/45	USD	2,732	24,736	(5,250)	29,986
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Credit Suisse International	1/12/45	USD	2,732	24,736	(2,097)	26,833
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[4]	Goldman Sachs International	1/12/45	USD	2,781	25,176	14,145	11,031
Total						$1,371,118	$55,447	$1,315,671

[1]	Master Portfolio pays the total return of the reference entity and receives the floating rate. Net payment made at termination.

[2]	Contract amount shown.

[3]	Master Portfolio pays the floating rate and receives the total return of the reference entity.

[4]	Master Portfolio pays the total return of the reference entity and receives the floating rate.

See Consolidated Notes to Financial Statements.

76	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Transactions in Options Written for the Year Ended September 30, 2015

	Calls			Puts
	Contracts	Notional (000)[1]	Premiums Received	Contracts	Notional (000)[1]	Premiums Received
Outstanding options, beginning of year	1,095	456,038	$5,403,960	187	476,317	$5,341,417
Options written	105,363	12,802,407	31,951,159	91,857	4,936,987	39,447,056
Options exercised	—	—	—	(689)	—	(42,195)
Options expired	(7,636)	(937,534)	(4,285,008)	(4,938)	(1,030,182)	(4,646,851)
Options closed	(97,861)	(1,982,926)	(30,906,720)	(75,215)	(4,289,104)	(35,803,499)

Outstanding options, end of year	961	10,337,985	$2,163,391	11,202	94,018	$4,295,928

[1]	Amount shown is in the currency in which the transaction was denominated.

Derivative Financial Instruments Categorized by Risk Exposure

The following is a summary of the Master Portfolio’s derivative instruments categorized by risk exposure. For information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Consolidated Notes to Financial Statements.

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

	Statements of Assets and Liabilities Location	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Derivative Financial Instruments — Assets
Financial futures contracts	Net unrealized appreciation[1]	—	—	$166,232	$1,790	$941,573	—	$1,109,595
Forward foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	14,474,188	—	—	14,474,188
Options purchased	Investments at value — unaffiliated[2]	—	$240,819	4,022,693	5,854,605	1,685,662	—	11,803,779
Swaps — centrally cleared	Net unrealized appreciation[1]	—	1,612,663	—	—	3,357,003	—	4,969,666
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	9,702,124	1,268,506	—	1,778,131	—	12,748,761

Total		—	$11,555,606	$5,457,431	$20,330,583	$7,762,369	—	$45,105,989

Derivative Financial Instruments — Liabilities
Financial futures contracts	Net unrealized depreciation[1]	—	—	$107,623	$27,577	$7,506,415	—	$7,641,615
Forward foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	19,116,054	—	—	19,116,054
Options written	Options written at value	—	$81,007	786,691	3,958,840	1,693,454	—	6,519,992
Swaps — centrally cleared	Net unrealized depreciation[1]	—	812,361	—	—	5,268,330	—	6,080,691
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	16,753,855	43,307	—	3,035,982	—	19,833,144

Total		—	$17,647,223	$937,621	$23,102,471	$17,504,181	—	$59,191,496

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	77

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

For the year ended September 30, 2015, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Financial futures contracts	—	—	$1,623,273	$2,395,018	$(1,161,720)	—	$2,856,571
Foreign currency transactions	—	—	—	87,512,393	—	—	87,512,393
Interst rate floors	—	—	—	—	(1,126,688)	—	(1,126,688)
Options purchased[1]	—	$(558,031)	(2,010,936)	(3,179,905)	(13,151,692)	—	(18,900,564)
Options written and structured options	—	431,729	(272,745)	4,678,115	5,278,729	—	10,115,828
Swaps	—	1,103,945	2,017,096	—	1,956,719	—	5,077,760

	—	$977,643	$1,356,688	$91,405,621	$(8,204,652)	—	$85,535,300

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$288,680	$(25,787)	$(6,462,461)	—	$(6,199,568)
Foreign currency translations	—	—	—	(33,502,318)	—	—	(33,502,318)
Options purchased[2]	—	$(72,743)	1,035,363	(9,932,866)	(1,101,000)	—	(10,071,246)
Options written and structured options	—	3,624	(80,650)	8,057,736	667,381	—	8,648,091
Swaps	—	(516,040)	93,193	—	(1,814,710)	—	(2,237,557)

Total	—	$(585,159)	$1,336,586	$(35,403,235)	$(8,710,790)	—	$(43,362,598)

[1]	Options purchased are included in net realized gain (loss) from investments.

[2]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$1,351,623,041
Average notional value of contracts — short	$1,932,377,243
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$971,638,083
Average amounts sold — in USD	$398,391,183
Options:
Average value of option contracts purchased	$17,207,069
Average value of option contracts written	$11,155,505
Average notional value of swaption contracts purchased	$395,932,815
Average notional value of swaption contracts written	$437,226,617
Average value of interest rate floors purchased	$960,940
Average value of interest rate floors written	$240,636
Structured options:
Average notional value	$3,229
Credit default swaps:
Average notional value — buy protection	$326,908,136
Average notional value — sell protection	$345,559,232
Interest rate swaps:
Average notional value — pays fixed rate	$414,035,678
Average notional value — receives fixed rate	$390,353,631
Cross currency Swaps:
Average notional value — pays	$19,940,561
Average notional value — receives	$20,365,750
Total return swaps:
Average notional value	$50,806,431

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Consolidated Notes to Financial Statements.

See Consolidated Notes to Financial Statements.

78	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Financial futures contracts	$1,084,292		$994,804
Forward foreign currency exchange contracts	14,474,188		19,116,054
Options	11,803,779	[1]	6,519,992
Swaps — Centrally cleared	—		363,219
Swaps — OTC[2]	12,748,761		19,833,144

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$40,111,020		$46,827,213
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,570,531)		(3,813,933)

Total derivative assets and liabilities subject to an MNA	$33,540,489		$43,013,280

[1]

Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

[2]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

The following tables present the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities and Subject to an MNA
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received[2]	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Bank of America N.A.	$ 2,608,032	$(2,466,485)	$(141,547)	—	—
The Bank of New York Mellon	45,545	—	—	—	$ 45,545
Barclays Bank PLC	1,906,843	(1,906,843)	—	—	—
BNP Paribas S.A.	3,292,915	(3,200,532)	—	—	92,383
Citibank N.A.	4,137,217	(2,572,564)	—	$(1,010,000)	554,653
Commonwealth Bank of Australia	3,934	(1,156)	—	—	2,778
Credit Suisse International	588,497	(588,497)	—	—	—
Deutsche Bank AG	5,613,273	(5,613,273)	—	—	—
Goldman Sachs International	4,990,573	(3,909,327)	—	(1,000,000)	81,246
HSBC Bank PLC	2,233,209	(1,369,864)	—	—	863,345
J.P. Morgan Securities LLC	18,651	—	—	—	18,651
JPMorgan Chase Bank N.A.	2,320,813	(2,320,813)	—	—	—
Morgan Stanley & Co.
International PLC	2,861,505	(1,251,697)	—	—	1,609,808
Morgan Stanley Capital Services LLC	182,307	(182,307)	—	—	—
Royal Bank of Canada	56,838	—	—	—	56,838
Royal Bank of Scotland PLC	939,776	(226,305)	—	—	713,471
Standard Chartered Bank	807,446	(451,450)	—	—	355,996
State Street Bank and Trust Co.	109,021	(27,368)	—	—	81,653
Toronto-Dominion Bank	24,560	—	—	—	24,560
UBS AG	799,534	(799,534)	—	—	—

Total	$33,540,489	$(26,888,015)	(141,547)	$(2,010,000)	$4,500,927

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	79

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[4]	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[5]
Bank of America N.A.	$ 2,466,485	$(2,466,485)	—	—	—
Barclays Bank PLC	3,835,725	(1,906,843)	—	$(1,928,882)	—
BNP Paribas S.A.	3,200,532	(3,200,532)	—	—	—
Citibank N.A.	2,572,564	(2,572,564)	—	—	—
Citigroup Global Markets, Inc.	9,917	—	—	—	$ 9,917
Commonwealth Bank of Australia	1,156	(1,156)	—	—	—
Credit Suisse International	2,345,984	(588,497)	$(106,126)	(1,651,361)	—
Deutsche Bank AG	11,767,706	(5,613,273)	—	(690,000)	5,464,433
Goldman Sachs Bank USA	74,466	—	—	—	74,466
Goldman Sachs International	3,909,327	(3,909,327)	—	—	—
HSBC Bank PLC	1,369,864	(1,369,864)	—	—	—
JPMorgan Chase Bank N.A.	3,295,641	(2,320,813)	—	—	974,828
Morgan Stanley & Co.
International PLC	1,251,697	(1,251,697)	—	—	—
Morgan Stanley Capital Services LLC	685,731	(182,307)	—	(503,424)	—
Royal Bank of Scotland PLC	226,305	(226,305)	—	—	—
Société Générale	28,377	—	—	—	28,377
Standard Chartered Bank	451,450	(451,450)	—	—	—
State Street Bank and Trust Co.	27,368	(27,368)	—	—	—
UBS AG	5,492,985	(799,534)	—	—	4,693,451

Total	$43,013,280	$(26,888,015)	(106,126)	(4,773,667)	$11,245,472

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

[3]	Net amount represents the net amount receivable from the counterparty in the event of default.

[4]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[5]

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Consolidated Notes to Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$696,070,875	$140,664,025	$836,734,900
Common Stocks	$22,186,007	4,526,049	—	26,712,056
Corporate Bonds	—	2,245,512,406	—	2,245,512,406
Floating Rate Loan Interests	—	88,910,937	9,415,789	98,326,726
Foreign Agency Obligations	—	28,493,525	—	28,493,525
Foreign Government Obligations	—	212,802,222	—	212,802,222
Investment Companies	36,079,741	—	—	36,079,741
Non-Agency Mortgage-Backed Securities	—	435,260,678	48,193,804	483,454,482
Other Interests	—	—	1	1
Preferred Securities	23,620,256	116,448,834	1,504,998	141,574,088
Taxable Municipal Bonds	—	202,114,464	—	202,114,464
U.S. Government Sponsored Agency Securities	—	5,839,619,551	—	5,839,619,551
U.S. Treasury Obligations	—	2,293,369,218	—	2,293,369,218
Short-Term Securities:
Borrowed Bond Agreements	—	115,482,640	—	115,482,640
Options Purchased:
Equity Contracts	4,022,693	—	—	4,022,693
Foreign Currency Exchange Contracts	—	5,854,605	—	5,854,605
Credit Contracts	—	240,819	—	240,819

See Consolidated Notes to Financial Statements.

80	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Interest Rate Contracts	$ 1,463,546	$ 222,116	—	$ 1,685,662
Liabilities:
Investments:
Borrowed Bonds	—	(114,888,484)	—	(114,888,484)
Investments Sold Short	—	(1,647,608)	—	(1,647,608)
TBA Sale Commitments	—	(3,489,241,847)	—	(3,489,241,847)
Unfunded Floating Rate Loan Interests[1]	—	(39,319)	—	(39,319)
Total	$ 87,372,243	$8,679,111,681	$199,778,617	$8,966,262,541

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$ 6,088,959	—	$ 6,088,959
Equity contracts	$ 166,232	1,268,506	—	1,434,738
Foreign currency exchange contracts	1,790	14,474,188	—	14,475,978
Interest rate contracts	941,573	5,033,482	—	5,975,055
Liabilities:
Credit contracts	—	(9,930,231)	—	(9,930,231)
Equity contracts	(894,313)	(43,307)	—	(937,620)
Foreign currency exchange contracts	(27,578)	(23,074,894)	—	(23,102,472)
Interest rate contracts	(9,175,634)	(8,284,155)	—	(17,459,789)
Total	$ (8,987,930)	$ (14,467,452)	—	$ (23,455,382)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$ 5,354,615	—	—	$ 5,354,615
Foreign currency at value	13,011,189	—	—	13,011,189
Cash held for swaps	2,564,000	—	—	2,564,000
Cash pledged as collateral for OTC derivatives	2,797,000	—	—	2,797,000
Cash pledged for financial futures contracts	8,089,010	—	—	8,089,010
Cash pledged for centrally cleared swaps	8,383,270	—	—	8,383,270
Liabilities:
Reverse repurchase agreements	—	$ (1,951,974,283)	—	(1,951,974,283)
Cash received as collateral for borrowed bonds	—	(204,000)	—	(204,000)
Cash received as collateral for OTC derivatives	—	(2,010,000)	—	(2,010,000)
Cash received as collateral for TBA commitments	—	(2,359,000)	—	(2,359,000)
Total	$ 40,199,084	$ (1,956,547,283)	—	$ (1,916,348,199)

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

See Consolidated Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	81

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of September 30, 2014	$ 33,947,846	$ 9,752,869	$ 22,024,354	$ 1	$2,346,986	$ 68,072,056
Transfers into Level 3[1]	20,383,779	—	—	—	—	20,383,779
Transfers out of Level 3[2]	(7,750,371)	—	(12,830)	—	—	(7,763,201)
Accrued discounts/premiums	72,970	5,194	102,777	—	—	180,941
Net realized gain (loss)	(52,122)	3,972	241,373	—	—	193,223
Net change in unrealized appreciation (depreciation)[3,4]	(54,995)	(208,276)	(628,552)	—	(841,988)	(1,733,811)
Purchases	120,322,258	8,840,677	40,250,813	—	—	169,413,748
Sales	(26,205,340)	(8,978,647)	(13,784,131)	—	—	(48,968,118)

Closing Balance, as of September 30, 2015	$140,664,025	$ 9,415,789	$ 48,193,804	$ 1	$1,504,998	$199,778,617

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[4]	$ (64,310)	$ (30,536)	$ (577,332)	—	$ (841,988)	$ (1,514,166)

[1]   As of September 30, 2014, the Master Portfolio used observable inputs in determining the value of certain investments. As of period end, the Master Portfolio used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $20,383,779 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]   As of September 30, 2014, the Master Portfolio used significant unobservable inputs in determining the value of certain investments. As of period end, the Master Portfolio used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $7,763,201 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

[4]   Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015, is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Consolidated Notes to Financial Statements.

82	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Statement of Assets and Liabilities	Master Total Return Portfolio

September 30, 2015

Assets
Investments at value — unaffiliated (cost — $12,588,268,656)	$12,536,708,820
Investments at value — affiliated (cost — $36,092,159)	35,370,979
Cash	5,354,615
Cash held for swaps	2,564,000
Cash pledged:
Collateral — OTC derivatives	2,797,000
Financial futures contracts	8,089,010
Centrally cleared swaps	8,383,270
Foreign currency at value (cost — $13,294,382)	13,011,189
Receivables:
Investments sold — affiliated	21,072,573
Investments sold — unaffiliated	781,434,939
Options written	130,965
Swaps	4,026,298
TBA sale commitments	3,473,186,211
Contributions from investors	31,241,346
Dividends — affiliated	405
Dividends — unaffiliated	76,499
Interest	43,276,151
Principal paydowns	146,017
Swap premiums paid	5,327,480
Unrealized appreciation on:
Forward foreign currency exchange contracts	14,474,188
OTC swaps	7,421,281
Variation margin receivable on financial futures contracts	1,084,292
Prepaid expenses	2,455
Other assets	87,683

Total assets	16,995,267,666

Liabilities
Investment sold short at value (proceeds — $1,644,212)	1,647,608
Cash received:
Collateral — Borrowed Bond Agreements	204,000
Collateral — OTC derivatives	2,010,000
Collateral — TBA commitments	2,359,000
Borrowed bonds at value (proceeds — $115,008,224)	114,888,484
Options written at value (premiums received — $6,459,319)	6,519,992
TBA sale commitments at value (proceeds — $3,473,186,211)	3,489,241,847
Reverse repurchase agreements	1,951,974,283
Payables:
Investments purchased — affiliated	17,153,972
Investments purchased — unaffiliated	3,927,809,749
Swaps	1,078,309
Withdrawals to investors	20,528,413
Directors’ fees	26,543
Interest expense	621,957
Investment advisory fees	333,184
Other accrued expenses	450,638
Other affiliates	37,391
Swap premiums received	7,761,384
Unrealized depreciation on:
Forward foreign currency exchange contracts	19,116,054
OTC swaps	12,071,760
Unfunded floating rate loan interests	39,319
Variation margin payable on financial futures contracts	994,804
Variation margin payable on centrally cleared swaps	363,219

Total liabilities	9,577,231,910

Net Assets	$7,418,035,756

Net Assets Consist of
Investors’ capital	$7,505,040,039
Net unrealized appreciation (depreciation)	(87,004,283)

Net Assets	$7,418,035,756

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	83

Consolidated Statement of Operations	Master Total Return Portfolio

Year Ended September 30, 2015

Investment Income
Interest — unaffiliated	$198,698,703
Dividends — unaffiliated	1,793,512
Dividends — affiliated	393,745
Interest — affiliated	14
Foreign taxes withheld	(41,453)

Total income	200,844,521

Expenses
Investment advisory	3,681,128
Custodian	797,507
Accounting services	549,949
Professional	201,388
Directors	104,827
Printing	6,899
Miscellaneous	285,821

Total expenses excluding interest expense	5,627,519
Interest expense	3,129,781

Total expenses	8,757,300
Less:
Fees waived by the Manager	(46,212)

Total expenses after fees waived	8,711,088

Net investment income	192,133,433

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(13,039,441)
Investments — affiliated	(1,368,803)
Foreign currency transactions	85,412,086
Options written and structured options	10,115,828
Swaps	5,077,760
Financial futures contracts	2,856,571
Borrowed bonds	267,483
Capital gain distributions received from affiliated investment companies	1,154
Interest rate floors	(1,126,688)

88,195,950
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(104,267,499)
Investments — affiliated	(721,030)
Options written and structured options	8,648,091
Borrowed bonds	1,562,140
Unfunded floating rate loan interests	95,533
Short sales	(6,611)
Swaps	(2,237,557)
Financial futures contracts	(6,199,568)
Foreign currency translations	(35,395,694)

(138,522,195)

Total realized and unrealized loss	(50,326,245)

Net Increase in Net Assets Resulting from Operations	$141,807,188

See Notes to Consolidated Financial Statements.

84	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Consolidated Statements of Changes in Net Assets	Master Total Return Portfolio

	Year Ended September 30,
Increase (Decrease) in Net Assets:	2015	2014

Operations
Net investment income	$192,133,433	$134,783,460
Net realized gain	88,195,950	77,891,869
Net change in unrealized appreciation (depreciation)	(138,522,195)	18,644,434

Net increase in net assets resulting from operations	141,807,188	231,319,763

Capital Transactions
Proceeds from contributions	5,883,556,353 [1]	1,051,326,985
Value of withdrawals	(2,039,097,181)	(1,182,035,050)

Net increase (decrease) in net assets derived from capital transactions	3,844,459,172	(130,708,065)

Net Assets
Total increase in net assets	3,986,266,360	100,611,698
Beginning of year	3,431,769,396	3,331,157,698

End of year	$7,418,035,756	$3,431,769,396

[1] Includes reimbursement from affiliate relating to processing errors.

See Notes to Consolidated Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	85

Financial Highlights	Master Total Return Portfolio

	Year Ended September 30,
	2015[1]	2014[1]	2013[1]	2012[1]	2011

Total Return
Total return	3.13%	7.15%	1.30%	10.04%	2.82%

Ratios to Average Net Assets
Total expenses	0.14%	0.25%	0.32%	0.29%	0.56%

Total expenses after fees waived and paid indirectly	0.14%	0.25%	0.32%	0.29%	0.56%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.09%	0.14%	0.12%	0.12%	0.11%

Net investment income	3.07%	4.03%	3.59%	4.20%	4.67%

Supplemental Data
Net assets, end of year (000)	$7,418,036	$3,431,769	$3,331,158	$3,470,151	$3,899,364

Portfolio turnover rate[2]	1,015%	750%	777%	1,346%	1,771%

[1] Consolidated Financial Highlights. [2] Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:
	Year Ended September 30,
	2015	2014	2013	2012	2011
Portfolio turnover rate (excluding mortgage dollar roll transactions)	725%	529%	450%	752%	1,379%

See Notes to Consolidated Financial Statements.

86	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Consolidated Financial Statements	Master Total Return Portfolio

1. Organization:

Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC (the “Master LLC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”), which is a wholly owned subsidiary of the Master Portfolio and primarily invests in commodity-related instruments. The Subsidiary enables the Master Portfolio to hold these commodity-related instruments while allowing its investors to satisfy regulated investment company tax requirements. The Master Portfolio may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Master Portfolio, except that the Subsidiary may invest without limitation in commodity-related instruments.

2. Significant Accounting Policies:

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Master Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain foreign currency exchange contracts as capital gain (loss) for federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, forward foreign currency exchange contracts, options written, swaps, short sales and structured options), or certain borrowings (e.g., reverse repurchase transactions and treasury roll transactions) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	87

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and for interim periods beginning after March 31, 2015. Management is evaluating the impact, if any, of this guidance on the Master Portfolio’s financial statement disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

The Master Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Master Portfolio for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end registered investment companies are valued at NAV each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

88	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Master Portfolio’s investments and derivative financial instruments have been included in the Consolidated Schedule of Investments.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	89

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: The Master Portfolio may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: The Master Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: The Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has

90	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Master Portfolio may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Master Portfolio also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: The Master Portfolio may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: The Master Portfolio may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: The Master Portfolio may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: The Master Portfolio may invest in floating rate loan interests. The floating rate loan interests held by the Master Portfolio are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Master Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Master Portfolio considers these investments to be investments in debt securities for purposes of its investment policies.

When the Master Portfolio purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Master Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Master Portfolio upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Master Portfolio may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Master Portfolio may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Master Portfolio having a contractual relationship only with the lender, not with the borrower. The Master Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Master Portfolio generally will have no right to enforce compliance by the

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	91

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Master Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Master Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. The Master Portfolio’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Master Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Master Portfolio having a direct contractual relationship with the borrower, and the Master Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Master Portfolio may also enter into unfunded floating rate loan interests (“commitments”). In connection with either of these commitments, the Master Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statements of Operations, is recognized ratably over the commitment period. Commitment fees received in advance and unrecognized are recorded in the Consolidated Statements of Assets and Liabilities as deferred income. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statements of Assets and Liabilities and Consolidated Statements of Operations. As of period end, the Master Portfolio had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Depreciation
Telenet International Finance SA, Term Loan AA,	$2,050,000	$2,040,210	$2,005,167	$(35,043)
CD&R Firefly Bidco Ltd., Facility B,	$ 129,898	$ 198,977	$ 194,701	$ (4,276)

Forward Commitments and When-Issued Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: The Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination. The collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Consolidated Schedule of Investments. Typically, the Master Portfolio is permitted to sell, repledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Borrowed Bond Agreements: The Master Portfolio may enter into borrowed bond agreements. In a borrowed bond agreement, the Master Portfolio borrows a bond from a counterparty in exchange for cash collateral. The borrowed bond agreement contains a commitment that the security and the cash will be returned to the counterparty and the Master Portfolio at a mutually agreed upon date. Certain agreements have no stated maturity and can

92	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Master Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Master Portfolio may also experience delays in gaining access to the collateral.

Reverse Repurchase Agreements: The Master Portfolio may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Master Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Master Portfolio receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, the Master Portfolio continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Master Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If the Master Portfolio suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, the Master Portfolio would still be required to pay the full repurchase price. Further, the Master Portfolio remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, the Master Portfolio would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Master Portfolio to the counterparties are recorded as a component of interest expense in the Consolidated Statements of Operations. In periods of increased demand for the security, the Master Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Master Portfolio.

Treasury Roll Transactions: The Master Portfolio may enter into treasury roll transactions. In a treasury roll transaction, the Master Portfolio sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Master Portfolio receives cash from the sale of the Treasury security to use for other investment purposes. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Master Portfolio and the counterparty over the term of the borrowing. For U.S. GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, interest income from the Treasury security and the related interest expense on the secured borrowing is recorded by the Master Portfolio on an accrual basis. The Master Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Master Portfolio. If the interest expense exceeds the income earned, the Master Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve leverage risk. If the Master Portfolio suffers a loss on its investment of the transaction proceeds from a Treasury roll transaction, the Master Portfolio would be required to pay the full repurchase price. Further, the Master Portfolio remains subject to the risk that the market value of the Treasury securities that the Master Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. In such cases, the Master Portfolio would need to return a portion of the cash received from the transaction or provide additional Treasury securities to the counterparty.

For the year ended September 30, 2015, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Master Portfolio were $984,797,900 and (0.105)%, respectively.

Borrowed bond agreements, reverse repurchase transactions and treasury roll transactions are entered into by the Master Portfolio under Master Repurchase Agreements (each, an “MRA”), which permit the Master Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Master Portfolio. With borrowed bond agreements reverse repurchase transactions and treasury roll transactions, typically the Master Portfolio and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Master Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Master Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	93

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

As of period end, the following table is a summary of the Master Portfolio’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Borrowed Bond Agreements[1]	Reverse Repurchase Agreements	Borrowed Bonds at Value Including Accrued Interest[2]	Exposure Due (to)/from Counterparty Before Collateral	Non-cash Collateral Received[3]	Non-cash Collateral Pledged[3]	Net Collateral (Received)/ Pledged	Net Exposure Due (to)/from Counterparty[4]
Barclays Bank PLC	$14,680,763	—	$(15,177,226)	$(496,463)	—	—	—	$(496,463)
Barclays Capital, Inc.	2,203,125	—	(2,159,072)	44,053	—	—	—	44,053
BNP Paribas Securities Corp.	—	$(200,257,231)	—	(200,257,231)	—	$200,257,231	$200,257,231	—
Citigroup Global Markets, Inc.	14,509,376	—	(14,009,708)	499,668	—	—	—	499,668
Deutsche Bank Securities, Inc.	31,219,173	(7,811,069)	(31,278,559)	(7,870,455)	—	7,869,095	7,869,095	(1,360)
J.P. Morgan Securities LLC	—	(920,143,803)	—	(920,143,803)	—	920,143,803	920,143,803	—
J.P. Morgan Securities PLC	1,398,140	—	(1,366,472)	31,668	—	—	—	31,668
Merrill Lynch, Pierce, Fenner & Smith, Inc.	48,485,063	(823,762,180)	(48,656,718)	(823,933,835)	—	823,933,835	823,933,835	—
RBC Capital Markets, LLC	2,987,000	—	(2,824,842)	162,158	—	—	—	162,158
Total	$115,482,640	$(1,951,974,283)	$(115,472,597)	$(1,951,964,240)	—	$1,952,203,964	$1,952,203,964	$ 239,724

[1]	Included in Investments at value-unaffiliated in the Consolidated Statement of Assets and Liabilities.

[2]	Includes accrued interest on borrowed bonds in the amount of $584,113 which is included in interest expense payable in the Consolidated Statement of Assets and Liabilities.

[3]

Net collateral with a value of $1,957,357,000 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[4]	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

When the Master Portfolio enters into an MRA and an ISDA Master Agreement and/or Master Securities Lending Agreements (each, an “MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit the Master Portfolio from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to the Master Portfolio by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Master Portfolio’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce the Master Portfolio’s obligation to repurchase the securities.

Short Sales (Borrowed Bonds): The Master Portfolio may enter into short sale transactions in which the Master Portfolio sells a security it does not hold in anticipation of a decline in the market price of that security. When the Master Portfolio makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Master Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio is required to repay the counterparty interest on the security sold short, which is shown as interest expense in the Consolidated Statement of Operations. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Master Portfolio sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance the Master Portfolio will be able to close out a short position at a particular time or at an acceptable price.

Short Sales (Investments Sold Short): The Master Portfolio may enter into short sale transactions in which the Master Portfolio sells a security it does not hold in anticipation of a decline in the market price of that security. When the Master Portfolio makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, the Master Portfolio delivers the same security

94	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. the Master Portfolio maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Consolidated Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Consolidated Schedule of Investments. The Master Portfolio may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. The Master Portfolio is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Consolidated Statements of Operations. The Master Portfolio may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Consolidated Statements of Operations. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Master Portfolio sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Master Portfolio will be able to close out a short position at a particular time or at an acceptable price.

5. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk or other risk (e.g. inflation risk). These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Master Portfolio invests in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited, if any, is recorded on the Consolidated Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Master Portfolio as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Consolidated Statements of Assets and Liabilities.

When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts or interest rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Master Portfolio enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Master Portfolio, help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio is denominated. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including credit risk and/or equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Master Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Master Portfolio is reflected as an asset

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	95

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

(liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Master Portfolio enters into a closing transaction), the Master Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Master Portfolio writes a call option, such option is “covered,” meaning that the Master Portfolio holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (“swaptions”) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

The Master Portfolio also purchases or sells listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold (receipts from the foreign currency purchased). Such transactions may be effected with respect to hedges on non-U.S. dollar denominated instruments owned by the Master Portfolio but not yet delivered, or committed or anticipated to be purchased by the Master Portfolio.

The Master Portfolio may also purchase and write a variety of options with non-standard payout structures or other features (“barrier options”). Barrier options are generally traded OTC. The Master Portfolio may invest in various types of barrier options including up-and-out options. Up-and-out options expire worthless if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the option’s expiration date. Barrier options may also be referred to as knockout options. In a reverse knockout option, the option expires worthless if the price of the underlying instrument decreases beyond a predetermined barrier price level prior to the option’s expiration date.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Master Portfolio may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

The Master Portfolio invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk). These structured options are European-style options and may consist of single or multiple OTC options which are priced as a single security. European-style options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Master Portfolio will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

Swaps: The Master Portfolio enters into swap agreements in which the Master Portfolio and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Master Portfolio for OTC swaps are recorded in the Consolidated Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Consolidated Schedules of Investments and cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as

96	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — The Master Portfolio enters into total return swaps to obtain exposure to a portfolio of long and short securities without owning such securities. Under the terms of an agreement, the swap is designed to function as a portfolio of direct investments in long and short equity. This means that the Master Portfolio has the ability to trade in and out of long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. A change in the market value of a total return swap is included in change in unrealized appreciation (depreciation) on swaps in the Consolidated Statements of Operations. Positions within the swap are reset periodically, and financing fees are reset monthly. During a reset, any unrealized gains (losses) on positions and accrued financing fees become available for cash settlement between the Master Portfolio and the swap counterparty. The amounts that are available for cash settlement are included in realized gains (losses) on swaps in the Consolidated Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Master Portfolio and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an ISDA Master Agreement between the Master Portfolio and the counterparty. Certain swaps have no stated expiration and can be terminated by either party at any time.

•

Interest rate swaps — The Master Portfolio enters into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

•

Currency swaps — The Master Portfolio enters into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward interest rate swaps — The Master Portfolio may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make either periodic net payments beginning on a specified future effective date or a net payment at termination, unless terminated earlier.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	97

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio. For OTC options purchased, the Master Portfolio bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform, though the Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

In order to better define its contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, the Master Portfolio may enter into an ISDA Master Agreement or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Consolidated Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the Master Portfolio and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreements with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Master LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other

98	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays the Manager a monthly fee based on the percentage of the Master Portfolio’s average daily net assets at the following annual rates for the period indicated:

	Investment Advisory Fee
Average Daily Net Assets	Period October 1, 2014 to November 20, 2014	Period November 21, 2014 to September 30, 2015
First $250 Million	0.20%	0.16%
$250 Million - $500 Million	0.15%	0.12%
$500 Million - $750 Million	0.10%	0.08%
Greater than $750 Million	0.05%	0.05%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master Portfolio’s investments in other affiliated investment companies, if any. This amount is shown as fees waived by the Manager in the Consolidated Statement of Operations.

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Master Portfolio pays the Manager based on the Master Portfolio’s net assets which includes the assets of the Subsidiary.

The Manager, on behalf of the Master Portfolio, entered into sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

For the year ended September 30, 2015, the Master LLC reimbursed the Manager $49,950 for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

During the year ended September 30, 2015, the Portfolio received a reimbursement of $668 from an affiliate, which is included in capital transactions in the Consolidated Statements of Changes in Net Assets, relating to a processing error.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the year ended September 30, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were $14,316,353 and $2,909,496, respectively.

7. Purchases and Sales:

For the year ended September 30, 2015, purchases and sales of investments, including paydown and mortgage dollar rolls and excluding short-term securities, were as follows:

Purchases
Non-U.S. Government Securities	$50,978,225,843
U.S. Government Securities	27,916,061,461

Total Purchases	$78,894,287,304

Sales
Non-U.S. Government Securities (including paydowns)	$49,235,643,790
U.S. Government Securities	26,403,897,764

Total Sales	$75,639,541,554

For the year ended September 30, 2015, purchases and sales related to mortgage dollar rolls were as follows:

Purchases	$21,613,024,020
Sales	$21,615,551,719

8. Income Tax Information:

The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	99

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns remains open for each of the four years ended September 30, 2015. The statutes of limitations on Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$12,644,284,273

Gross unrealized appreciation	$81,576,027
Gross unrealized depreciation	(153,780,501)

Net unrealized depreciation	$(72,204,474)

9. Bank Borrowings:

The Master LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Prior to November 25, 2014, the aggregate commitment amount was $1.1 billion, of which the Participating Funds, including the Master Portfolio, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2015, the Master Portfolio did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

The Master Portfolio invests a significant portion of its assets in fixed income securities and/or uses derivatives tied to the fixed-income markets. See the Consolidated Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Consolidated Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

100	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Notes to Consolidated Financial Statements (concluded)	Master Total Return Portfolio

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	101

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Master Bond LLC and Investors of Master Total Return Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, as of September 30, 2015, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the four years in the period then ended, and the financial highlights for the other period presented. These financial statements and financial highlights are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2015, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Master Total Return Portfolio as of September 30, 2015, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the four years in the period then ended, and its financial highlights for the other period presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

November 25, 2015

102	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors of Master Bond LLC (the “Master LLC”) and the Board of Directors of BlackRock Bond Fund, Inc. (the “Corporation”) met in person on April 14, 2015 (the “April Meeting”) and May 12-13, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreements (collectively, the “Advisory Agreements”) between the Master LLC, on behalf of Master Total Return Portfolio (the “Master Fund”), and BlackRock Advisors, LLC (the “Manager”), and between the Corporation, on behalf of BlackRock Total Return Fund (the “Feeder Fund” and, together with the Master Fund, the “Funds” and each, a “Fund”), and the Manager, the Master Fund’s and the Feeder Fund’s investment advisor. The Board of Directors of each of the Master LLC and the Corporation also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and each of (a) BlackRock International Limited; and (b) BlackRock (Singapore) Limited (collectively, the “Sub-Advisors”), with respect to each of the Master Fund and the Feeder Fund. The Feeder Fund is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreements with respect to the Master LLC. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.” For simplicity: (a) the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the April and May Meetings, the Board consisted of thirteen individuals, ten of whom were not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). One of the Board Members is a non-management interested Board Member by virtue of his former positions with BlackRock, Inc. and its affiliates. The Board Members are responsible for the oversight of the operations of the Master Fund or the Feeder Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master Fund and the Feeder Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Fund and/or the Feeder Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master Fund’s and/or the Feeder Fund’s operating expenses and how BlackRock allocates expenses to the Master Fund and the Feeder Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Fund’s and the Feeder Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Master Fund’s and the Feeder Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Feeder Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master Fund and/or Feeder Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; subadvisory and advisory relationships with other clients (including mutual funds sponsored by third

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	103

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Fund and the Feeder Fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Feeder Fund as compared with a peer group of funds as determined by Lipper;1 (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Fund and/or the Feeder Fund to BlackRock; (g) sales and redemption data regarding the Feeder Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC and the Corporation, including the Independent Board Members, approved the continuation of the respective Advisory Agreements between the Manager and each of the Master LLC, on behalf of the Master Fund, and the Corporation, on behalf of the Feeder Fund, and the respective Sub-Advisory Agreements between the Manager and the Sub-Advisors with respect to each of the Master Fund and the Feeder Fund, each for a one-year term ending June 30, 2016. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master LLC and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Fund, the Feeder Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund; (d) the Feeder Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master Fund and the Feeder Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Feeder Fund shares, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Fund and the Feeder Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Feeder Fund. Throughout the year, the Board compared the Feeder Fund’s performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master Fund’s portfolio management team discussing the Master Fund’s performance and the Master Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

104	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Fund and the Feeder Fund. BlackRock and its affiliates provide the Master Fund and the Feeder Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master Fund and the Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Fund and the Feeder Fund. In particular, BlackRock and its affiliates provide the Master Fund and the Feeder Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Fund and the Feeder Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Fund, the Feeder Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Fund and the Feeder Fund, as applicable. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Feeder Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Feeder Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight Committee regularly review, and meet with Master Fund management to discuss, the performance of the Master Fund and the Feeder Fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the Feeder Fund ranked in the first quartile against its Lipper Performance Universe.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Fund and the Feeder Fund: .

The Board, including the Independent Board Members, reviewed the Master Fund’s/Feeder Fund’s contractual management fee rate compared with the other funds in the Feeder Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Feeder Fund’s total expense ratio, as well as the Master Fund’s/Feeder Fund’s actual management fee rate, to those of other funds in the Feeder Fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Fund and the Feeder Fund. The Board reviewed BlackRock’s profitability with respect to the Master Fund and the Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	105

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Fund and the Feeder Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Fund and the Feeder Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Fund and the Feeder Fund. The Board may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act Fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master Fund and the Feeder Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Master Fund’s/Feeder Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and Feeder Fund’s total expense ratio ranked in the second and first quartiles, respectively, relative to the Feeder Fund’s Expense Peers. The Board also noted that the Master Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Fund increases above certain contractually specified levels. The Board noted that BlackRock proposed, and the Board agreed to a contractual adjustment of the advisory fee to reduce the specified levels within the Master Fund’s breakpoint schedules. This adjustment was implemented on November 21, 2014. The Board further noted that the Feeder Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Feeder Fund increases above certain contractually specified levels. The Board noted that BlackRock proposed, and the Board agreed to, a contractual adjustment of the advisory fee to reduce the specified levels within the Feeder Fund’s breakpoint schedules. This adjustment was implemented on November 21, 2014. The Board noted that BlackRock has contractually agreed to a cap on the Feeder Fund’s total expenses as a percentage of the Feeder Fund’s average daily net assets on a class-by-class basis. The Board noted that BlackRock proposed, and the Board agreed to changes to the contractual expense cap on the Feeder Fund on a class-by-class basis, as applicable. These expense cap changes were implemented on November 21, 2014.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Fund and the Feeder Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Fund and the Feeder Fund benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Fund and the Feeder Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master Fund and the Feeder Fund. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Fund and the Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Fund and the Feeder Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the Feeder Fund’s and/or the Master Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Feeder Fund.

106	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

Conclusion

The Board of each of the Master LLC and the Corporation, including the Independent Board Members, approved the continuation of the Advisory Agreements between the Manager and each of the Master LLC, on behalf of the Master Fund, and the Corporation, on behalf of the Feeder Fund, respectively, for a one-year term ending June 30, 2016, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors with respect to each of the Master Fund and the Feeder Fund, respectively, for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC and the Corporation, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Fund and the Feeder Fund, as applicable, and their shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Fund and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Fund and the Feeder Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	107

Officers and Directors

Name, Address[1] and Year of Birth	Position(s) Held with the Fund/ Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2]
Robert M. Hernandez 1944	Chair of the Board and Director	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, TE Connectivity (electronics) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	ACE Limited (insurance company); Eastman Chemical Company
Fred G. Weiss 1941	Vice Chair of the Board and Director	Since 2007	Managing Director, FGW Consultancy LLC (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International plc (medical technology commercialization company) from 2001 to 2007.	28 RICs consisting of 98 Portfolios	Allergan plc (pharmaceuticals)
James H. Bodurtha 1944	Director	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	28 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Director	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	28 RICs consisting of 98 Portfolios	None
Valerie G. Brown 1956	Director	Since 2015	Chief Executive Officer and Director, Cetera Financial Group (broker-dealer and registered investment adviser services) from 2010 to 2014; Director and Vice Chairman of the Board, Financial Services Institute (trade organization) from 2009 to 2014; Director and Committee Chair, Securities Industry and Financial Markets Association (trade organization) from 2006 to 2014.	28 RICs consisting of 98 Portfolios
Donald W. Burton 1944	Director	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Director	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2009.	28 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical; UPS Corporation (delivery service)
Kenneth A. Froot 1957	Director	Since 2007	Professor, Harvard University from 1993 to 2012.	28 RICs consisting of 98 Portfolios	None
John F. O’Brien 1943	Director	Since 2007	Chairman, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009.	28 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

108	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Officers and Directors (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Fund/ Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2] (concluded)
Donald C. Opartny 1952	Director	Since 2015	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) since 2010; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	28 RICs consisting of 98 Portfolios	None
Roberta Cooper Ramo 1942	Director	Since 2007	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 1999; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit), since 2013.	28 RICs consisting of 98 Portfolios	None
David H. Walsh 1941	Director	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, The American Museum of Fly Fishing since 1997.	28 RICs consisting of 98 Portfolios	None

[1]	The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]

Each Independent Director holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Fund/Master LLC’s by-laws or charter or statute. In no event may an Independent Director hold office beyond December 31 of the year in which he or she turns 75.

[3]

Date shown is the earliest date a person has served for the Fund/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Directors as joining the Fund/Master LLC’s board in 2007, those Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	109

Officers and Directors (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Fund/ Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Interested Directors[4]
Robert Fairbairn 1965	Director	Since 2015	Senior Managing Director of BlackRock since 2010; Global Head of BlackRock’s Retail and iShares businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	28 RICs consisting of 98 Portfolios	None
Henry Gabbay 1947	Director	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	28 RICs consisting of 98 Portfolios	None
John M. Perlowski 1964	Director	Since 2015	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 333 Portfolios	None

[4]

Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Fund/Master LLC based on their positions with BlackRock and its affiliates. Mr. Gabbay may be deemed an “interested person” of the Fund/Master LLC based on his former positions with BlackRock and its affiliates. Mr. Gabbay does not currently serve as an officer or employee of BlackRock or its affiliates or own any securities of BlackRock or The PNC Financial Services Group, Inc. Mr. Gabbay is a non-management Interested Director. Interested Directors serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Fund’s/Master LLC’s by-laws or charter or statute, or until December 31 of the year in which they turn 75. Officers of the Fund/Master LLC serve at the pleasure of the Board.

110	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Officers and Directors (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Fund/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[2]
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of the Fund/Master LLC serve at the pleasure of the Board.
Further information about the Fund/Master LLC’s Officers and Directors is available in the Fund/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Custodian Bank of New York Mellon New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

Sub-Advisors BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

BlackRock (Singapore) Limited 079912 Singapore

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	111

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

112	BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.	SEPTEMBER 30, 2015	113

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TR-9/15-AR

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez
Fred G. Weiss
Stuart E. Eizenstat
Bruce R. Bond

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Return Fund of BlackRock Bond Fund, Inc.	$7,363	$7,363	$0	$0	$15,402	$15,100	$0	$0
Master Total Return Portfolio of Master Bond LLC	$87,613	$87,613	$0	$0	$20,000	$13,500	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Funds and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,391,000	$2,555,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrants on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrants and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrants. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrants will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrants or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrants, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Return Fund of BlackRock Bond Fund, Inc.	$15,402	$15,100
Master Total Return Portfolio of Master Bond LLC	$20,000	$13,500

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,391,000 and $2,555,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: December 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: December 2, 2015